AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007
                                                      REGISTRATION NO. 033-02460
                                                               AND NO. 811-04819


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 28 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 40 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2007 pursuant to paragraph (b) of Rule 485

        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                [ ] on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                       [JEFFERSON NATIONAL LOGO]
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                               MAXIFLEX INDIVIDUAL
           INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

     This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Jefferson National Life Insurance Company ("Jefferson National"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale. The Contracts are designed for use in retirement planning.

     The Contract has a variety of investment options: a Fixed Account and several subaccounts, each of which invests in one of the Investment Portfolios listed below. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

A I M VARIABLE INSURANCE FUNDS

MANAGED BY A I M ADVISORS, INC.

     o    AIM V.I. Basic Value - Series II shares

     o    AIM V.I. Core Equity - Series I shares

     o    AIM V.I. Financial Services - Series I shares

     o    AIM V.I. Global Health Care - Series I shares

     o    AIM V.I. Global Real Estate Fund - Series I shares

     o    AIM V.I. High Yield - Series I shares

     o    AIM V.I. Mid Cap Core Equity - Series II shares

     o    AIM V.I. Technology - Series I shares

THE ALGER AMERICAN FUND

MANAGED BY FRED ALGER MANAGEMENT, INC.

     o    Alger American Growth -Class O

     o    Alger American Leveraged AllCap - Class O

     o    Alger American MidCap Growth P- Class O

     o    Alger American Small Capitalization -Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

   MANAGED BY ALLIANCEBERNSTEIN L.P.

     o    AllianceBernstein Growth and Income

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

     o    American Century VP Balanced (Class I)

     o    American Century VP Income & Growth (Class I)

     o    American Century VP Inflation Protection (Class II)

     o    American Century VP Large Company Value (Class I)

     o    American Century VP Ultra (Class I)

     o    American Century VP Value (Class I)

     o    American Century VP Vista (Class I)

MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.

     o    American Century VP International (Class I)

THE DIREXION INSURANCE TRUST

MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

     o    DireXion Dynamic VP HY Bond

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

MANAGED BY THE DREYFUS CORPORATION

     o    DREYFUS IP - SMALL CAP STOCK INDEX

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)

MANAGED BY THE DREYFUS CORPORATION

     o    Dreyfus VIF--International Value (Initial Shares)

FEDERATED INSURANCE SERIES

MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

     o    Federated Capital Income II

     o    Federated High Income Bond II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

     o    Federated International Equity II

MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

     o    Federated Kaufmann II (Service Shares)

     o    Federated Market Opportunity II (Service Shares)

JANUS ASPEN SERIES

MANAGED BY JANUS CAPITAL MANAGEMENT LLC

     o    Janus Aspen Balanced (Institutional Shares)

     o    Janus Aspen Forty (Institutional Shares)

     o    Janus Aspen Global Life Sciences Institutional Shares)

     o    Janus Aspen Growth and Income (Institutional Shares)

     o    Janus Aspen International Growth (Institutional Shares)

     o    Janus Aspen Large Cap Growth (Institutional Shares)

     o    Janus Aspen Mid Cap Growth (Institutional Shares)

     o    Janus Aspen Mid Cap Value Institutional Shares)

     o    Janus Aspen Small Company Value (Service Shares)

     o    Janus Aspen Worldwide Growth (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT LLC

     o    Lazard Retirement Emerging Markets

     o    Lazard Retirement International Equity

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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     o    Lazard Retirement Small Cap

     o    Lazard Retirement US Strategic Equity

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUBADVISED BY CLEARBRIDGE ADVISORS, LLC

     o    Legg Mason Partners Variable Aggressive Growth

     o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)

     o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap Portfolio)

     o    Legg Mason Partners Variable Large Cap Growth

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUBADVISED BY WEST ASSET MANAGEMENT COMPANY

     o    Legg Mason Partners Variable Global High Yield Bond

     o    Legg Mason Partners Variable Government Portfolio

     o    Legg Mason Partners Variable Strategic Bond

LORD ABBETT SERIES FUND, INC.

MANAGED BY LORD, ABBETT & CO. LLC

     o    Lord Abbett Series Fund, Inc. - America's Value

     o    Lord Abbett Series Fund, Inc. - Growth and Income

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT")

MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

     o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)

     o Lehman Brothers Short Duration Bond (Formerly Limited Maturity Bond Portfolio)

     o    Neuberger Berman AMT Fasciano (Class S)

     o    Neuberger Berman AMT Mid-Cap Growth

     o    Neuberger Berman AMT Partners

     o    Neuberger Berman AMT Regency

     o    Neuberger Berman AMT Socially Responsive

NORTHERN LIGHTS VARIABLE TRUST

MANAGED BY JNF ADVISORS, INC.

     o    JNF Chicago Equity Partners Balanced

     o    JNF Chicago Equity Partners Equity

PIMCO VARIABLE INSURANCE TRUST

MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

     o    PIMCO VIT All Asset (Administrative Class)

     o    PIMCO VIT CommodityRealReturn 'tm' Strategy (Administrative Class)

     o    PIMCO VIT Emerging Markets Bond (Administrative Class)

     o    PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)

     o    PIMCO VIT Global Bond (Unhedged) (Administrative Class)

     o    PIMCO VIT High Yield (Administrative Class)

     o    PIMCO VIT Long-Term U.S. Government (Administrative Class)

     o    PIMCO VIT Low Duration (Administrative Class)

     o    PIMCO VIT Money Market (Administrative Class)

     o    PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)

     o    PIMCO VIT Real Return (Administrative Class)

     o    PIMCO VIT Short-Term (Administrative Class)

     o    PIMCO VIT StockPLUS(R) Total Return (Administrative Class)

     o    PIMCO VIT Total Return (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

     o    Pioneer Core Bond VCT

     o    Pioneer Cullen Value VCT

     o    Pioneer Emerging Markets VCT

     o    Pioneer Equity Income VCT

     o    Pioneer Fund VCT

     o    Pioneer Global High Yield VCT

     o    Pioneer High Yield VCT

     o    Pioneer International Value VCT

     o    Pioneer Mid Cap Value VCT

     o    Pioneer Small Cap Value VCT

     o    Pioneer Strategic Income VCT

ROYCE CAPITAL FUND

MANAGED BY ROYCE & ASSOCIATES, LLC

     o    Royce Micro-Cap

     o    Royce Small-Cap

RYDEX VARIABLE TRUST

MANAGED BY RYDEX INVESTMENTS

     o    Rydex Absolute Return Strategies

     o    Rydex Banking

     o    Rydex Basic Materials

     o    Rydex Biotechnology

     o    Rydex Commodities Strategy

     o    Rydex Consumer Products

     o    Rydex Dynamic Dow

     o    Rydex Dynamic OTC

     o    Rydex Dynamic Russell 2000

     o    Rydex Dynamic S&P 500

     o    Rydex Dynamic Strengthening Dollar

     o    Rydex Dynamic Weakening Dollar

     o    Rydex Electronics

     o    Rydex Energy

     o    Rydex Energy Services

     o    Rydex Essential Portfolio Aggressive

     o    Rydex Essential Portfolio Conservative

     o    Rydex Essential Portfolio Moderate

     o    Rydex Europe Advantage

     o    Rydex Financial Services

     o    Rydex Government Long Bond Advantage

     o    Rydex Health Care

     o    Rydex Hedged Equity

     o    Rydex Internet

     o    Rydex Inverse Dynamic Dow

     o    Rydex Inverse Government Long Bond

     o    Rydex Inverse Mid-Cap

     o    Rydex Inverse OTC

     o    Rydex Inverse Russell 2000

     o    Rydex Inverse S&P 500

     o    Rydex Japan Advantage

     o    Rydex Large-Cap Growth

     o    Rydex Large-Cap Value

     o    Rydex Leisure

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     o    Rydex Mid Cap Advantage

     o    Rydex Mid-Cap Growth

     o    Rydex Mid-Cap Value

     o    Rydex Multi-Cap Core Equity

     o    Rydex Nova

     o    Rydex OTC

     o    Rydex Precious Metals

     o    Rydex Real Estate

     o    Rydex Retailing

     o    Rydex Russell 2000 Advantage

     o    Rydex Sector Rotation

     o    Rydex Small-Cap Growth

     o    Rydex Small-Cap Value

     o    Rydex Technology

     o    Rydex Telecommunications

     o    Rydex Transportation

     o    Rydex U.S. Government Money Market

     o    Rydex Utilities

     o    CLS AdvisorOne Amerigo

     o    CLS AdvisorOne Clermont

SELIGMAN PORTFOLIOS, INC.

MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

     o    Seligman Communications and Information

     o    Seligman Global Technology

THIRD AVENUE VARIABLE SERIES TRUST

MANAGED BY THIRD AVENUE MANAGEMENT LLC.

     o    Third Avenue Value

VAN ECK WORLDWIDE INSURANCE TRUST

MANAGED BY VAN ECK ASSOCIATES CORPORATION

     o    Van Eck Worldwide Absolute Return

     o    Van Eck Worldwide Bond

     o    Van Eck Worldwide Emerging Markets

     o    Van Eck Worldwide Hard Assets

     o    Van Eck Worldwide Real Estate

WELLS FARGO ADVANTAGE FUNDS

MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

     o    Wells Fargo Advantage VT Discovery

     o    Wells Fargo Advantage VT Opportunity


     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

     To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

     THE CONTRACTS:

     o    ARE NOT BANK DEPOSITS

     o    ARE NOT FEDERALLY INSURED

     o    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

     o    ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

  May 1, 2007

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TABLE OF CONTENTS                                                           PAGE

DEFINITIONS OF SPECIAL TERMS..................................................6
HIGHLIGHTS....................................................................7
FEE TABLE.....................................................................8
EXAMPLES OF FEES AND EXPENSES.................................................9
CONDENSED FINANCIAL INFORMATION...............................................9
JEFFERSON NATIONAL............................................................10
CONTRACT OWNER INQUIRIES......................................................10
FINANCIAL STATEMENTS..........................................................10
THE VARIABLE ACCOUNT..........................................................10
VARIABLE ACCOUNT INVESTMENT OPTIONS...........................................10
     Voting Rights............................................................11
FIXED ACCOUNT.................................................................11
THE CONTRACTS.................................................................11
ACCUMULATION PROVISIONS.......................................................12
     Purchase Payments........................................................12
     Allocation of Purchase Payments..........................................12
     Accumulation Units.......................................................12
     Accumulation Unit Values.................................................13
TRANSFERS.....................................................................13
     How You Can Make Transfers...............................................13
     Excessive Trading Limits.................................................13
     Dollar Cost Averaging Program............................................15
     Rebalancing Program......................................................15
     Asset Allocation Program.................................................15
     Interest Sweep Program...................................................15
     Withdrawals..............................................................15
     Suspension of Payments...................................................15
RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS...............................16
RESTRICTIONS UNDER SECTION 403(b) PLANS.......................................16
SYSTEMATIC WITHDRAWAL PLAN....................................................16
LOANS.........................................................................16
CHARGES AND DEDUCTIONS........................................................16
     Withdrawal Charge........................................................16
     Withdrawal Charge Waivers................................................17
     Administrative Fee (Annual Contract Fee).................................17
     Mortality and Expense Risk Charge........................................17
     Premium Taxes............................................................18
     Investment Portfolio Expenses............................................18
     Reduction or Elimination of Contract Charges.............................18
     Other Charges............................................................18
DEATH BENEFITS................................................................18
THE ANNUITY PERIOD - SETTLEMENT PROVISIONS....................................18
     Electing the Annuity Period and Form of Annuity..........................18
     Annuity Options..........................................................19
     Transfers During the Annuity Period......................................20
     Death Benefit During the Annuity Period..................................20
     Other Contract Provisions................................................20
TAXES.........................................................................20
     Annuity Contracts in General.............................................20
     Tax Status of the Contracts..............................................20
     Taxation of Non-Qualified Contracts......................................21
     Taxation of Qualified Contracts..........................................21
     Possible Tax Law Changes.................................................22
GENERAL MATTERS...............................................................22

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     Distribution of Contracts................................................22
     Legal Proceedings........................................................22
     Independent Registered Public Accounting Firm............................22
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..................23
APPENDIX B--CONDENSED FINANCIAL INFORMATION...................................36
PRIVACY POLICY................................................................55
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................56

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DEFINITIONS OF SPECIAL TERMS

     ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

     ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract value during the Accumulation Period.

     ANNUITANT: The natural person(s) upon whose life (lives) Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

     ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

     ANNUITY PAYMENTS: A series of periodic payments we make under an annuity option.

     ANNUITY PERIOD: The period during which we make Annuity Payments.

     CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

     CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

     CODE: Internal Revenue Code of 1986, as amended.

     FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

     INDIVIDUAL CONTRACT: The record we establish to represent your interest in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

     INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission, or other adviser selected by You to provide asset allocation and investment advisory services.

     INVESTMENT OPTIONS: The investment choices available to Contract Owners.

     INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each subaccount has its own investment objective and is invested in the underlying Investment Portfolio.

     PLAN: A voluntary program for an employer that qualifies for special tax treatment.

     PURCHASE PAYMENTS: The payments made to Jefferson National under the terms of the Contract.

     REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

     VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

     VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

     WEBSITE: WWW.JEFFNAT.COM, which is the website of Jefferson National Life Insurance Company. You may obtain certain information about your Contract and request certain transactions through the Website.

     WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

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HIGHLIGHTS

     The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. The Contracts that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contracts are intended to be used to accumulate money for retirement. The Contracts provide for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The single Purchase Payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale.

     All deferred annuity contracts, like the Contracts, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

     If you are considering purchasing a Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contracts are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

     These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

     RETIREMENT PLANS: The Contracts may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

     DEATH BENEFIT: This Contracts includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

     LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

     ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

     FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

     TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

     INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

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FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

                                                  FLEXIBLE PURCHASE PAYMENT CONTRACT           SINGLE PURCHASE PAYMENT CONTRACT
WITHDRAWAL CHARGE (as a percentage of amount
redeemed)(1)...............................                       8%                                          7%
Transfer Fee...............................                      None                                        None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                  FLEXIBLE PURCHASE PAYMENT CONTRACT           SINGLE PURCHASE PAYMENT CONTRACT
ANNUAL CONTRACT FEE(2).....................           $20 per contract per year                   $25 per contract per year
ANNUAL EXPENSES OF VARIABLE ACCOUNT
(as a percentage of average account value)
Mortality and Expense Fees(3)..............                     1.00%                                       1.00%
Other Expenses.............................                      None                                        None
TOTAL ANNUAL EXPENSES OF VARIABLE ACCOUNT..                     1.00%                                       1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                          MINIMUM         MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution   Gross: 0.27%   Gross: 11.49%
and/or service (12b-1) fees, and other expenses)(4).................................................     Net: 0.27%     Net: 5.12%

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total contract value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.66%. See the Statement of Additional Information for more information about this guarantee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2008. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, Contract fees, Annual Expenses of the Variable Account, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                                                                 FLEXIBLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $2,069.00        $4,074.55       $5,814.53         $9,088.46

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $947.00          $990.17        $1,141.18         $1,726.91

                                                                                  SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,974.00        $3,994.54       $5,737.28         $9,105.28

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $852.00          $916.65        $1,079.17         $1,781.52

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

                                                                                 FLEXIBLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $2,069.00        $4,074.55       $5,441.34         $9,088.46

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $947.00          $990.17         $788.76          $1,726.91

                                                                                  SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,974.00        $3,994.54       $5,457.34         $9,105.28

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $852.00          $916.65         $814.77          $1,781.52

(3) If you do not surrender your Contract:

                                                                                 FLEXIBLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,269.00        $3,521.75       $5,441.34         $9,088.46

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $147.00          $456.75         $788.76          $1,726.91

                                                                                  SINGLE PURCHASE PAYMENT CONTRACT
ASSUMING MAXIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................     $1,274.00        $3,533.81       $5,457.34         $9,105.28

ASSUMING MINIMUM INVESTMENT                                          1 YEAR          3 YEARS         5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES..................................      $152.00          $472.05         $814.77          $1,781.52


CONDENSED FINANCIAL INFORMATION

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

JEFFERSON NATIONAL

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas, are a subsidiary of Jefferson National Financial Corp. and an indirect wholly-owned subsidiary of Inviva, Inc.

     The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

CONTRACT OWNER INQUIRIES

     You should direct any inquiries you have regarding your Individual Contract, or any related matter to the Company's Website, or to the address and telephone number shown under "Administrative Office" in the front of this prospectus.

FINANCIAL STATEMENTS

     The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

THE VARIABLE ACCOUNT

     The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

     Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

     The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios. Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

     (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

     (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

     (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

     (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

     (e) to change the way Jefferson National assesses charges, so long as the charges are not increased beyond the maximum charges guaranteed by the Contract.

     New or substitute Investment Portfolios may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

VARIABLE ACCOUNT INVESTMENT OPTIONS

     The Contract currently offers several Variable Account Investment Options (subaccounts), each of which invests in an Investment Portfolio listed at the beginning of this Prospectus. Appendix A contains information about the Investment Options. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those subaccounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

     You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses visit Our Website, or call Jefferson National at: (866) 667-0561.

     The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Portfolios will be comparable even though the Investment Portfolios have the same investment advisers.

     A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the

--------------------------------------------------------------------------------

limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

     Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

     Jefferson National may enter into certain arrangements under which it is compensated by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which it provides to the Investment Portfolios. The table below describes the annual payments we generally receive, and whether the fee is made pursuant to a 12b-1 plan approved by the fund or a separate administrative fee. Certain funds within the listed fund families may have fees that vary from the general payment structure. The amounts described may change at any time without notice.


------------------------------------------------------------------
          FUND FAMILY                12b-1       ADMINISTRATIVE
------------------------------------------------------------------
Alliance Bernstein Variable       0             .10%
Products Series Fund, Inc. -
Class A
------------------------------------------------------------------
AIM Variable Insurance Funds -    0             .30%
Series I
------------------------------------------------------------------
AIM Variable Insurance Funds -    .25%          .25%
Series II
------------------------------------------------------------------
Alger American Fund               0             .25%
------------------------------------------------------------------
American Century Variable         0             .25%
Portfolios, Inc. - Class I
------------------------------------------------------------------
American Century Variable         .25%          .05%
Portfolios, Inc.- Class II
------------------------------------------------------------------
DireXion Insurance Trust          0             .45%
------------------------------------------------------------------
Dreyfus Variable Investment       0             .25%
Fund - Initial
------------------------------------------------------------------
Dreyfus Investment Portfolios -   .25%          0
Service
------------------------------------------------------------------
Federated Insurance Series        0             .25%
------------------------------------------------------------------
Janus  Aspen Series -             N/A           .20%
Institutional Shares
------------------------------------------------------------------
Janus Aspen Series - Service      .25%          .20%
Shares
------------------------------------------------------------------
Lazard Retirement Series, Inc.    .25%          0
------------------------------------------------------------------
Legg Mason Partners Variable      0             .25%
Income Trust and Variable
Equity Trust
------------------------------------------------------------------
Lord Abbett Series Fund, Inc.     0             .25%
------------------------------------------------------------------
Neuberger Berman Advisers         0             .25%
Management Trust
------------------------------------------------------------------
Northern Lights Variable Trust    .25%          0
------------------------------------------------------------------
PIMCO Variable Insurance Trust    .15%          .10%
------------------------------------------------------------------
Pioneer Variable Contracts Trust  .25%          .25%
------------------------------------------------------------------
Royce Capital Fund                0             .25%
------------------------------------------------------------------
Rydex Variable Trust              0             .30%
------------------------------------------------------------------
Seligman Portfolios, Inc.         .10%          .15%
------------------------------------------------------------------
Third Avenue Variable Series      0             .25%
Trust
------------------------------------------------------------------
Van Eck Worldwide Insurance       0             .25%
Trust
------------------------------------------------------------------
Wells Fargo Advantage Funds       0             .25%
------------------------------------------------------------------

VOTING RIGHTS

     Jefferson National is the legal owner of the Investment Portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

FIXED ACCOUNT

     During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5% or the minimum rate prescribed by applicable state law. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. Effective April 12, 2005, owners of non-qualified Contracts are no longer permitted to make additional investments in the Fixed Account.

     The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Variable Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

     If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

     See your Contract for more information on the Fixed Account.

THE CONTRACTS

     The Contracts, like all deferred annuity contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

     The Contracts may be issued in conjunction with certain

--------------------------------------------------------------------------------

plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

     There are two types of Contracts described in this prospectus:

     (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

     (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

     The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent Purchase Payment requirement of $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

     You can make Purchase Payments to Jefferson National at its Administrative Office. Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

     You may elect to have Purchase Payments accumulate:

     (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

     (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

     (c)  a combination of both.

     Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

     If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

---------------------------------------------------------------

                 15 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Dynamic Dow           Dynamic OTC            Dynamic Russell
                                             2000
---------------------------------------------------------------
Dynamic S&P 500       Dynamic                Dynamic
                      Strengthening Dollar   Weakening Dollar
---------------------------------------------------------------
Europe Advantage      Government Long Bond   Inverse Dynamic
                      Advantage              Dow
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        Inverse OTC
Long Bond
---------------------------------------------------------------
Inverse Russell 2000  Inverse S&P 500        Japan Advantage
---------------------------------------------------------------
Large-Cap Growth      Large-Cap Value        Mid Cap Advantage
---------------------------------------------------------------
Mid-Cap Growth        Mid-Cap Value          Nova
---------------------------------------------------------------
OTC                   Russell 2000           Small-Cap Growth
                      Advantage
---------------------------------------------------------------
Small-Cap Value       U.S. Govt Money Mkt
---------------------------------------------------------------

                 30 MINUTES BEFORE NYSE CLOSE
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Commodities Strategy  Consumer Products      Electronics
---------------------------------------------------------------
Energy                Energy Services        Financial
                                             Services
---------------------------------------------------------------
Health Care           Internet               Leisure
---------------------------------------------------------------
Precious Metals       Real Estate            Retailing
---------------------------------------------------------------
Technology            Telecommunication      Transportation
---------------------------------------------------------------
Utilities
---------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

--------------------------------------------------------------------------------

ACCUMULATION UNITS

     We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (E.G., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

ACCUMULATION UNIT VALUES

     Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

     1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

     2.   subtracting the daily amount of the mortality and expense risk fee.

     The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

     We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

TRANSFERS

     During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. Limits on transfers out of the Fixed Account may apply. You can make transfers between subaccounts and changes in allocations in writing or by telephone.

HOW YOU CAN MAKE TRANSFERS

     You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

     TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

     We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from and provide information to either you or the other Owner.

     We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

     We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine. Under certain circumstances, your statement may serve as the confirmation for transactions you made during the quarter covered by the statement.

     Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

EXCESSIVE TRADING LIMITS

     The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

     We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

     o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

     o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

     o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

     The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear

--------------------------------------------------------------------------------

likely to abuse the transfer privilege.

     We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

    As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund and the PIMCO VIT Money Market Fund. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-----------------------------------------------------------------
                          30 DAY HOLD
-----------------------------------------------------------------
CLS AdvisorOne Amerigo   CLS AdvisorOne        Federated
                         Clermont              Capital Income
                                               Fund II
-----------------------------------------------------------------
Federated High Income    Federated             Federated
Bond Fund II             International         Kaufmann Fund II
                         Equity Fund II
-----------------------------------------------------------------
Federated Market         Legg Mason            Legg Mason
Opportunity Fund II      Aggressive Growth     Capital and
                                               Income
-----------------------------------------------------------------
Legg Mason Fundamental   Legg Mason            Legg Mason High
Value                    Government            Yield Bond
-----------------------------------------------------------------
Legg Mason Large Cap     Legg Mason            Lord Abbett
Growth                   Strategic Bond        America's Value
-----------------------------------------------------------------
Lord Abbett Growth and   Rydex Absolute        Rydex Essential
Income                   Return Strategies     Portfolio
                                               Aggressive
-----------------------------------------------------------------
Rydex Essential          Rydex Essential       Rydex Hedged
Portfolio Conservative   Portfolio Moderate    Equity
-----------------------------------------------------------------
Rydex Multi-Cap Core     Rydex Sector
Equity                   Rotation
-----------------------------------------------------------------
                          60 DAY HOLD
-----------------------------------------------------------------
Dreyfus International    Dreyfus Small Cap     Dreyfus Socially
Value                    Stock Index           Responsible
                                               Growth
-----------------------------------------------------------------
Dreyfus Stock Index
-----------------------------------------------------------------
                          90 DAY HOLD
-----------------------------------------------------------------
AllianceBernstein        Janus Aspen Balanced  Janus Aspen Forty
Growth and Income
-----------------------------------------------------------------
Janus Aspen Global       Janus Aspen Growth    Janus Aspen
Life Science             and Income            International
                                               Growth
-----------------------------------------------------------------
Janus Aspen Large Cap    Janus Aspen Mid Cap   Janus Aspen Mid
Growth                   Growth                Cap Value
-----------------------------------------------------------------
Janus Aspen Small        Janus Aspen           Third Avenue
Company Value            Worldwide Growth      Value
-----------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

     We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from,

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the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

     Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. Jefferson National reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

ASSET ALLOCATION PROGRAM

     Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

     Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

     Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

WITHDRAWALS

     The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the Contract Value as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable Withdrawal Charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such Annuity Payments terminates.

     For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

     If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

SUSPENSION OF PAYMENTS

     We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

     (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

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RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

     If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

     (1) termination of employment in all public institutions of higher education as defined by applicable law;

     (2)  retirement; or

     (3)  death.

     Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

     If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

     (1)  when you attain age 59 1/2,

     (2)  when you separate from service,

     (3)  when you die,

     (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

     (5)  in the case of hardship, or

     (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

     Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

     o    salary reduction contributions made after December 31, 1988;

     o    income attributable to such contributions; and

     o    income attributable to amounts held as of December 31, 1988.

     The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

SYSTEMATIC WITHDRAWAL PLAN

     Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. Subject to Our administrative procedures, you can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions--Withdrawal Charge").

     Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

LOANS

     Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

     The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS WITHDRAWAL CHARGE

     If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge each year beginning with the second Contract year. If you own a flexible Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge, but you may not make more than one free withdrawal in any calendar year. We do not impose Withdrawal Charges on withdrawals we make to pay advisory fees to Your Investment Advisor. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a Withdrawal Charge.

     Jefferson National will calculate the deduction for Withdrawal Charges on the amount withdrawn in excess of the 10% free withdrawal when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of Contract Value. For the second or subsequent withdrawals in a Contract year, we will calculate the Withdrawal Charge on the total amount of each withdrawal.

     We do not deduct Withdrawal Charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable Withdrawal Charge if the number of years under an annuity option for a guaranteed period selected is less than five.

     The Withdrawal Charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Contract Value. The Withdrawal Charges are:

CONTRACT         FLEXIBLE PURCHASE         SINGLE PURCHASE
YEAR             PAYMENT CONTRACT         PAYMENT CONTRACT
1                       8%                       7%
2                       7%                       6%
3                       6%                       5%
4                       5%                       4%
5                       4%                       3%
6                       3%                       0%
7                       2%                       0%
8                       1%                       0%
Thereafter              0%                       0%

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EXAMPLES

(1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Contract during the third Contract year:

  VALUE OF
  CONTRACT
     OR
 INDIVIDUAL
   ACCOUNT      SINGLE
   (AMOUNT      PREMIUM     WITHDRAWAL    ADMINISTRATIVE   REDEMPTION
  REDEEMED)     PAYMENT       CHARGE      FEE DEDUCTION*    PAYMENT
   $11,800      $10,000     $531 (5% x         $25         $11,244
                             $10,620)

* Applicable to full withdrawals only.

(2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Contract during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

    AMOUNT        AMOUNT       WITHDRAWAL        REDEMPTION
   REQUESTED     REDEEMED        CHARGE           PAYMENT
   $1,000.00     $1,052.63     $52.63 (5%)       $1,000.00

     In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the Withdrawal Charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The Individual Contract value will be reduced by this amount.

     If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

WITHDRAWAL CHARGE WAIVERS

     WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

     o    your Contract has been in force for at least 1 year;

     o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

     o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

     o    your employment was involuntarily terminated by your employer; and

     o you certify to us in writing that you are still unemployed when you make the withdrawal request.

     This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.

     WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

     o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

     o    confinement begins after the first Contract year;

     o confinement is prescribed by a qualified physician and is medically necessary;

     o request for this benefit is made during confinement or within 60 days after confinement ends; and

     o    we receive proof of confinement.

     This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

     This benefit may not be available in your state.

     WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

     o To qualify, the diagnosis and notice must occur after the first Contract year ends.

     o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

     o This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

     This benefit may not be available in your state.

     With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

ADMINISTRATION FEE (ANNUAL CONTRACT FEE)

     During the Accumulation Period, Jefferson National deducts an annual contract fee on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Jefferson National may also assess this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

     Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account on a pro rata basis. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.

MORTALITY AND EXPENSE RISK CHARGE

     Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

     Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy

--------------------------------------------------------------------------------

determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provide the death benefits under the Contracts. These are the mortality risks.

     Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

PREMIUM TAXES

     We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

     In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract and/or the average contribution. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES

     Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

     Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

DEATH BENEFITS

     In the event the Owner, a Joint Owner or the Annuitant (depending on your Contract) dies before Annuity Payments commence, Jefferson National will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract (the "Death Benefit Amount"). We will determine the Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

     Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's (or Annuitant's depending on your Contract) death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies, unless your Contract states the Death Benefit is payable upon death of the Annuitant.

     In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts.

     If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

     In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

THE ANNUITY PERIOD--SETTLEMENT PROVISIONS
ELECTING THE ANNUITY PERIOD AND FORM OF ANNUITY

     You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Jefferson National. If you do not make such elections, we will make payments under a lifetime annuity with 120 monthly payments certain. The value of your Individual Contract will be based upon the value in the subaccounts of the Variable Account to provide variable Annuity Payments.

     Unless otherwise required by law, the annuity date for the Contract may be the first day of any month between the Annuitant's 50th and 75th birthdays.

     You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Jefferson National at least 30 days

--------------------------------------------------------------------------------

prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

     You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

     See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

ANNUITY OPTIONS

     You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

     FIRST OPTION--INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

     SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

     THIRD OPTION--JOINT AND SURVIVOR INCOME FOR LIFE.Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

     Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

     FOURTH OPTION--INCOME FOR A PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

     To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

     (1)  be paid in one sum, or

     (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 3) described above, provided that the value is at least $5,000.

     Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

     FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years.

     The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Contract value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

     If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

     SIXTH OPTION--DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

     Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

     Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

     The SAI contains a further discussion of Annuity Provisions,


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including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD

     You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

     Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD

     If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

OTHER CONTRACT PROVISIONS

     TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract value, or the Purchase Payments you have made if required by state law.

     OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the Contract was endorsed.

     A Qualified Contract may not be assigned. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

     Assigning a Contract or changing the ownership of a Contract may be a taxable event.

TAXES

     NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. FURTHER INFORMATION ON TAXES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. IF YOUR CONTRACT PAYS A DEATH BENEFIT UPON THE DEATH OF THE ANNUITANT, RATHER THAN OWNER, PLEASE CONSULT A TAX ADVISOR REGARDING THE TAX TREATMENT OF THIS BENEFIT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While we believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

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     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity,
SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

     Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of an Owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to INDIVIDUAL RETIREMENT


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ACCOUNTS (IRAs), as defined in Section 408 of the Code, ROTH IRAS, as described in Code Section 408A, CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code, TAX SHELTERED ANNUITIES under section 403(b) of the Code and CERTAIN DEFERRED COMPENSATION PLANS under Code Section 457.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

GENERAL MATTERS

DISTRIBUTION OF CONTRACTS

     Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

     In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

LEGAL PROCEEDINGS

     Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

     On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

     On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2005 and 2006, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2006 and for each of the two years in the period then ended December 31, 2006 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

     Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

     The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Global Real Estate Fund (Effective July 3, 2006 AIM V.I. Real Estate Fund was renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE - SERIES II SHARES

     The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. CORE EQUITY -- SERIES I SHARES

     The fund's investment objective is growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES - SERIES I SHARES

     The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE - SERIES I SHARES

     The fund's investment objective is capital growth. The fund seeks to meet his objective by normally investing at least 80% of its assets in securities of health care industry companies.

AIM V.I. GLOBAL REAL ESTATE - SERIES I SHARES

     The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. HIGH YIELD - SERIES I SHARES

     The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY - SERIES II SHARES

     The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. TECHNOLOGY - SERIES I SHARES

     The fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

     AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.


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     ALLIANCEBERNSTEIN GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED

     The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

     The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE (CLASS I)

     The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP ULTRA(R) (CLASS I)

     The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

AMERICAN CENTURY INVESTMENTS VP VALUE

     The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

AMERICAN CENTURY INVESTMENTS VP VISTA (sm) (CLASS I)

     The American Century VP Vista (sm) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

     The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND

     DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

     The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX

     The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--INTERNATIONAL VALUE

     The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio


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ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II and the Federated Market Opportunity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME II

     The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND II (PRIMARY SHARES)

     The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY II

     The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

FEDERATED KAUFMANN II (SERVICE SHARES)

     The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

FEDERATED MARKET OPPORTUNITY II (SERVICE SHARES)

     The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN BALANCED (INSTITUTIONAL SHARES)

     The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

JANUS ASPEN FORTY (INSTITUTIONAL SHARES)

     The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GLOBAL LIFE SCIENCES (INSTITUTIONAL SHARES)

     The Janus Aspen Global Life Sciences Portfolio seeks long-


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term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that portfolio managers believe have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN GROWTH & INCOME (INSTITUTIONAL SHARES)

     The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN LARGE CAP GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stock of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP VALUE (INSTITUTIONAL SHARES)

     The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

- a low price relative to their assets, earnings, cash flow, or business franchise

-    products and services that give them a competitive advantage

-    quality balance sheets and strong management

JANUS ASPEN SMALL COMPANY VALUE (SERVICE SHARES)

     The Janus Aspen Small Company Value Portfolio seeks capital appreciation, The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies:

-    that have reasonably solid fundamentals

- whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

JANUS ASPEN WORLDWIDE GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Worldwide Growth Portfolio seeks long term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debit securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

LAZARD RETIREMENT EMERGING MARKETS

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.


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The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT INTERNATIONAL EQUITY

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

LAZARD RETIREMENT SMALL CAP

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

     o The potential to become a larger factor in the company's business sector

     o    Significant debt but high levels of free cash flow

     o A relatively short corporate history with the expectation that the business may grow

     o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY

     The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

     Legg Mason Partners Fund Advisor, LLC ("LMPFA") is the fund's investment manager. LMPFA, with office at 399 Park Avenue, New York, New York 10022, is a recently organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds.

     ClearBridge Advisors, LLC ("ClearBridge") and Western Asset Management Company ("Western Asset") provide the day-to-day portfolio management of the funds.

     ClearBridge has office at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

     Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2006, Western Asset's total assets under management were approximately $403 billion.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH

     The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME (FORMERLY LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO)

     The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with option on securities indices. Securities rated below investment grade are commonly referred to as "junk bonds." Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the funds seeks to produce a pattern of total return that moves with the S&P 500 Index, while generated high income. The fund may also use options, future and options on futures to


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increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

     The portfolio managers employ fundamental research and due diligence to assess a company's:

     o    Growth potential, stock price, potential appreciation and valuation

     o Credit quality, taking into account financial condition and profitability

     o    Future capital needs

     o    Potential for change in bond rating and industry outlook

     o    Competitive environment and management ability

LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE (FORMERLY LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO)

     The fund seeks Long term capital growth. Current income is secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND

     The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

LEGG MASON PARTNERS VARIABLE GOVERNMENT

     The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities consist primarily of U.S. Treasury securities, and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH

     The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may also invest up to 20% of its assets in equity securities of companies whose market capitalizations are below $5 billion.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND

     The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

     o    U.S. government obligations

     o    Mortgage and asset-backed

     o Investment and non-investment securities grade U.S. and foreign corporate debt; and

     o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE

     The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their


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principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management, Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliated of Neuberger Berman. The following portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO (CLASS S)

     The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

LEHMAN BROTHERS HIGH INCOME BOND (FORMERLY, HIGH INCOME BOND, A SERIES OF NEUBERGER BERMAN AMT)

     The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

LEHMAN BROTHERS LIMITED MATURITY BOND (FORMERLY, LIMITED MATURITY BOND, A SERIES OF NEUBERGER BERMAN AMT)

     The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MID-CAP GROWTH

     The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

     The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

NEUBERGER BERMAN AMT REGENCY

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE

     The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

     The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF CHICAGO EQUITY PARTNERS BALANCED

     The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST BALANCED WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS BALANCED.

JNF CHICAGO EQUITY PARTNERS EQUITY

     The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST


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EQUITY WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS EQUITY.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

 PIMCO VIT ALL ASSET

     Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

 PIMCO VIT COMMODITYREALRETURN (tm) STRATEGY PORTFOLIO

     Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT EMERGING MARKETS BOND

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT FOREIGN BOND (U.S. DOLLAR-HEDGED)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT GLOBAL BOND (UNHEDGED)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT HIGH YIELD

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or , if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT LONG-TERM U.S. GOVERNMENT (ADMINISTRATIVE CLASS)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT LOW DURATION (ADMINISTRATIVE CLASS)

     Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT MONEY MARKET

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REALESTATEREALRETURN STRATEGY

     Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT REAL RETURN

     The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM

     Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT STOCKPLUS(R) TOTAL RETURN

     Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT TOTAL RETURN

     The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.


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PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

     Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT

     The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER CULLEN VALUE VCT

     The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

PIONER EMERGING MARKETS VCT

     The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

PIONEER EQUITY INCOME VCT

     The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER FUND VCT

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER GLOBAL HIGH YIELD VCT

     The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

PIONEER HIGH YIELD VCT

     The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER INTERNATIONAL VALUE VCT

     The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER MID CAP VALUE VCT

     The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

PIONEER SMALL CAP VALUE VCT

     The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

PIONEER STRATEGIC INCOME VCT

     The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

     Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP

     This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

ROYCE CAPITAL FUND--SMALL-CAP

     This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the



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Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading)This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

RYDEX ABSOLUTE RETURN STRATEGIES

     The Absolute Return Strategies Fund The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis.

RYDEX BANKING

     The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

     The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY

     The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES STRATEGY

     The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

     The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX DYNAMIC DOW

     The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX DYNAMIC OTC

     The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC RUSSELL 2000

     The Dynamic Russll 2000 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

RYDEX DYNAMIC S&P 500

     The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR

     The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR

     The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS

     The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY

     The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES

     The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE

     The Essential Portfolio Aggressive Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of



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underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE

     The Essential Portfolio Conservative Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX ESSENTIAL PORTFOLIO MODERATE

     The Essential Portfolio Moderate Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

RYDEX EUROPE ADVANTAGE

     The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES

     The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE

     The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX HEALTH CARE

     The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX HEDGED EQUITY

     The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

RYDEX INTERNET

     The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW

     The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND

     The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

RYDEX INVERSE MID-CAP

     The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC

     The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000

     The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500

     The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE

     The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH

     The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE

     The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large


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cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure
Value Index.

RYDEX LEISURE

     The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE

     The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH

     The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE

     The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX MULTI-CAP CORE EQUITY

     The Multi-Cap Core Equity Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

RYDEX NOVA

     The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS

     The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE

     The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING

     The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE

     The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX SECTOR ROTATION

     The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH

     The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE

     The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY

     The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS

     The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION

     The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES

     The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO

     The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of


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foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

     The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE

     The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN

     The Van Eck Worldwide Absolute ReturnFund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND

     The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS

     The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS

     The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE

     The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

     The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY

     The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY

     The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
===================================================================================================================================
AIM VARIABLE INSURANCE FUNDS:
BASIC VALUE FUND (A)
--------------------
Beginning AUV                    $1.483     $1.421    $1.295    $1.000    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $1.658     $1.483    $1.421    $1.295    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         11.80%      4.36%     9.73%    29.50%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             61,000     50,990    56,762    19,744    N/A        N/A       N/A       N/A        N/A       N/A

CORE EQUITY FUND (B)
--------------------
Beginning AUV                   $10.044    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $10.890    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          8.42%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              5,352    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

FINANCIAL SERVICES FUND (C)
---------------------------
Beginning AUV                    $1.185     $1.130    $1.050    $0.819     $0.971    $1.008    N/A       N/A        N/A       N/A
Ending AUV                       $1.366     $1.185    $1.130    $1.050     $0.819    $0.971    N/A       N/A        N/A       N/A

Percentage change in AUV         15.27%      4.87%     7.62%    28.21%    -15.65%    -3.67%    N/A       N/A        N/A       N/A

Ending number of AUs              1,221      1,611     1,794     5,872      5,291       544    N/A       N/A        N/A       N/A

GLOBAL HEALTH CARE FUND (C)
---------------------------
Beginning AUV                    $1.106     $1.033    $0.970    $0.767     $1.025    $1.005    N/A       N/A        N/A       N/A
Ending AUV                       $1.153     $1.106    $1.033    $0.970     $0.767    $1.025    N/A       N/A        N/A       N/A

Percentage change in AUV          4.25%      7.07%     6.49%    26.47%    -25.17%     1.99%    N/A       N/A        N/A       N/A

Ending number of AUs             99,095    118,222   161,637    82,572     30,657     4,861    N/A       N/A        N/A       N/A

GLOBAL REAL ESTATE FUND (C)
---------------------------
Beginning AUV                    $2.244     $1.984    $1.467    $1.068     $1.014    $1.003    N/A       N/A        N/A       N/A
Ending AUV                       $3.168     $2.244    $1.984    $1.467     $1.068    $1.014    N/A       N/A        N/A       N/A

Percentage change in AUV         41.18%     13.10%    35.24%    37.36%      5.33%     1.10%    N/A       N/A        N/A       N/A

Ending number of AUs            616,348    428,835   316,479   137,497     83,537         0    N/A       N/A        N/A       N/A

HIGH YIELD FUND (O)
-------------------
Beginning AUV                   $10.980    $10.797    $9.966    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $12.038    $10.980   $10.797    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          9.64%      1.69%     8.34%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs              3,965      4,194     2,990    N/A       N/A        N/A       N/A       N/A        N/A       N/A

MID CAP CORE EQUITY FUND (A)
----------------------------
Beginning AUV                    $1.485     $1.398    $1.244    $0.996    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $1.632     $1.485    $1.398    $1.244    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          9.90%      6.22%    12.38%    24.90%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             17,560     11,394     8,909     2,324    N/A        N/A       N/A       N/A        N/A       N/A

                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
===================================================================================================================================
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)

TECHNOLOGY FUND  (C)
--------------------

Beginning AUV                    $0.576     $0.569    $0.549    $0.382     $0.726    $1.025    N/A       N/A        N/A       N/A
Ending AUV                       $0.630     $0.576    $0.569    $0.549     $0.382    $0.726    N/A       N/A        N/A       N/A

Percentage change in AUV          9.38%      1.23%     3.64%    43.72%    -47.38%   -29.17%    N/A       N/A        N/A       N/A

Ending number of AUs            124,993     19,691   106,480    33,386        544         0    N/A       N/A        N/A       N/A
===================================================================================================================================

THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (E)
--------------------
Beginning AUV                   $1.771     $1.597    $1.528    $1.142     $1.722    $1.972    $2.338     $1.765    $1.204    $1.000
Ending AUV                      $1.844     $1.771    $1.597    $1.528     $1.142    $1.722    $1.972     $2.338    $1.765    $1.204

Percentage change in AUV         4.12%     10.90%     4.52%    33.80%    -33.68%   -12.68%   -15.64%     32.41%    46.60%    20.42%

Ending number of AUs           678,620    824,867   954,458 1,063,276  1,197,574 1,752,801 1,625,583  1,184,056   335,852   120,648

LEVERAGED ALLCAP PORTFOLIO
--------------------------
Beginning AUV                   $3.352     $2.958    $2.762    $2.071     $3.165    $3.802    $5.109     $2.898    $1.855    $1.565
Ending AUV                      $3.958     $3.352    $2.958    $2.762     $2.071    $3.165    $3.802     $5.109    $2.898    $1.855

Percentage change in AUV        18.08%     13.32%     7.10%    33.37%    -34.57%   -16.75%   -25.58%     76.29%    56.26%    18.49%

Ending number of AUs           503,811    621,561   826,062 1,038,001  1,321,634 1,652,034 1,598,002  1,092,626   479,432   388,810

MIDCAP GROWTH PORTFOLIO (E)
---------------------------
Beginning AUV                   $2.509     $2.307    $2.062    $1.409     $2.020    $2.183    $2.019     $1.547    $1.199    $1.000
Ending AUV                      $2.736     $2.509    $2.307    $2.062     $1.409    $2.020    $2.183     $2.019    $1.547    $1.199

Percentage change in AUV         9.05%      8.76%    11.88%    46.34%    -30.25%    -7.47%     8.11%     30.54%    29.00%    19.91%

Ending number of AUs           352,932    468,148   538,400   576,759    446,395   410,608   303,861    107,741    85,729    10,680

SMALL CAPITALIZATION PORTFOLIO
------------------------------
Beginning AUV                   $1.561     $1.349    $1.168    $0.829     $1.135    $1.627    $2.257     $1.590    $1.390    $1.260
Ending AUV                      $1.854     $1.561    $1.349    $1.168     $0.829    $1.135    $1.627     $2.257    $1.590    $1.390

Percentage change in AUV        18.77%     15.72%    15.50%    40.89%    -26.96%   -30.24%   -27.91%     41.99%    14.38%    10.28%

Ending number of AUs         1,175,860  1,250,603 1,088,098 1,090,232  1,081,268 1,407,153 1,518,472  1,477,791 1,509,932 1,616,358
===================================================================================================================================

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (I)
GROWTH AND INCOME PORTFOLIO
---------------------------
Beginning AUV                   $1.192     $1.148    $1.040    $0.793     $1.027    $1.005     N/A       N/A        N/A       N/A
Ending AUV                      $1.384     $1.192    $1.148    $1.040     $0.793    $1.027     N/A       N/A        N/A       N/A

Percentage change in AUV        16.11%      3.83%    10.38%    31.15%    -22.78%     2.19%     N/A       N/A        N/A       N/A

Ending number of AUs             4,672      5,568    18,475     6,010        979     7,334     N/A       N/A        N/A       N/A
===================================================================================================================================

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
VP BALANCED FUND (Q)
--------------------
Beginning AUV                  $10.627    $10.042     N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending AUV                     $11.534    $10.627     N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         8.53%      5.83%     N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs               164        120     N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A



                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
===================================================================================================================================
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.: (CONTINUED)

VP INCOME & GROWTH FUND (F)
---------------------------
Beginning AUV                   $1.206     $1.164    $1.041    $0.812     $1.018    $1.122    $1.268     $1.085    $1.000     N/A
Ending AUV                      $1.398     $1.206    $1.164    $1.041     $0.812    $1.018    $1.122     $1.268    $1.085     N/A

Percentage change in AUV        15.92%      3.61%    11.82%    28.20%    -20.24%    -9.27%   -11.48%     16.85%     8.48%     N/A

Ending number of AUs            70,995     93,520   121,254   217,674    134,358   227,081   285,708    180,072    91,593     N/A

VP INFLATION PROTECTION FUND (O)
--------------------------------
Beginning AUV                  $10.640    $10.582   $10.044     N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                     $10.700    $10.640   $10.582     N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         0.56%      0.55%     5.36%     N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs               112         72         0     N/A       N/A        N/A       N/A       N/A        N/A       N/A

VP INTERNATIONAL FUND (E)
-------------------------
Beginning AUV                   $1.498     $1.336    $1.174    $0.953     $1.208    $1.723    $2.093     $1.289    $1.096    $1.000
Ending AUV                      $1.854     $1.498    $1.336    $1.174     $0.953    $1.208    $1.723     $2.093    $1.289    $1.096

Percentage change in AUV        23.77%     12.13%    13.80%    23.19%    -21.11%   -29.89%   -17.67%     62.41%    17.58%     9.59%

Ending number of AUs           514,011    430,511   264,337   340,277    217,435   178,676   149,696    148,279   105,233        95

VP VALUE FUND (E)
-----------------
Beginning AUV                   $2.127     $2.045    $1.807    $1.415     $1.636    $1.465    $1.252     $1.276    $1.229    $1.000
Ending AUV                      $2.499     $2.127    $2.045    $1.807     $1.415    $1.636    $1.465     $1.252    $1.276    $1.229

Percentage change in AUV        17.49%      4.01%    13.17%    27.70%    -13.51%    11.67%    17.00%     -1.84%     3.77%    22.93%

Ending number of AUs           483,113    538,015   598,220   559,711    667,068   621,519   300,917    300,067   111,175    19,126
===================================================================================================================================

DIREXION INSURANCE TRUST
DYNAMIC VP HY BOND FUND (Q)
---------------------------
Beginning AUV                   $10.459    $10.056    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $10.998    $10.459    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          5.15%      4.01%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  0          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
===================================================================================================================================

THE DREYFUS INVESTMENT PORTFOLIOS:
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (Q)
--------------------------------------------
Beginning AUV                   $11.523    $10.131    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $13.053    $11.523    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         13.28%     13.74%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs              1,515        578    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

===================================================================================================================================
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Beginning AUV                    $1.894     $1.846    $1.756    $1.408     $2.001    $2.610    $2.964     $2.301    $1.796    $1.413
Ending AUV                       $2.048     $1.894    $1.846    $1.756     $1.408    $2.001    $2.610     $2.964    $2.301    $1.796

Percentage change in AUV          8.13%      2.60%     5.13%    24.72%    -29.64%   -23.33%   -11.93%     28.79%    28.09%    27.11%

Ending number of AUs          1,237,890  1,422,654 1,705,117 1,701,704  1,648,448 1,925,972 1,946,033  1,607,964   802,406   359,437
===================================================================================================================================

                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
===================================================================================================================================
DREYFUS STOCK INDEX FUND:
Beginning AUV                    $2.432     $2.346    $2.142    $1.686     $2.193    $2.522    $2.808     $2.352    $1.853    $1.402
Ending AUV                       $2.781     $2.432    $2.346    $2.142     $1.686    $2.193    $2.522     $2.808    $2.352    $1.853

Percentage change in AUV         14.35%      3.67%     9.52%    27.05%    -23.12%   -13.05%   -10.20%     19.40%    26.94%    32.20%

Ending number of AUs          4,409,186  4,901,114 5,281,900 5,750,564  6,282,169 8,337,240 8,840,618  8,745,043 5,996,870 3,025,807
===================================================================================================================================

DREYFUS VARIABLE INVESTMENT FUND:
INTERNATIONAL VALUE PORTFOLIO (F)
---------------------------------
Beginning AUV                    $1.512     $1.365    $1.148    $0.851     $0.979    $1.139    $1.195     $0.944    $1.000    N/A
Ending AUV                       $1.835     $1.512    $1.365    $1.148     $0.851    $0.979    $1.139     $1.195    $0.944    N/A

Percentage change in AUV         21.36%     10.77%    18.90%    34.90%    -13.07%   -14.05%    -4.68%     26.55%    -5.58%    N/A

Ending number of AUs            180,711    248,094   212,668   164,785     87,174    52,695    34,328      5,892         0    N/A
===================================================================================================================================

FEDERATED INSURANCE SERIES:
CAPITAL INCOME FUND II
----------------------
Beginning AUV                    $1.404     $1.334    $1.226    $1.026     $1.363    $1.595    $1.770     $1.758    $1.558    $1.243
Ending AUV                       $1.607     $1.404    $1.334    $1.226     $1.026    $1.363    $1.595     $1.770    $1.758    $1.558

Percentage change in AUV         14.46%      5.25%     8.81%    19.49%    -24.72%   -14.55%    -9.88%      0.68%    12.82%    25.38%

Ending number of AUs            205,705    252,835   258,865   260,608    275,084   317,990   316,840    417,936   428,133   196,753

HIGH INCOME BOND FUND II
------------------------
Beginning AUV                    $1.714     $1.687    $1.542    $1.275     $1.270    $1.265    $1.405     $1.387    $1.364    $1.210
Ending AUV                       $1.881     $1.714    $1.687    $1.542     $1.275    $1.270    $1.265     $1.405    $1.387    $1.364

Percentage change in AUV          9.74%      1.60%     9.40%    20.94%      0.39%     0.40%    -9.96%      1.29%     1.68%    12.70%

Ending number of AUs            193,154    169,372   206,847   256,317    280,937   454,854   410,607    521,675   402,613   103,898

INTERNATIONAL EQUITY FUND II
----------------------------
Beginning AUV                    $1.782     $1.650    $1.461    $1.119     $1.464    $2.095    $2.734     $1.494    $1.201    $1.102
Ending AUV                       $2.098     $1.782    $1.650    $1.461     $1.119    $1.464    $2.095     $2.734    $1.494    $1.201

Percentage change in AUV         17.73%      8.00%    12.94%    30.56%    -23.57%   -30.12%   -23.38%     83.05%    24.33%     8.99%

Ending number of AUs             66,388    105,082    92,191   224,295    144,534   232,182   227,718    158,076   153,805   117,785

KAUFMANN FUND II (J)
--------------------
Beginning AUV                    $9.935    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $10.525    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          5.94%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  3    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

MARKET OPPORTUNITY FUND II (J)
------------------------------

Beginning AUV                   $10.009    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $10.148    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          1.39%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
===================================================================================================================================


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
===================================================================================================================================
JANUS ASPEN SERIES:
GROWTH AND INCOME PORTFOLIO (N)
-------------------------------
Beginning AUV                    $1.517     $1.364    $1.230    $1.023    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $1.623     $1.517    $1.364    $1.230    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          6.99%     11.22%    10.89%    20.23%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs            442,634    385,513   445,636   453,889    N/A        N/A       N/A       N/A        N/A       N/A
INTERNATIONAL GROWTH PORTFOLIO (N)
----------------------------------
Beginning AUV                    $2.234     $1.706    $1.448    $1.014    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $3.252     $2.234    $1.706    $1.448    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         45.57%     30.95%    17.82%    42.80%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs            743,252    272,046   114,975    27,998    N/A        N/A       N/A       N/A        N/A       N/A

LARGE CAP GROWTH PORTFOLIO
--------------------------
Beginning AUV                    $2.040     $1.976    $1.909    $1.464     $2.013    $2.701    $3.193     $2.240    $1.668    $1.372
Ending AUV                       $2.250     $2.040    $1.976    $1.909     $1.464    $2.013    $2.701     $3.193    $2.240    $1.668

Percentage change in AUV         10.29%      3.24%     3.51%    30.40%    -27.27%   -25.47%   -15.40%     42.55%    34.31%    21.53%

Ending number of AUs          2,296,613  2,552,769 2,989,380 3,283,713  3,348,500 4,139,585 4,537,896  3,595,530 1,722,621 1,026,609

MID CAP GROWTH PORTFOLIO
------------------------
Beginning AUV                    $2.304     $2.072    $1.733    $1.296     $1.816    $3.030    $4.489     $2.011    $1.513    $1.357
Ending AUV                       $2.591     $2.304    $2.072    $1.733     $1.296    $1.816    $3.030     $4.489    $2.011    $1.513

Percentage change in AUV         12.46%     11.20%    19.56%    33.72%    -28.63%   -40.07%   -32.49%    123.17%    32.92%    11.54%

Ending number of AUs          2,278,041  2,576,245 3,091,726 3,246,648  3,593,852 4,023,856 3,896,189  2,363,771 1,484,765 1,145,154

WORLDWIDE GROWTH PORTFOLIO
--------------------------
Beginning AUV                    $2.460     $2.347    $2.262    $1.843     $2.499    $3.254    $3.898     $2.394    $1.876    $1.551
Ending AUV                       $2.879     $2.460    $2.347    $2.262     $1.843    $2.499    $3.254     $3.898    $2.394    $1.876

Percentage change in AUV         17.03%      4.81%     3.76%    22.73%    -26.25%   -23.20%   -16.52%     62.82%    27.64%    20.94%

Ending number of AUs          3,369,801  3,973,961 4,822,438 5,528,028  6,526,170 8,496,431 9,424,505  8,203,823 6,332,820 4,929,502
===================================================================================================================================

LAZARD RETIREMENT SERIES INC.:
EMERGING MARKETS PORTFOLIO (O)
------------------------------
Beginning AUV                   $17.684    $12.687    $9.817    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $22.751    $17.684   $12.687    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         28.65%     39.39%    29.24%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs             27,459     23,983     2,978    N/A       N/A        N/A       N/A       N/A        N/A       N/A

INTERNATIONAL EQUITY PORTFOLIO (O)
----------------------------------

Beginning AUV                   $12.404    $11.323    $9.932    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $15.048    $12.404   $11.323    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         21.32%      9.55%    14.01%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs              4,571      6,076       342    N/A       N/A        N/A       N/A       N/A        N/A       N/A

                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
LAZARD RETIREMENT SERIES INC.: (CONTINUED)

SMALL CAP PORTFOLIO (F)
-----------------------
Beginning AUV                    $1.629     $1.582    $1.391    $1.024     $1.256    $1.070    $0.893     $0.858    $1.000    N/A
Ending AUV                       $1.872     $1.629    $1.582    $1.391     $1.024    $1.256    $1.070     $0.893    $0.858    N/A

Percentage change in AUV         14.92%      2.97%    13.73%    35.84%    -18.47%    17.38%    19.87%      4.08%   -14.23%    N/A

Ending number of AUs            200,952    211,292   340,572   289,465    302,501   124,850    10,017         44     4,307    N/A

US STRATEGIC EQUITY (F) (FORMERLY EQUITY PORTFOLIO)
---------------------------------------------------
Beginning AUV                    $1.184     $1.157    $1.045    $0.851     $1.027    $1.121    $1.133     $1.058    $1.000    N/A
Ending AUV                       $1.377     $1.184    $1.157    $1.045     $0.851    $1.027    $1.121     $1.133    $1.058    N/A

Percentage change in AUV         16.30%      2.33%    10.72%    22.80%    -17.14%    -8.39%    -1.07%      7.09%     5.81%    N/A

Ending number of AUs             51,857     54,672    78,056    39,514     37,445    46,069    17,246      1,022         0    N/A
====================================================================================================================================

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
GLOBAL HIGH YIELD BOND PORTFOLIO (Q)
------------------------------------
Beginning AUV                   $10.580    $10.010    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $11.589    $10.580    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          9.54%      5.69%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs                  0          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

GOVERNMENT PORTFOLIO (Q)
------------------------

Beginning AUV                   $10.040     $9.999    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $10.348    $10.040    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          3.07%      0.41%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs                118         69    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

STRATEGIC BOND FUND (O)
-----------------------
Beginning AUV                   $10.796    $10.642    $9.999    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $11.226    $10.796   $10.642    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          3.98%      1.45%     6.43%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs              1,957      1,383         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A
====================================================================================================================================

LORD ABBETT SERIES FUND, INC. :
AMERICA' VALUE PORTFOLIO (A)
----------------------------
Beginning AUV                    $1.451     $1.412    $1.225    $1.000    N/A        N/A       N/A       N/A        N/A       N/A

Ending AUV                       $1.646     $1.451    $1.412    $1.225    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         13.44%      2.76%    15.27%    22.50%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs            137,892    116,935    59,337    19,215    N/A        N/A       N/A       N/A        N/A       N/A

GROWTH & INCOME PORTFOLIO (F)
-----------------------------
Beginning AUV                    $1.479     $1.447    $1.297    $1.000     $1.232    $1.335    $1.164     $1.007    $1.000    N/A
Ending AUV                       $1.717     $1.479    $1.447    $1.297     $1.000    $1.232    $1.335     $1.164    $1.007    N/A

Percentage change in AUV         16.09%      2.21%    11.57%    29.70%    -18.83%    -7.72%    14.67%     15.58%     0.73%    N/A

Ending number of AUs            740,603    779,888   902,784   796,709    675,787   314,294    38,899     13,117    13,870    N/A
====================================================================================================================================


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
FASCIANO PORTFOLIO (A)
----------------------
Beginning AUV                    $1.419     $1.393    $1.257    $1.004    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $1.479     $1.419    $1.393    $1.257    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          4.23%      1.87%    10.82%    25.20%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              4,916      5,081    11,023     2,203    N/A        N/A       N/A       N/A        N/A       N/A

LEHMAN BROTHERS HIGH INCOME BOND (Q) (FORMERLY HIGH INCOME BOND PORTFOLIO)
--------------------------------------------------------------------------
Beginning AUV                   $10.350     $9.999    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $11.012    $10.350    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          6.40%      3.51%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  4          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

LEHMAN BROTHERS SHORT DURATION BOND (E) (FORMERLY LIMITED MATURITY BOND PORTFOLIO)
----------------------------------------------------------------------------------
Beginning AUV                    $1.310     $1.305    $1.308    $1.290     $1.237    $1.148    $1.086     $1.081    $1.046    $1.000
Ending AUV                       $1.352     $1.310    $1.305    $1.308     $1.290    $1.237    $1.148     $1.086    $1.081    $1.046

Percentage change in AUV          3.21%      0.38%    -0.23%     1.40%      4.28%     7.75%     5.70%      0.47%     3.35%     4.59%

Ending Number of AUs            125,372     89,199   105,131   116,039     96,604    63,120   449,909     79,074   225,717         0

MIDCAP GROWTH PORTFOLIO (C)
---------------------------
Beginning AUV                    $0.993     $0.882    $0.766    $0.604     $0.863    $1.008    N/A       N/A        N/A       N/A
Ending AUV                       $1.128     $0.993    $0.882    $0.766     $0.604    $0.863    N/A       N/A        N/A       N/A

Percentage change in AUV         13.60%     12.59%    15.14%    26.82%    -30.01%   -14.38%    N/A       N/A        N/A       N/A

Ending number of AUs             46,251     41,318    20,003       761        806         0    N/A       N/A        N/A       N/A

PARTNERS PORTFOLIO (E)
----------------------
Beginning AUV                    $1.808     $1.547    $1.313    $0.982     $1.307    $1.359    $1.363     $1.283    $1.243    $1.000
Ending AUV                       $2.009     $1.808    $1.547    $1.313     $0.982    $1.307    $1.359     $1.363    $1.283    $1.243

Percentage change in AUV         11.12%     16.87%    17.82%    33.71%    -24.87%    -3.83%    -0.33%      6.30%     3.17%    24.32%

Ending number of AUs            259,176    302,114   222,410   212,337    228,992   427,900   413,116    422,449   336,371    60,137

REGENCY PORTFOLIO (A)
---------------------
Beginning AUV                    $1.755     $1.583    $1.307    $1.001    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $1.932     $1.755    $1.583    $1.307    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         10.09%     10.87%    21.12%    30.57%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             88,309     87,272    58,081     9,831    N/A        N/A       N/A       N/A        N/A       N/A

SOCIALLY RESPONSIVE PORTFOLIO (O)
---------------------------------
Beginning AUV                    $11.982    $11.325   $10.015    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $13.488    $11.982   $11.325    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          12.57%      5.80%    13.08%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 333        897       128    N/A       N/A        N/A       N/A       N/A        N/A       N/A
====================================================================================================================================


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================

PIMCO VARIABLE INSURANCE TRUST:
ALL ASSET PORTFOLIO (H)
-----------------------
Beginning AUV                     $9.973    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.411    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.39%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 284    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

COMMODITYREALRETURN STRATEGY PORTFOLIO (H)
------------------------------------------
Beginning AUV                    $10.105    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $9.541    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -5.58%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               1,445    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

EMERGING MARKETS BOND PORTFOLIO (H)
-----------------------------------
Beginning AUV                     $9.978    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.761    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           7.85%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

FOREIGN BOND US DOLLAR-HEDGED PORTFOLIO (H)
-------------------------------------------
Beginning AUV                    $10.010    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.261    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           2.51%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

GLOBAL BOND UNHEDGED PORTFOLIO (H)
----------------------------------
Beginning AUV                    $10.000    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.189    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           1.89%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  43    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

HIGH YIELD PORTFOLIO (H)
------------------------
Beginning AUV                     $9.989    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending AUV                       $10.558    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           5.70%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 785    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

LONG TERM US GOVERNMENT PORTFOLIO (J)
-------------------------------------
Beginning AUV                    $10.047    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $9.925    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -1.21%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

LOW DURATION PORTFOLIO (J)
--------------------------
Beginning AUV                    $10.011    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.036    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           0.25%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)

MONEY MARKET PORTFOLIO (O)
--------------------------
Beginning AUV                    $10.178    $10.003    $9.999    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.542    $10.178   $10.003    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.58%      1.75%     0.04%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              22,938     11,565     1,823    N/A       N/A        N/A       N/A       N/A        N/A       N/A

REAL RETURN PORTFOLIO (A)
-------------------------
Beginning AUV                     $1.149     $1.137    $1.054    $1.004    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $1.146     $1.149    $1.137    $1.054    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -0.26%      1.06%     7.87%     4.98%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             144,542    142,050   134,483     2,745    N/A        N/A       N/A       N/A        N/A       N/A

REALESTATEREALRETURN STRATEGY PORTFOLIO (H)
-------------------------------------------
Beginning AUV                     $9.823    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.884    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          20.98%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

SHORT TERM PORTFOLIO (O)
------------------------
Beginning AUV                    $10.188    $10.038   $10.000    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.518    $10.188   $10.038    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.24%      1.49%     0.38%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               7,846      8,639     2,585    N/A       N/A        N/A       N/A       N/A        N/A       N/A

STOCKPLUS TOTAL RETURN PORTFOLIO (H)
------------------------------------
Beginning AUV                     $9.904    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.961    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          10.67%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

TOTAL RETURN PORTFOLIO (A)
--------------------------
Beginning AUV                     $1.068     $1.053    $1.014    $1.001    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $1.098     $1.068    $1.053    $1.014    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           2.81%      1.42%     3.85%     1.30%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             166,888    117,575    76,696     5,344    N/A        N/A       N/A       N/A        N/A       N/A
====================================================================================================================================
PIONEER VARIABLE CONTRACTS TRUST:
CORE BOND PORTFOLIO (M)
-----------------------
Beginning AUV                     $9.996    $10.000    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.256     $9.996    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           2.60%     -0.04%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs                   0          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

CULLEN VALUE PORTFOLIO (J)
--------------------------
Beginning AUV                     $9.935    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.338    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.06%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)

EMERGING MARKETS PORTFOLIO (J)
------------------------------
Beginning AUV                    $10.036    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.151    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          11.11%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               5,385    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

EQUITY INCOME PORTFOLIO  (K)
----------------------------
Beginning AUV                     $1.110     $1.063    $0.925    $0.764     $0.919    $0.986    N/A       N/A        N/A       N/A
Ending AUV                        $1.342     $1.110    $1.063    $0.925     $0.764    $0.919    N/A       N/A        N/A       N/A

Percentage change in AUV          20.90%      4.42%    14.92%    21.07%    -16.87%    -6.80%    N/A       N/A        N/A       N/A

Ending number of AUs             168,806    126,460   125,467   266,825    180,822   307,554    N/A       N/A        N/A       N/A

FUND PORTFOLIO (K)
------------------
Beginning AUV                     $0.990     $0.944    $0.860    $0.704     $0.880    $0.984    N/A       N/A        N/A       N/A
Ending AUV                        $1.141     $0.990    $0.944    $0.860     $0.704    $0.880    N/A       N/A        N/A       N/A

Percentage change in AUV          15.25%      4.87%     9.77%    22.16%    -20.00%   -10.57%    N/A       N/A        N/A       N/A

Ending number of AUs              18,220     83,102    87,167   108,242     97,229    88,332    N/A       N/A        N/A       N/A

GLOBAL HIGH YIELD PORTFOLIO (J)
-------------------------------
Beginning AUV                    $10.012    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.250    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           2.38%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

HIGH YIELD PORTFOLIO (Q)
------------------------
Beginning AUV                    $10.473    $10.003    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.223    $10.473    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           7.16%      4.70%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs               5,161      2,891    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

INTERNATIONAL VALUE PORTFOLIO (J)
---------------------------------
Beginning AUV                    $10.012    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.541    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           5.28%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  45    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

MID CAP VALUE PORTFOLIO (Q)
---------------------------
Beginning AUV                    $10.934    $10.058    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.153    $10.934    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          11.15%      8.71%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs                 125          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

SMALL CAP VALUE PORTFOLIO (J)
-----------------------------
Beginning AUV                     $9.843    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.297    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.61%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
PIONEER VARIABLE CONTRACTS TRUST: (CONTINUED)

STRATEGIC INCOME PORTFOLIO (J)
------------------------------
Beginning AUV                    $10.020    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.104    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           0.84%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
====================================================================================================================================
ROYCE CAPITAL FUND:
MICRO-CAP PORTFOLIO (A)
-----------------------
Beginning AUV                     $1.843     $1.668    $1.480    $1.005    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $2.209     $1.843    $1.668    $1.480    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          19.86%     10.49%    12.70%    47.26%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             301,275    163,609   246,602   112,213    N/A        N/A       N/A       N/A        N/A       N/A

SMALL-CAP PORTFOLIO (A)
-----------------------
Beginning AUV                     $1.857     $1.728    $1.397    $0.998    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $2.125     $1.857    $1.728    $1.397    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          14.43%      7.47%    23.69%    39.98%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             245,742    344,285   324,574    98,796    N/A        N/A       N/A       N/A        N/A       N/A
====================================================================================================================================
RYDEX VARIABLE TRUST:
CLS ADVISORONE AMERIGO FUND (Q)
-------------------------------
Beginning AUV                    $11.297    $10.041    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.565    $11.297    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          11.22%     12.51%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 146         19    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
CLS ADVISORONE CLERMONT FUND (Q)
--------------------------------
Beginning AUV                    $10.555    $10.028    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.325    $10.555    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           7.30%      5.26%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

ABSOLUTE RETURN STRATEGIES FUND (L)
-----------------------------------
Beginning AUV                     $9.996    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.338    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.42%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               6,194    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

BANKING FUND (O)
----------------
Beginning AUV                    $11.174    $11.607   $10.096    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.308    $11.174   $11.607    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          10.15%     -3.73%    14.97%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 961        455        19    N/A       N/A        N/A       N/A       N/A        N/A       N/A

BASIC MATERIALS FUND (O)
------------------------
Beginning AUV                    $12.773    $12.401    $9.969    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $15.466    $12.773   $12.401    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          21.08%      3.00%    24.40%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               6,631      1,782         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

BIOTECHNOLOGY FUND (O)
----------------------
Beginning AUV                    $10.162     $9.275    $9.796    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $9.727    $10.162    $9.275    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -4.28%      9.56%    -5.32%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               2,774      2,876       560    N/A       N/A        N/A       N/A       N/A        N/A       N/A

COMMODITIES STRATEGY FUND (D)
-----------------------------
Beginning AUV                     $9.643    $10.048    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $7.841     $9.643    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         -18.69%     -4.03%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               1,063          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

CONSUMER PRODUCTS FUND (O)
--------------------------
Beginning AUV                    $10.286    $10.431   $10.097    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.959    $10.286   $10.431    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          16.26%     -1.39%     3.31%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               7,098      2,396       334    N/A       N/A        N/A       N/A       N/A        N/A       N/A

DYNAMIC DOW FUND (P)
--------------------
Beginning AUV                    $10.530    $11.057    $9.918    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $13.610    $10.530   $11.057    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          29.25%     -4.77%    11.48%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               1,821      4,336         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

DYNAMIC OTC FUND (O)
--------------------
Beginning AUV                    $11.658    $12.143    $9.767    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.104    $11.658   $12.143    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.83%     -3.99%    24.33%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 507      1,427         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

DYNAMIC RUSSELL 2000 FUND (J)
-----------------------------
Beginning AUV                     $9.620    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.381    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           7.91%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

DYNAMIC S&P 500 FUND (O)
------------------------
Beginning AUV                    $11.863    $11.590   $10.054    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $14.529    $11.863   $11.590    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          22.47%      2.36%    15.28%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               1,933         68         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

DYNAMIC STRENGTHENING DOLLAR FUND (D)
-------------------------------------
Beginning AUV                    $10.358    $10.120    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $9.165    $10.358    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         -11.52%      2.35%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

DYNAMIC WEAKENING DOLLAR FUND (D)
---------------------------------
Beginning AUV                     $9.666     $9.880    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.170     $9.666    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          15.56%     -2.17%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 128          0    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

ELECTRONICS FUND (O)
--------------------
Beginning AUV                     $9.382     $9.122    $9.741    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $9.519     $9.382    $9.122    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           1.46%      2.85%    -6.35%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               1,288        655         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

ENERGY FUND (O)
---------------
Beginning AUV                    $16.636    $12.128   $10.225    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $18.435    $16.636   $12.128    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          10.81%     37.17%    18.61%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              30,679     51,941    14,737    N/A       N/A        N/A       N/A       N/A        N/A       N/A

ENERGY SERVICES FUND (O)
------------------------
Beginning AUV                    $17.793    $12.118   $10.174    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $19.550    $17.793   $12.118    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           9.87%     46.83%    19.11%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              30,969     31,146     3,248    N/A       N/A        N/A       N/A       N/A        N/A       N/A

ESSENTIAL PORTFOLIO AGGRESSIVE FUND (J)
---------------------------------------
Beginning AUV                     $9.908    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.281    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.76%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

ESSENTIAL PORTFOLIO CONSERVATIVE FUND (J)
-----------------------------------------
Beginning AUV                     $9.984    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.122    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           1.38%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

ESSENTIAL PORTFOLIO MODERATE FUND (J)
-------------------------------------
Beginning AUV                     $9.952    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.269    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.19%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

EUROPE ADVANTAGE FUND (O)
-------------------------
Beginning AUV                    $12.710    $12.070   $10.113    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $16.297    $12.710   $12.070    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          28.22%      5.30%    19.35%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               2,533      2,398         6    N/A       N/A        N/A       N/A       N/A        N/A       N/A

FINANCIAL SERVICES FUND (O)
---------------------------
Beginning AUV                    $11.771    $11.500   $10.048    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $13.604    $11.771   $11.500    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          15.57%      2.36%    14.45%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  16        219        75    N/A       N/A        N/A       N/A       N/A        N/A       N/A

GOVERNMENT LONG BOND ADVANTAGE FUND (A)
---------------------------------------
Beginning AUV                     $1.110     $1.041    $0.969    $0.998    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $1.064     $1.110    $1.041    $0.969    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -4.14%      6.63%     7.43%    -2.91%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              61,972     56,353     1,565         0    N/A        N/A       N/A       N/A        N/A       N/A

HEALTH CARE FUND (O)
--------------------
Beginning AUV                    $11.049    $10.086   $10.066    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending AUV                       $11.498    $11.049   $10.086    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.06%      9.55%     0.20%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               9,088      1,654     1,414    N/A       N/A        N/A       N/A       N/A        N/A       N/A

HEDGED EQUITY FUND (L)
----------------------
Beginning AUV                     $9.996    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.314    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           3.18%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

INTERNET FUND (O)
-----------------
Beginning AUV                    $10.955    $11.219    $9.793    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.898    $10.955   $11.219    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           8.61%     -2.35%    14.56%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0        378         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

INVERSE DYNAMIC DOW FUND (P)
----------------------------
Beginning AUV                     $8.780     $8.726   $10.077    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $6.801     $8.780    $8.726    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         -22.54%      0.62%   -13.41%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 581        692         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

INVERSE GOVERNMENT LONG BOND FUND (A)
-------------------------------------
Beginning AUV                    $0.818     $0.872    $0.986    $1.000    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $0.876     $0.818    $0.872    $0.986    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          7.09%     -6.19%   -11.56%    -1.40%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              4,152      4,905    31,110       886    N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

INVERSE MID-CAP FUND (P)
------------------------
Beginning AUV                     $7.963     $8.757    $9.942    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $7.582     $7.963    $8.757    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -4.78%     -9.07%   -11.92%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                  77      2,024         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

INVERSE OTC FUND (O)
--------------------
Beginning AUV                     $8.680     $8.657   $10.110    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $8.473     $8.680    $8.657    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -2.38%      0.27%   -14.37%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               5,888     15,323         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

INVERSE RUSSELL 2000 FUND (P)
-----------------------------
Beginning AUV                     $8.133     $8.473    $9.964    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $7.089     $8.133    $8.473    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         -12.84%     -4.01%   -14.96%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               5,137         50         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

INVERSE S&P 500 FUND (A)
------------------------

Beginning AUV                     $0.702     $0.715    $0.804    $0.999    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $0.643     $0.702    $0.715    $0.804    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          -8.40%     -1.82%   -11.07%   -19.52%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              97,444     94,691         0         0    N/A        N/A       N/A       N/A        N/A       N/A

JAPAN ADVANTAGE FUND (O)
------------------------
Beginning AUV                    $12.328    $10.346    $9.875    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.832    $12.328   $10.346    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.09%     19.16%     4.77%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               5,452     13,690     2,846    N/A       N/A        N/A       N/A       N/A        N/A       N/A

LARGE CAP GROWTH FUND (P)
-------------------------
Beginning AUV                    $10.588    $10.507    $9.955    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.049    $10.588   $10.507    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.35%      0.77%     5.54%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               1,114        515       283    N/A       N/A        N/A       N/A       N/A        N/A       N/A

LARGE CAP VALUE FUND (P)
------------------------
Beginning AUV                    $11.540    $11.187    $9.964    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $13.443    $11.540   $11.187    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          16.49%      3.16%    12.27%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              19,738      9,944       766    N/A       N/A        N/A       N/A       N/A        N/A       N/A

LEISURE FUND (O)
----------------
Beginning AUV                    $10.867    $11.538   $10.021    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $13.284    $10.867   $11.538    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          22.24%     -5.82%    15.14%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               2,153          0       131    N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

MID CAP ADVANTAGE FUND (A)
--------------------------
Beginning AUV                     $2.030     $1.798    $1.486    $1.000    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $2.220     $2.030    $1.798    $1.486    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           9.36%     12.90%    21.00%    48.60%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              12,054     25,813    40,981    30,941    N/A        N/A       N/A       N/A        N/A       N/A

MID-CAP GROWTH FUND (P)
-----------------------
Beginning AUV                    $12.228    $11.080   $10.057    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.485    $12.228   $11.080    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           2.10%     10.36%    10.17%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 141      8,789       395    N/A       N/A        N/A       N/A       N/A        N/A       N/A

MID-CAP VALUE FUND (P)
----------------------
Beginning AUV                    $12.161    $11.339   $10.040    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $14.096    $12.161   $11.339    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          15.91%      7.25%    12.94%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 757      1,862         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

MULTI-CAP CORE EQUITY FUND (L)
------------------------------
Beginning AUV                     $9.973    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $10.932    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           9.62%    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                   0    N/A        N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

NOVA FUND (G)
-------------
Beginning AUV                    $11.762    $11.426   $10.069    $7.307    $11.482   $15.176   $18.407    N/A        N/A       N/A
Ending AUV                       $13.889    $11.762   $11.426   $10.069     $7.307   $11.482   $15.176    N/A        N/A       N/A

Percentage change in AUV          18.08%      2.94%    13.48%    37.80%    -36.36%   -24.34%   -17.55%    N/A        N/A       N/A

Ending number of AUs               6,329      6,187     7,647     2,746      2,073     1,846       585    N/A        N/A       N/A

OTC FUND (G)
------------
Beginning AUV                    $14.361    $14.346   $13.252    $9.204    $15.204   $23.690   $39.086    N/A        N/A       N/A
Ending AUV                       $15.040    $14.361   $14.346   $13.252     $9.204   $15.204   $23.690    N/A        N/A       N/A

Percentage change in AUV           4.73%      0.10%     8.26%    43.98%    -39.46%   -35.82%   -39.39%    N/A        N/A       N/A

Ending number of AUs              14,149     25,745    30,020    28,571     29,697    25,497    14,991    N/A        N/A       N/A

PRECIOUS METALS FUND (O)
------------------------
Beginning AUV                    $13.749    $11.488    $9.999    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $16.530    $13.749   $11.488    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          20.23%     19.68%    14.89%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              21,378     20,482     4,398    N/A       N/A        N/A       N/A       N/A        N/A       N/A

REAL ESTATE FUND (O)
--------------------
Beginning AUV                    $14.224    $13.408   $10.092    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $18.410    $14.224   $13.408    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          29.43%      6.09%    32.86%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               4,600      3,362     1,440    N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

RETAILING FUND (O)
------------------
Beginning AUV                    $11.167    $10.693    $9.991    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.171    $11.167   $10.693    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           8.99%      4.43%     7.03%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 785        461         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

RUSSELL 2000 ADVANTAGE FUND (A)
-------------------------------
Beginning AUV                     $2.023     $1.966    $1.586    $1.001    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $2.420     $2.023    $1.966    $1.586    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          19.62%      2.90%    23.96%    58.44%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             121,532     77,690   139,697   138,970    N/A        N/A       N/A       N/A        N/A       N/A

SECTOR ROTATION FUND (A)
------------------------
Beginning AUV                     $1.546     $1.374    $1.253    $1.002    N/A        N/A       N/A       N/A        N/A       N/A

Ending AUV                        $1.705     $1.546    $1.374    $1.253    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          10.28%     12.52%     9.66%    25.05%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               8,208        622    11,748     3,762    N/A        N/A       N/A       N/A        N/A       N/A

SMALL-CAP GROWTH FUND (P)
-------------------------
Beginning AUV                    $12.144    $11.550   $10.056    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.953    $12.144   $11.550    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           6.66%      5.14%    14.86%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               2,125      6,956         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

SMALL-CAP VALUE FUND (P)
------------------------
Beginning AUV                    $11.818    $11.517   $10.043    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $13.948    $11.818   $11.517    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          18.02%      2.61%    14.68%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs              14,815      1,041       504    N/A       N/A        N/A       N/A       N/A        N/A       N/A

TECHNOLOGY FUND (O)
-------------------
Beginning AUV                    $10.710    $10.491    $9.845    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $11.229    $10.710   $10.491    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           4.85%      2.09%     6.56%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 125        114         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

TELECOMMUNICATIONS FUND (O)
---------------------------
Beginning AUV                    $10.876    $10.858    $9.887    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $12.869    $10.876   $10.858    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          18.32%      0.17%     9.82%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               6,969          0         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A

TRANSPORTATION FUND (O)
-----------------------
Beginning AUV                    $13.527    $12.595   $10.023    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $14.382    $13.527   $12.595    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV           6.32%      7.40%    25.66%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                 551         70         0    N/A       N/A        N/A       N/A       N/A        N/A       N/A


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)

U.S. GOVERNMENT MONEY MARKET FUND (C)
-------------------------------------
Beginning AUV                     $0.994     $0.984    $0.991    $1.001     $1.007    $1.000    N/A       N/A        N/A       N/A
Ending AUV                        $1.022     $0.994    $0.984    $0.991     $1.001    $1.007    N/A       N/A        N/A       N/A

Percentage change in AUV           2.82%      1.02%    -0.71%    -1.00%     -0.60%     0.70%    N/A       N/A        N/A       N/A

Ending number of AUs             316,469    455,818   178,039    67,324      1,061     2,301    N/A       N/A        N/A       N/A

UTILITIES FUND (O)
------------------
Beginning AUV                    $12.654    $11.560   $10.059    N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $15.155    $12.654   $11.560    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          19.76%      9.46%    14.92%    N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs               4,388      6,325        63    N/A       N/A        N/A       N/A       N/A        N/A       N/A

SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS AND INFORMATION PORTFOLIO (G)
--------------------------------------------
Beginning AUV                     $0.608     $0.571    $0.520    $0.365     $0.578    $0.556    $1.000    N/A        N/A       N/A
Ending AUV                        $0.735     $0.608    $0.571    $0.520     $0.365    $0.578    $0.556    N/A        N/A       N/A

Percentage change in AUV          20.89%      6.48%     9.81%    42.47%    -36.85%     3.96%   -44.40%    N/A        N/A       N/A

Ending number of AUs             100,750    139,874   212,289   323,737    321,186   300,842   240,260    N/A        N/A       N/A

GLOBAL TECHNOLOGY PORTFOLIO (G)
-------------------------------
Beginning AUV                     $0.519     $0.486    $0.473    $0.351     $0.520    $0.675    $1.000    N/A        N/A       N/A
Ending AUV                        $0.605     $0.519    $0.486    $0.473     $0.351    $0.520    $0.675    N/A        N/A       N/A

Percentage change in AUV          16.57%      6.79%     2.75%    34.76%    -32.50%   -22.96%   -32.50%    N/A        N/A       N/A

Ending number of AUs             195,057    219,673   186,088   206,754    219,892   100,203    68,037    N/A        N/A       N/A
====================================================================================================================================

THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO (A)
-------------------
Beginning AUV                     $1.856     $1.636    $1.378    $1.000    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                        $2.128     $1.856    $1.636    $1.378    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          14.66%     13.45%    18.72%    37.80%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs             367,301    318,168   253,722   145,553    N/A        N/A       N/A       N/A        N/A       N/A
====================================================================================================================================

VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE ABSOLUTE RETURN FUND (A)
----------------------------------
Beginning AUV                    $0.975     $0.982    $0.995    $1.000    N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                       $1.049     $0.975    $0.982    $0.995    N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV          7.59%     -0.71%    -1.31%    -0.50%    N/A        N/A       N/A       N/A        N/A       N/A

Ending Number of AUs                958        840       893       893    N/A        N/A       N/A       N/A        N/A       N/A

WORLDWIDE BOND FUND
-------------------
Beginning AUV                    $1.481     $1.543    $1.427    $1.221     $1.013    $1.079    $1.070     $1.172    $1.050    $1.036
Ending AUV                       $1.562     $1.481    $1.543    $1.427     $1.221    $1.013    $1.079     $1.070    $1.172    $1.050

Percentage change in AUV          5.47%     -4.02%     8.13%    16.87%     20.53%    -6.12%     0.87%     -8.74%    11.63%     1.37%

Ending number of AUs             85,079    120,025   149,603   196,186    190,656    24,692    51,708     37,696    30,830    16,578


                                2006       2005      2004      2003       2002      2001      2000       1999      1998      1997
====================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST: (CONTINUED)

WORLDWIDE EMERGING MARKETS FUND (E)
-----------------------------------
Beginning AUV                    $1.396     $1.068    $0.857    $0.562     $0.584    $0.601    $1.044     $0.527    $0.808    $1.000
Ending AUV                       $1.928     $1.396    $1.068    $0.857     $0.562    $0.584    $0.601     $1.044    $0.527    $0.808

Percentage change in AUV         38.11%     30.71%    24.62%    52.49%     -3.77%    -2.83%   -42.44%     98.29%   -34.80%   -19.24%

Ending number of AUs            361,452    275,976   257,253   206,466    136,664   175,217   179,333    253,897   177,924    99,333

WORLDWIDE HARD ASSETS FUND
--------------------------
Beginning AUV                    $2.506     $1.669    $1.359    $0.946     $0.984    $1.110    $1.006     $0.840    $1.228    $1.262
Ending AUV                       $3.088     $2.506    $1.669    $1.359     $0.946    $0.984    $1.110     $1.006    $0.840    $1.228

Percentage change in AUV         23.22%     50.15%    22.81%    43.66%     -3.86%   -11.35%    10.30%     19.80%   -31.62%    -2.66%
Ending number of AUs            290,675    243,458   156,657   221,992    104,339   107,947   199,902    556,013   198,619   280,960

WORLDWIDE REAL ESTATE FUND (F)
------------------------------
Beginning AUV                    $2.064     $1.723    $1.277    $0.960     $1.015    $0.973    $0.828     $0.854    $1.000    N/A

Ending AUV                       $2.676     $2.064    $1.723    $1.277     $0.960    $1.015    $0.973     $0.828    $0.854    N/A

Percentage change in AUV         29.65%     19.79%    34.93%    33.02%     -5.42%     4.32%    17.49%     -2.99%   -14.63%    N/A

Ending number of AUs             89,935     81,779   161,770    42,249     46,514    42,170    18,412     14,855     3,276    N/A
====================================================================================================================================

WELLS FARGO ADVANTAGE VARIABLE TRUST:
DISCOVERY FUND (R)
------------------

Beginning AUV                   $11.388     $9.904    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A
Ending AUV                      $12.927    $11.388    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Percentage change in AUV         13.51%     14.98%    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

Ending number of AUs             45,472     49,000    N/A       N/A       N/A        N/A       N/A       N/A        N/A       N/A

OPPORTUNITY FUND: (E)
---------------------
Beginning AUV                    $2.289     $2.143    $1.831    $1.350     $1.863    $1.954    $1.852     $1.386    $1.233    $1.000
Ending AUV                       $2.543     $2.289    $2.143    $1.831     $1.350    $1.863    $1.954     $1.852    $1.386    $1.233

Percentage change in AUV         11.10%      6.81%    17.04%    35.63%    -27.54%    -4.66%     5.53%     33.57%    12.41%    23.32%

Ending number of AUs            316,857    396,884   539,705   430,702    546,629   436,551   186,616    160,380    89,350     4,089
====================================================================================================================================


(a) The first Beginning AUV was on the inception date of May 1, 2003.
(b) The first Beginning AUV was on the inception date of April 28, 2006.
(c) The first Beginning AUV was on the inception date of May 1, 2001.
(d) The first Beginning AUV was on the inception date of October 21, 2005.
(e) The first Beginning AUV was on the inception date of May 1, 1997
(f) The first Beginning AUV was on the inception date of May 1, 1998.
(g) The first Beginning AUV was on the inception date of May 1, 2000.
(h) The first Beginning AUV was on the inception date of May 1, 2006.
(i) The first Beginning AUV was on the inception date of October 26, 2001.
(j) The first Beginning AUV was on the inception date of November 1, 2006.
(k) The first Beginning AUV was on the inception date of January 2, 2001.
(l) The first Beginning AUV was on the inception date of February 3, 2006.
(m) The first Beginning AUV was on the inception date of July 15, 2005.
(n) The first Beginning AUV was on the inception date of March 21, 2003.
(o) The first Beginning AUV was on the inception date of May 1, 2004.
(p) The first Beginning AUV was on the inception date of July 15, 2004.
(q) The first Beginning AUV was on the inception date of May 1, 2005.
(r) The first Beginning AUV was on the inception date of April 8, 2005.

--------------------------------------------------------------------------------

                                       Jefferson National Life Insurance Company

   REVISED Notice of Privacy Policy                      01/2007

     We take your privacy seriously. This notice describes how we treat data about our customers.

     We DO NOT SELL our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

     We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

     o    The Medical Information Bureau

     o    Consumer Reporting Agencies

     o    Service Providers who conduct marketing services on our behalf

     o    Motor Vehicle Bureaus

     o    Other Data Providers

     Data we collect may include:

     o    Name, address, e-mail address, phone number

     o    Social Security Number

     o    Demographic Data

     o Health data (for life insurance buyers) or other data about illness, disability or injury

     o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

     We may share customer data we collect with the following with your consent or as permitted by law:

     o    Insurance companies, agents, reinsurers

     o    Group policyholders for purpose of reporting claims experience

     o    Medical Laboratories and Prescription or Pharmacy Database Managers

     o    Medical Information and Motor Vehicle Bureaus or similar institutions

     o    A court or governmental agency when there is a lawful request

     o    Law enforcement officials to prevent criminal activity and/or fraud

     o    Service providers that perform marketing services for us

     o    Service providers that perform administrative services for us

     o    Joint Marketing Partners

     o    Unaffiliated Fund Families

     o    Unaffiliated Third Parties

     We do not share your health data with anyone without your written consent.

     We use your health data to:

     o    Underwrite policies

     o    Process, evaluate or defend claims

     When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

     You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                              LOUISVILLE, KY 40223

     Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

     If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

     If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

     If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
  General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
  Reduction or Elimination of the Withdrawal Charge
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIIND-SAI-C-0507) dated May 1, 2007 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account C (individual annuity) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________


                                   Sincerely,
 _____________________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                 P.O. BOX 36840
                           LOUISVILLE, KENTUCKY 40233


(C) 2007, Jefferson National Life Insurance Company      JNL-MAXIIND-PROS-C-0507

                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2007. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

TABLE OF CONTENTS

                                                                     PAGE
GENERAL INFORMATION                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                              B-4

PUBLISHED RATINGS                                                    B-8

ADMINISTRATION                                                       B-8

ANNUITY PROVISIONS                                                   B-8

DISTRIBUTION                                                         B-9

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS            B-9

FINANCIAL STATEMENTS                                                 B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation, and an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.66%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.



WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity

("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security;
(iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Inviva, Inc. at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, We may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2007.



                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY







                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                              JEFFERSON NATIONAL LIFE
                                                    INSURANCE COMPANY











================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                                    CONTENTS

============================================================================================

INDEPENDENT AUDITORS' REPORT                                                            3-4
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statements of admitted assets, liabilities and capital and surplus                     5
   Statements of operations                                                               6
   Statements of changes in capital and surplus                                           7
   Statements of cash flows                                                               8
   Notes to statutory basis financial statements                                       9-42

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                                    43

SUPPLEMENTAL MATERIAL:
   Selected financial data                                                            44-45
   Summary investment schedule
   Investment risk interrogatories

[BDO LOGO] BDO SELDMAN, LLP                       330 Madison Ave
           Accountants and Consultants            New York, New York 10017-5001
                                                  Telephone: 212 885-8000
                                                  Fax: 212 697-1299



INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005 or the results of its operations or its cash flows for the years then ended.

[BDO LOGO] BDO SELDMAN, LLP
           Accountants and Consultants




However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.



/s/ BDO Seidman, LLP


Certified Public Accountants


New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2006             2005
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds                                                      $   450,090      $   505,107
   Preferred stock                                                 30,173           25,735
   Common stock                                                        92               68
   Mortgage loans on real estate                                    2,014                -
   Policyholder loans                                              18,371           19,369
   Cash and short-term investments                                  9,549            6,375
-------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                                  510,289          556,654
Accrued investment income                                           8,729            6,284
Deferred taxes                                                      2,353            2,230
Amounts recoverable on reinsurance ceded                            7,014            1,380
Receivable on securities lending collateral                         6,221           18,650
Other admitted assets                                                 499            6,709
Separate account assets                                         1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                   $ 1,675,872      $ 1,642,571
===========================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                               $   489,191      $   537,133
   Claim reserves                                                     590            1,448
   Accounts payable and accrued expenses                              288              677
   Payable on reinsurance                                           3,334                -
   Due to parent and affiliates                                     2,438            3,371
   Asset valuation reserve                                          5,090            4,923
   Interest maintenance reserve                                     1,898            3,968
   Transfers from separate accounts                               (19,032)         (25,050)
   Federal income tax payable                                           -              115
   Securities lending liability                                     6,221           18,650
   Other liabilities                                                4,023            6,186
   Separate account liabilities                                 1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                         1,634,808        1,602,085
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding           5,009            5,009
   Paid-in surplus                                                 23,991           16,490
   Unassigned surplus                                               8,004           10,355
   Special surplus funds                                            4,060            8,632
-------------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                    41,064           40,486
-------------------------------------------------------------------------------------------
                                                              $ 1,675,872      $ 1,642,571
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                    2006          2005
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations            $ 148,580     $ 106,438
   Net investment income                                   27,193        28,340
   Reserve adjustment on reinsurance ceded                (14,413)      (11,402)
   Commission and expense allowances on
      reinsurance ceded                                    10,863        12,860
   Amortization of interest maintenance reserve             1,168         1,815
   Fee income                                              12,791        12,821
   Other revenues                                           5,934         5,887
--------------------------------------------------------------------------------
      TOTAL REVENUES                                      192,116       156,759
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Death and disability benefits                             (544)          753
   Annuity and surrender benefits                         230,938       181,869
   Decrease in policy and contract reserves               (45,120)       (4,572)
   Other benefits                                           5,694         5,939
   Commissions                                              9,089        10,985
   General and administrative expenses                     21,009        20,701
   Taxes, licenses and fees                                 1,043          (852)
   Net transfers from separate accounts                   (27,466)      (56,485)
   Other expenses                                            (227)          427
--------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                         194,416       158,765
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE FEDERAL INCOME
         TAX BENEFITS AND NET REALIZED CAPITAL GAINS
         (LOSSES)                                          (2,300)       (2,006)
FEDERAL INCOME TAX BENEFITS                                  (114)         (704)
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS (LOSSES)                            (2,186)       (1,302)
NET REALIZED CAPITAL GAINS (LOSSES), NET OF TRANSFERS
   TO IMR                                                    (879)          354
--------------------------------------------------------------------------------
NET LOSS                                                $  (3,065)    $    (948)
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                            2006          2005
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 40,486      $ 51,821
----------------------------------------------------------------------------------------
Adjustments to surplus:
   Net loss                                                       (3,065)         (948)
   Change in net unrealized capital gains (losses)                    59           (15)
   Change in deferred income tax                                   3,759         5,773
   Change in nonadmitted assets                                   (2,936)       (7,638)
   Change in asset valuation reserve                                (167)         (878)
   Paid-in surplus                                                 7,500             -
   Change in surplus as a result of reinsurance, net of tax       (4,572)       (7,629)
----------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                     578       (11,335)
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 41,064      $ 40,486
========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                              2006           2005
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                          $ 151,871       $ 104,384
   Net investment income                                             26,532          29,332
   Miscellaneous income                                              23,530          24,324
--------------------------------------------------------------------------------------------
         TOTAL INCOME RECEIVED                                      201,933         158,040
--------------------------------------------------------------------------------------------
   Benefit and loss related payments                                247,602         259,437
   Net transfers to separate accounts                               (33,483)        (62,606)
   Commissions, expenses paid and aggregate write-ins for
      deductions                                                     33,230          36,956
   Federal and foreign income taxes received                             (9)           (704)
--------------------------------------------------------------------------------------------
         TOTAL OPERATING EXPENSES PAID                              247,340         233,083
--------------------------------------------------------------------------------------------
         NET CASH USED IN OPERATING ACTIVITIES                      (45,407)        (75,043)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks                                              188,854         264,419
      Mortgage loans                                                      2               -
      Miscellaneous proceeds                                              -              95
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENT PROCEEDS                                  188,856         264,514
--------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                             (141,804)       (368,173)
      Mortgage loans                                                 (2,016)              -
      Miscellaneous investments                                      (3,540)              -
--------------------------------------------------------------------------------------------
         TOTAL COST OF INVESTMENTS ACQUIRED                        (147,360)       (368,173)
--------------------------------------------------------------------------------------------
   Net decrease in policy loans                                         968           2,959
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         42,464        (100,700)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS
   SOURCES:
      Net deposit-type contract fund and other liabilities           (2,821)         (2,602)
      Paid-in surplus                                                 7,500               -
      Other cash applied                                              1,438           1,874
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING
            ACTIVITIES AND MISCELLANEOUS SOURCES                      6,117            (728)
--------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         3,174        (176,471)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                  6,375         182,846
--------------------------------------------------------------------------------------------
   End of year                                                    $   9,549       $   6,375
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

 1.   ORGANIZATION      Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument Advisor.  In 2005 the Company also offered term
                        life insurance products. In December 2005, Inviva, Inc.,
                        the Company's  ultimate Parent,  changed its strategy to
                        focus  entirely on its annuity  business.  As such,  the
                        Company's  in-force life insurance business was marketed
                        for a bulk  reinsurance  transaction,  and a  definitive
                        agreement   with  Wilton  Re.,  a  leading   U.S.   life
                        reinsurer, was executed. This agreement was approved and
                        completed  in  the  third  quarter  of  2006,   with  an
                        effective  date of  January  1,  2006.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 16%, 9% and 8% of premiums collected during 2006 were on policies issued in Texas, California and Florida, respectively. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected in 2006 and 2005.

                        In 2002, the Company was acquired by JNF Holding Company, Inc. ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF, all of the outstanding common stock of the Company was transferred from JNF to a new holding company, Jefferson National Financial Corp. ("JN Financial") and from then forward is wholly-owned by JN Financial. JN Financial is a wholly-owned subsidiary of Inviva, Inc. and JNF, collectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", for the consolidated financial statements of Inviva, Inc. Accordingly, all amounts and balances were carried at historical cost.

 2.   BASIS OF          The  statutory  basis  financial  statements  have  been
      PRESENTATION      prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2006 and 2005 is as follows:

                                  Net income (loss)        Capital and surplus
                              ------------------------  ------------------------
                                     Year ended
                                    December 31,              December 31,
                              ------------------------  ------------------------
                                  2006          2005        2006         2005
--------------------------------------------------------------------------------
Statutory amounts              $ (3,065)     $   (948)    $ 41,064     $ 40,486
Add (deduct) adjustments:
   Investments                   (1,354)       (2,334)      11,589       10,657
   Deferred Acquisition
      Costs and Valuation
      of Business
      Acquired                   (8,659)         (374)      46,050       57,162
   Goodwill and other
      intangibles                     -        (5,738)           -        2,287
   Nonadmitted assets                 -             -          330          867
   Policy reserves                7,782        11,414      (21,336)     (29,148)
   Deferred taxes                     1        (4,084)       1,804        2,932
   Ceding commissions            (6,762)       (7,445)           -            -
   Other                          1,101        (1,226)         (43)      (1,378)
--------------------------------------------------------------------------------
GAAP-basis amounts             $(10,956)     $(10,735)    $ 79,458     $ 83,865
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


3. SUMMARY OF           INVESTMENTS
   SIGNIFICANT
   ACCOUNTING           BONDS - Bonds not in  default  are  generally  stated at
   POLICIES             amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                        POLICY LOANS - Policy loans are reported at unpaid balances.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                        MORTGAGE LOANS - Mortgage loans are reported at unpaid principal balances, less any allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                        SECURITIES LENDING AGREEMENT - Per an agreement with the Company's Investment Custodian, JNL may lend its securities to certain borrowers as deemed appropriate by the Custodian. The loans are collateralized at all times with cash or cash equivalents with a market value at least equal to 102% of the market value of the securities on loan. Any deficiencies of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. At December 31, 2006 and 2005, JNL loaned securities having a total market value of $6,097 and $18,271, respectively, and received related collateral of $6,221 and $18,650, respectively. The collateral consisted primarily of cash and short-term investments. JNL receives compensation, which is the net investment earnings on the collateral, and these earnings are divided between JNL and the Custodian. JNL's portion of this income is included in the statements of operations.

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General  and  administrative  expenses  are  charged  to
                        expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company prior to July 1, 2006, and then by Jefferson National Financial Corp. from July 1, 2006 forward, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        RECLASSIFICATIONS

                        Certain  2005  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2006 presentation.

4. INVESTMENTS          FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2006 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  14,806   $     129    $     (96)   $  14,839
   States and political
      subdivisions                  10,123         335          (54)      10,404
   Foreign governments                 376          14            -          390
   Corporate bonds                 247,315       3,079       (4,798)     245,596
   Mortgage-backed securities:
      U.S. government
         agencies                   97,368         947         (819)      97,496
      Corporate                     80,102         105       (1,491)      78,716
--------------------------------------------------------------------------------
                                   450,090       4,609       (7,258)     447,441
Preferred stock                     30,173         166       (3,256)      27,083
Common stock                            63          29            -           92
--------------------------------------------------------------------------------
Total                            $ 480,326   $   4,804    $ (10,514)   $ 474,616
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  17,286   $     189    $     (70)   $  17,405
   States and political
      subdivisions                  12,425         424         (163)      12,686
   Foreign governments               2,290          50          (15)       2,325
   Corporate bonds                 326,960       4,870       (6,487)     325,343
   Mortgage-backed
      securities:
      U.S. government
         agencies                   99,726         975         (796)      99,905
      Corporate                     46,420          10       (1,009)      45,421
--------------------------------------------------------------------------------
                                   505,107       6,518       (8,540)     503,085
Preferred stock                     25,735         868            -       26,603
Common stock                            82           -          (14)          68
--------------------------------------------------------------------------------
Total                            $ 530,924   $   7,386    $  (8,554)   $ 529,756
================================================================================


                        As of December 31, 2006 and 2005, the Company had fixed maturity securities with a statement value of $12,736 and $11,563, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2006 are as follows:


                                                  Amortized          NAIC market
                                                     cost                value
--------------------------------------------------------------------------------
Due in one year or less                            $ 23,033           $ 22,944
Due after one year through five
   years                                             86,371             86,156
Due after five years through ten
   years                                            105,314            104,319
Due after ten years                                  57,902             57,810
Mortgage-backed securities                          177,470            176,212
--------------------------------------------------------------------------------
Total                                              $450,090           $447,441
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                         2006             2005
--------------------------------------------------------------------------------
Bonds                                                  $(1,779)         $   358
Preferred stocks                                             8                -
Common stocks                                              (10)               -
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                          (1,781)             358
Transfer to IMR                                            902               (4)
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                         $  (879)         $   354
================================================================================


                        In 2006, net realized capital gains on bonds consisted of $1,013 gross realized gains and $2,792 gross realized losses. In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. For the years ended December 31, 2006 and 2005, proceeds from the sales and maturities of fixed maturity securities were $188,525 and $264,419, respectively.

                        At December 31, 2006 and 2005, there were impairment writedowns of $863 and $95, respectively.

                        At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate bonds of $35,230 and $33,052, respectively, with an aggregate fair value of $35,802 and $31,203, respectively. Those holdings amounted to 7.8% and 6.5% of the Company's investments in bonds at December 31, 2006 and 2005, respectively, and 2.0% of the Company's total admitted assets at December 31, 2006 and 2005, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2006 and 2005, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2006             2005
--------------------------------------------------------------------------------
Bonds                                                $ 25,383          $ 25,694
Preferred stocks                                        1,400               693
Mortgage loans on real estate                              16                 -
Policy loans                                              667             1,630
Cash and short-term investments                           773             1,427
Miscellaneous investment
   income                                                  64               101
--------------------------------------------------------------------------------
      Total gross investment
         income                                        28,303            29,545
Investment expense                                     (1,110)           (1,205)
--------------------------------------------------------------------------------
Net investment income                                $ 27,193          $ 28,340
================================================================================


                        There was no accrued investment income excluded from surplus during 2006 and 2005.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                        At December 31, 2006, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 318 securities with a carrying value of $251,914 and an unrealized loss of $6,466 with an average price of $97.4 (NAIC market value/amortized cost).

                        At December 31, 2006, for securities that have been in a continuous loss position less than or equal to twelve months, the Company held 198 securities with a carrying value of $95,444 and an unrealized loss of $4,048 with an average price of $95.8 (NAIC market value/amortized cost).

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2006 and 2005 follows:

DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  2,128       $    (43)       $  1,979       $    (53)       $  4,107       $    (96)
  States and political
    subdivisions                                    --             --           1,131            (54)          1,131            (54)
  Corporate bonds                               33,519           (656)        130,460         (4,142)        163,979         (4,798)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                29,073            (77)         42,745           (742)         71,818           (819)
      Corporate                                  4,263            (16)         69,135         (1,475)         73,398         (1,491)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                           68,983           (792)        245,450         (6,466)        314,433         (7,258)
Preferred stock                                 22,412         (3,256)             --             --          22,412         (3,256)
Common stock                                        --             --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 91,395       $ (4,048)       $245,450       $ (6,466)       $336,845       $(10,514)
====================================================================================================================================

DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  3,863       $    (14)       $  1,525       $    (56)       $  5,388       $    (70)
  States and political
    subdivisions                                 1,900            (98)          1,132            (65)          3,032           (163)
  Foreign government                               769            (15)             --             --             769            (15)
  Corporate bonds                              200,770         (4,901)         15,003         (1,586)        215,773         (6,487)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                52,166           (675)          3,300           (121)         55,466           (796)
      Corporate                                 39,877           (878)          5,077           (131)         44,954         (1,009)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                          299,345         (6,581)         26,037         (1,959)        325,382         (8,540)
Preferred stock                                     --             --              --             --              --             --
Common stock                                        68            (14)             --             --              68            (14)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $299,413       $ (6,595)       $ 26,037       $ (1,959)       $325,450       $ (8,554)
====================================================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


5.   POLICY AND CLAIM   As of  December  31,  2006 and  2005,  the  Company  had
     RESERVES           $3,672,847 and $3,820,598,  respectively,  of individual
                        and group life insurance in force. On $308,164 and $297,928 of insurance in force as of December 31, 2006 and 2005, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,704 and $2,180 at December
                        31, 2006 and 2005, respectively. As previously stated, the Company changed its strategy to focus entirely on its annuity business. Accordingly, the Company had ceded
                        100% of its life reserves at December 31, 2006.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                        At December 31, 2006, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $872,201    $21,908      $12,847
                        GMIB                   12,971         91           56
                        GMWB                    4,438         34           --
                        ========================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $907,291     $25,879     $16,016
                        GMIB                   10,086          65          48
                        GMWB                    4,199          20          --
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The following table provides information on the GMDB features outstanding at December 31, 2006 and 2005. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2006 and 2005 is as follows:

                                                           2006         2005
                        --------------------------------------------------------
                                                        (in the event of death)

                        Return of net deposit:
                          Account value                   $415,455    $422,925
                          Net amount at risk                30,414      43,563
                          Average attained age of
                            contract holders                    51          50
                        Return of net deposits plus a
                         minimum return                    441,938     469,193
                        Net amount at risk                 180,371     223,666
                        Average attained age of contract
                         holders                                59          58
                        Guaranteed minimum return                5%          5%
                        Highest specified anniversary
                         account value minus:
                           Withdrawals post
                             anniversary:
                               Account value                14,808      15,172
                               Net amount at risk            1,521       2,172
                               Average attained age
                                 of contract holders            60          59
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $12,333 and $8,795 at December 31, 2006 and 2005, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances  attributable   to  variable
                        annuity contracts with guarantees at December 31, 2006 and 2005 are as follows:

                                                              2006         2005
                        --------------------------------------------------------
                        Asset type:
                          Domestic equity                 $589,581     $603,288
                          International equity              30,309       24,234
                          Bonds                             70,664       81,931
                          Balanced bond/equity              36,039       36,883
                        --------------------------------------------------------
                              Total                        726,593      746,336
                        Money market                        57,762       59,172
                        --------------------------------------------------------
                              Total                       $784,355     $805,508
                        ========================================================
                        Percent of total variable annuity
                          separate account values             68.8%        76.7%
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        At December 31, 2006, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                  2006
                                                        ------------------------
                                                           Amount    % of total
              ------------------------------------------------------------------
              A. Subject to discretionary withdrawal:
                 1. With market value adjustment         $    1,206        .1%
                 2. At book value less current surrender
                      charge of 5% or more                   65,315       3.9
                 3. At fair value                         1,120,166      66.9
              ------------------------------------------------------------------
                 4. Total with adjustment or at fair
                      value                               1,186,687      70.9
                 5. At book value without adjustment
                      (minimal or no charge or
                      adjustment)                           441,891      26.4
              B. Not subject to discretionary withdrawal     45,226       2.7
              ------------------------------------------------------------------
              C. Total (gross: direct + assumed)          1,673,804     100.0
              D. Reinsurance ceded                           72,371        --
              ------------------------------------------------------------------
              E. Total (net) (C)-(D)                     $1,601,433     100.0%
              ==================================================================

6.   FAIR VALUES OF     The estimated fair values of financial  instruments have
     FINANCIAL          been  determined by using available  market  information
     INSTRUMENTS        and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Amounts related to the Company's financial instruments as of December 31, 2006 are as follows:


                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $450,090    $447,441
                        Preferred stocks                    30,173      27,083
                        Common stocks                           92          92
                        Cash and short-term investments      9,549       9,549
                        Mortgage loans                       2,014       2,014
                        Policy loans                        18,371      18,371
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $489,191    $488,839
                        ========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $505,107    $503,085
                        Preferred stocks                    25,735      26,603
                        Common stocks                           68          68
                        Cash and short-term investments      6,375       6,375
                        Policy loans                        19,369      19,369
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $537,133    $535,092
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


7.   REINSURANCE        In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $403,998 and $420,325 for
                        the   years   ended   December   31,   2006  and   2005,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                        During 2004, the Company began to issue simplified-issue term life business. The Company retained between 20% to 30% of the risk during 2005. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                        The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $11,469 and $14,288 of its $16,811 and $20,181, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2006 and 2005.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2006 and 2005 were approximately $6 and $30, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2006 and 2005, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                            2006        2005
                        --------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                       $  48,431   $  50,366
                        Policyholder benefits               48,947      47,092
                        Change in insurance and annuity
                          reserves                         (19,191)    (20,935)
                        Policy and contract reserves       468,732     489,269
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2006 and 2005. During 2006 and 2005, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2006 and 2005 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $696 and $592 as of December 31, 2006 and 2005,
                        respectively):

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums                 $  8,446    $  8,567
                          Reinsurance ceded                  8,446       8,567
                        --------------------------------------------------------
                            Total premiums                $     --    $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums                 $187,868    $147,645
                          Reinsurance ceded                 39,984      41,799
                        --------------------------------------------------------
                            Total premiums                $147,884    $105,846
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        As of  December  31,  2006 and  2005,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $911 and $1,800, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME     Current  income  taxes  incurred  for  the  years  ended
     TAXES              December  31,  2006 and 2005  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,               2006      2005
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income              $  --     $  --
                        Prior year overaccrual of tax         (114)     (704)
                        --------------------------------------------------------
                        Current income taxes incurred        $(114)    $(704)
                        ========================================================


                        As of December 31, 2006, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2006 and 2005 are as follows:

                        DECEMBER 31,                            2006      2005
                        --------------------------------------------------------
                        Gross deferred tax asset             $47,568   $43,141
                        Gross deferred tax liabilities           668        --
                        --------------------------------------------------------
                                                              46,900    43,141
                        Less: Nonadmitted deferred tax
                                asset                         44,547    40,911
                        --------------------------------------------------------
                        Net deferred tax asset               $ 2,353   $ 2,230
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                 $ 3,636   $ 6,946
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005 are as follows:

                                                   2006        2005     Change
         -----------------------------------------------------------------------
         DTAs resulting from book./tax
           differences in:
              Net operating loss carryforward   $19,227     $11,866     $ 7,361
              Capital loss carryforward          10,724      10,914        (190)
              Insurance reserves                  2,396       3,199        (803)
              Section 807(f) reserve basis
                change                            8,872      10,674      (1,802)
              Proxy DAC                           4,724       4,951        (227)
              Investments                         1,625       1,296         329
              Other                                  --         241        (241)
         -----------------------------------------------------------------------
         Gross DTAs                             $47,568     $43,141     $ 4,427
         =======================================================================
         Nonadmitted DTAs                       $44,547     $40,911     $ 3,636
         =======================================================================
         DTLs resulting from book./tax
           differences in:
              Investments                       $    --     $    --     $    --
              Other                                 668          --        (668)
         -----------------------------------------------------------------------
         Gross DTLs                                 668          --        (668)
         =======================================================================
         Net admitted deferred tax assets       $ 2,353     $ 2,230     $   123
         =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The significant book to tax differences in 2006 are as follows:

                                                               100%         35%
                        --------------------------------------------------------
                        Statutory loss before taxes       $ (2,300)   $   (805)
                        Net realized capital gains            (879)       (307)
                        --------------------------------------------------------
                             Total pre-tax statutory loss   (3,179)     (1,112)
                        --------------------------------------------------------
                         Reinsurance ceding
                           commission                       (6,762)     (2,367)
                        Amounts related to prior years -
                          current                              354         124
                        IMR/AVR                             (1,168)       (409)
                        Fines and penalties                     16           5
                        --------------------------------------------------------
                             Total adjustments              (7,560)     (2,647)
                        --------------------------------------------------------
                        Taxable loss from operations      $(10,739)   $ (3,759)
                        ========================================================
                        Federal statutory income taxes    $     --    $     --
                        Change in net deferred income
                          tax                                   --      (3,759)
                        --------------------------------------------------------
                        Total statutory income tax        $     --    $ (3,759)
                        ========================================================


                        As of December 31, 2006 and 2005, the Company had operating loss carryforwards of approximately $54,900 and $33,900, respectively, which begin to expire in 2018. As of December 31, 2006 and 2005, the Company had capital loss carryforwards of approximately $30,600 and $31,200, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


10.  RELATED PARTY      From January 1, 2006 to June 30, 2006, the Company had a
     TRANSACTIONS       service  agreement with Inviva,  Inc.  Effective July 1,
                        2006, the Company entered into a service  agreement with
                        Jefferson  National  Financial  Corp.,  a  newly  formed
                        intermediate  parent of the  Company.  These  agreements
                        covered  certain  general and  administrative  expenses.
                        During 2006 and 2005,  operating expenses of $19,160 and
                        $19,587,  respectively,  were charged to the Company and
                        are  reflected  in  the  accompanying   statutory  basis
                        statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective  May  2003,  the  Company   entered  into  two
                        servicing agreements with its affiliate, Jefferson National Securities Corporation, formerly Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Jefferson National Securities Corporation and the Company agrees to reimburse Jefferson National Securities Corporation for all variable commissions paid. The Distribution Agreement stipulates that Jefferson National Securities Corporation agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2006 and 2005 under these agreements was $3,839 and $5,022, respectively.

                        The Company provided a guarantee of the indemnification obligations of Inviva, Inc. under the stock purchase agreement pursuant to which Inviva, Inc. sold its subsidiary,  and the  Company's  former  affiliate,  The
                        American Life Insurance Company of New York. The Company's exposure under the guarantee is capped at $7.5 million in the aggregate. The guarantee was approved by the Texas Department of Insurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Beginning in 2003, Inviva, Inc. entered into several Trust Preferred Pools ("TPP") in the aggregate principal amount of $91.5 million. Pursuant to the terms of the TPP, Inviva, Inc. is permitted to consolidate or merge with or into any other entity or sell, convey, transfer or dispose of all or substantially all of its assets so long as the successor entity assumes all of the obligations under the TPP.

                        The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2006 and 2005, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.  SEPARATE ACCOUNTS  Separate  account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 are as follows:

YEAR ENDED DECEMBER 31,                    2006                    2005
--------------------------------------------------------------------------------
                                   Separate               Separate
                                   accounts      Non-     accounts      Non-
                                     with     guaranteed    with     guaranteed
                                   guarantees  separate   guarantees  separate
                                   nonindexed  accounts   nonindexed  accounts
--------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                     $   --   $  147,115   $   --   $   91,153
================================================================================
For accounts with assets at market
  value                              $1,082   $1,120,521   $1,240   $1,024,494
================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value
          adjustment                 $1,082   $       --   $1,240   $       --
        At market value                  --    1,116,352       --    1,020,855
    Not subject to discretionary
      withdrawal                         --        4,169       --        3,639
--------------------------------------------------------------------------------
    Total separate account
       liabilities                   $1,082   $1,120,521   $1,240   $1,024,494
================================================================================


                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2006 and 2005 are as follows:

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Transfers to separate accounts   $ 147,309   $  91,124
                        Transfers from separate
                          accounts                         175,722     148,470
                        --------------------------------------------------------
                        Net transfers from separate
                          accounts                       $ (28,413)  $ (57,346)
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


12.  EMPLOYEE BENEFITS  The Company  provides  certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $702 and $703 at December 31, 2006 and 2005, respectively, and included in other liabilities. The expenses for these plans were $(36) and ($22) at December 31, 2006 and 2005, respectively.

13.  CAPITAL AND        The maximum amount of dividends which can be paid by the
     SURPLUS            State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2006 was $2,186. Statutory surplus with regards to policyholders as of December 31, 2006 was $41,064 The maximum dividend payout which may be made without prior approval in 2007 is $4,106.

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company meets its RBC requirements.

INDEPENDENT AUDITORS' REPORT ON
  SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BDO Seidman, LLP


Certified Public Accountants






New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                    $   1,009
  Other bonds (unaffiliated)                                             24,374
  Preferred stocks (unaffiliated)                                         1,400
  Mortgage loans on real estate                                              16
  Policy loans                                                              667
  Cash and short-term investments                                           773
  Miscellaneous investment income                                            64
--------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME                                          $  28,303
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity-statement value:
  Due within one year or less                                         $  65,402
  Over 1 year through 5 years                                           165,683
  Over 5 years through 10 years                                         151,107
  Over 10 years through 20 years                                         34,024
  Over 20 years                                                          46,194
--------------------------------------------------------------------------------
     TOTAL BY MATURITY                                                $ 462,410
================================================================================

Bonds by class-statement value:
  Class 1                                                             $ 354,381
  Class 2                                                                72,799
  Class 3                                                                10,321
  Class 4                                                                16,917
  Class 5                                                                 7,859
  Class 6                                                                   133
--------------------------------------------------------------------------------
     TOTAL BY CLASS                                                   $ 462,410
================================================================================

Total bonds publicly traded                                           $ 422,672
Total bonds privately placed                                             39,738


Preferred stocks-statement value                                         30,173
Short-term investments-book value                                        12,320
Cash on deposit                                                          (2,771)
================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary                                                            $     582
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                 $   96,646
  Group life                                                                       34

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        4,594
  Ordinary - involving life contingencies - amount of income payable            3,112
  Group - not involving life contingencies - amount of income payable             470
  Group - involving life contingencies - amount of income payable                 628

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                        1,054
    Deferred - fully paid account balance                                      27,769
    Deferred - not fully paid -account balance                              1,510,765
==========================================================================================

          ANNUAL STATEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL
                             LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                                 ---------------------------------------------------
                                                                                       1             2          3             4
                                   Investment Categories                             Amount      Percentage   Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1.  Bonds

     1.1 U.S. treasury securities ...............................................  14,461,683       2.799   14,480,128       2.802

     1.2 U.S. government agency obligations (excluding mortgage-backed securities):

         1.21 Issued by U.S. government agencies ................................                   0.000                    0.000

         1.22 Issued by U.S. government sponsored agencies ......................     325,416       0.063      325,416       0.063

     1.3 Foreign government (including Canada, excluding mortgaged-backed
         securities) ............................................................     376,391       0.073      376,391       0.073

     1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.

         1.41 States, territories and possessions general obligations ...........                   0.000                    0.000

         1.42 Political subdivisions of states, territories and possessions and
              political subdivisions general obligations ........................                   0.000                    0.000

         1.43 Revenue and assessment obligations ................................  10,122,977       1.959   10,122,977       1.959

         1.44 Industrial development and similar obligations ....................                   0.000                    0.000

     1.5 Mortgage-backed securities (includes residential and commercial
         MBS):

         1.51 Pass-through securities:

              1.511 Issued or guaranteed by GNMA ................................   1,976,727       0.383    1,976,727       0.383

              1.512 Issued or guaranteed by FNMA and FHLMC ......................  87,456,516      16.925   87,456,516      16.925

              1.513 All other ...................................................                   0.000                    0.000

         1.52 CMOs and RFMICs

              1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA .............   7,934,487       1.536    7,934,487       1.536

              1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                    agencies shown in Line 1.521 ................................   1,713,933       0.332    1,713,933       0.332

              1.523 All other ...................................................  42,584,170       8.241   42,584,170       8.241

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1 Unaffiliated domestic securities (includes credit tenant loans rated by
         the SVO) ............................................................... 248,556,640      48.103  248,553,411      48.102

     2.2 Unaffiliated foreign securities ........................................  34,565,658       6.689   34,565,658       6.689

     2.3 Affiliated securities ..................................................                   0.000                    0.000

 3.  Equity interests:

     3.1 Investments in mutual funds ............................................                   0.000                    0.000

     3.2 Preferred stocks:

         3.21 Affiliated ........................................................                   0.000                    0.000

         3.22 Unaffiliated ......................................................  30,173,443       5.839   30,173,443       5.839

     3.3 Publicly traded equity securities (excluding preferred stocks):

         3.31 Affiliated ........................................................                   0.000                    0.000

         3.32 Unaffiliated ......................................................                   0.000                    0.000

     3.4 Other equity securities:

          3.41 Affiliated .......................................................                   0.000                    0.000

          3.42 Unaffiliated .....................................................      62,773       0.012       92,181       0.018

     3.5 Other equity interests including tangible personal property under lease:

         3.51 Affiliated ........................................................                   0.000                    0.000

         3.52 Unaffiliated .....................................................                    0.000                    0.000

 4.  Mortgage loans:

     4.1 Construction and land development ......................................                   0.000                    0.000

     4.2 Agricultural ...........................................................                   0.000                    0.000

     4.3 Single family residential properties ...................................                   0.000                    0.000

     4.4 Multifamily residential properties .....................................                   0.000                    0.000

     4.5 Commercial loans .......................................................   2,013,910       0.390    2,013,910       0.390

     4.6 Mezzanine real estate lows .............................................                   0.000                    0.000

 5.  Real estate investments

     5.1 Property occupied by the company .......................................                   0.000                    0.000

     5.2 Property held for the production of income (including
         $ ...............  of property acquired in satisfaction of
         debt) ..................................................................                   0.000                    0.000

     5.3 Property held for sale (including $ .................
         property acquired in satisfaction of debt) .............................                   0.000                    0.000

 6.  Contract loans .............................................................  18,415,439       3.564   18,371,290       3.555

 7.  Receivables for securities .................................................   6,427,382       1.244    6,427,382       1.244

 8.  Cash, cash equivalents and short-term investments ..........................   9,548,515       1.848    9,548,515       1.848

 9.  Other invested assets ......................................................                   0.000                    0.000
                                                                                 ---------------------------------------------------
10.  Total invested assets ...................................................... 516,716,060     100.000  516,716,535     100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                               [BARCODE OMITTED]

                 SUPPLEMENTAL INVESTMENT RISKS' INTERROGATORIES
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                            (TO BE FILED BY APRIL 1)

OF The JEFFERSON NATIONAL LIFE INSURANCE COMPANY ...............................

ADDRESS (City, State and Zip Code) Louisville, KY 40223 ........................

NAIC Group Code 0000 ...................  NAIC Company Code 64017 ..............

Federal Employer's Identification Number (FFIN)     75-0300900..................

The Investment Risks Interrogatories we to be filed Py April 1. They we also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.  Reporting entity's total admitted assets as reported on Page 2 of this annual statement..................... $535,105,411 ........................

 2.  Ten largest exposures to a single issuer/borrower/investment.

               1                                            2                                3                    4
                                                                                                         Percentage of Total
             Issuer                              Description of Exposure                   Amount          Admitted Assets
     --------------------------------------------------------------------------------  --------------   ---------------------
2.01 Investors Guaranty Assurance ... Preferred Stock ............................... $    25,000,000                 4.7%

2.02 Bear Stearns Comm Mtge Sec ..... CMO ........................................... $     9,078,545                 1.7%

2.03 General Electric Capital Corp .. Issuer Obligation ............................. $     8,395,813                 1.6%

2.04 LB-UBC Comm Mtg Trust .......... CMO ........................................... $     8,351,918                 1.6%

2.05 Citigroup Inc .................. Issuer Obligation ............................. $     7,459,842                 1.4%

2.06 Fifth Third Bank ............... Money Market .................................. $     6,474,399                 1.2%

2.07 State Street Bank .............. Money Market .................................. $     5,283,241                 1.0%

2.06 JP Morgan Chase & Co. .......... Issuer Obligation ............................. $     5,261,860                 1.0%

2.09 Conseco Funding LTD ............ CBO ........................................... $     4,873,948                 0.9%

2.10 Wachovia Bank Comm Mtge Trust .. CMO ........................................... $     4,816,786                 0.9%


 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds             1                2                      Preferred Stocks             3              4
     -----------------   -------------  --------------            -----------------------     ------------   ------------
3.01 NAIC-1 .......... $   354,381,141            66.2%    3.07   P/RP-1                    $    4,813,443            0.9%

3.02 NAIC-2 .......... $    72,798,920            13.6%    3.06   P/RP-2                    $      360,000            0.1%

3.03 NAIC-3 .......... $    10,320,564             1.9%    3.09   P/RP-3                    $   25,000,000            4.7%

3.04 NAIC-4 .......... $    16,916,820             3.2%    3.10   P/RP-4                    $                         0.0%

3.05 NAIC-5 .......... $     7,859,139             1.5%    3.11   P/RP-5                    $                         0.0%

3.06 NAIC-6 .......... $       133,095             0.0%    3.12   P/RP-6                    $                         0.0%

 4.  Assets held in foreign investments:

     If response to 4.01 above is yes, responses we not required for interrogatories 5 - 10.

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ]  No [ X ]

4.02 Total admitted assets held in foreign investments .. $   25,907,049    4.8%

4.03 Foreign-currency-denominated investments ........... $                 0.0%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................... $                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
5.01 Countries rated NAIC-1 .......................................................... $     25,530,658                 4.8%

5.02 Countries rated INAIC-2 ......................................................... $        376,391                 0.1%

5.03 Countries rated INAIC-3 or below ................................................ $                                0.0%

 6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

6.01 Country:   Cayman Islands ....................................................... $      6,614,977                 1.2%

6.02 Country:   Netherlands .......................................................... $      4,418,188                 0.8%

     Countries rated NAIC - 2

6.03 Country:   Mexico ............................................................... $        376,391                 0.1%

6.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

6.05 Country: ........................................................................ $                                0.0%

6.06 Country: ........................................................................ $                                0.0%

                                                                                               1                   2
                                                                                         --------------      --------------
 7.  Aggregate unhedged foreign currency exposure .................................... $                                0.0%

 8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
8.01 Countries rated NAIC-1 .......................................................... $                                0.0%

8.02 Countries rated NAIC-2 .......................................................... $                                0.0%

8.03 Countries rated NAIC-3 or below ................................................. $                                0.0%

 9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

9.01 Country: ........................................................................ $                                0.0%

9.02 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 2

9.03 Country: ........................................................................ $                                0.0%

9.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

9.05 Country: ........................................................................ $                                0.0%

9.06 Country: ........................................................................ $                                0.0%

 10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                       1                                                   2                   3                   4
                     Issuer                                           NAIC Rating
      -------------------------------------------------------------------------------   ---------------      --------------
10.01 Conseco Funding LTD ...................................... 2                     $      4,873,948                 0.9%

10.02 RAS Laffan Liq Nat Gas ................................... 1                     $      3,075,244                 0.6%

10.03 FBG Finance LTD .......................................... 2                     $      2,992,268                 0.6%

10.04 British Telecom PLC ...................................... 2                     $      1,605,746                 0.3%

10.05 Deutsche Telekom Int Fin ................................. 1                     $      1,564,468                 0.3%

10.06 Philips Electronics ...................................... 1                     $      1,553,153                 0.3%

10.07 Scottish Power PLC ....................................... 2                     $      1,122,282                 0.2%

10.06 Incaps Funding I LTD ..................................... 1                     $        967,533                 0.2%

10.09 Vodafone Group PLC ....................................... 1                     $        908,198                 0.2%

10.10 L-Bank BW Foerderbank .................................... 1                     $        896,864                 0.2%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                   2
                                                                                         --------------      --------------
11.02 Total admitted assets held in Canadian investments ............................. $                                0.0%

11.03 Canadian-currency-denominated investments ...................................... $                                0.0%

11.04 Canadian-denominated insurance liabilities ..................................... $                                0.0%

11.05 Unhedged Canadian currency exposure ............................................ $                                0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 12.01 is yes, responses we not required for the remainder of Interrogatory 12.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
12.02 Aggregate statement value of investments with contractual sales
      restrictions ................................................................... $                                0.0%

      Largest three investments with contractual sales restrictions:

12.03 ................................................................................ $                                0.0%

12.04 ................................................................................ $                                0.0%

12.05 ................................................................................ $                                0.0%

 13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ] No [ X ]

      If response to 13.01 above eyes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                      2                   3
                                  Name of Issuer
      --------------------------------------------------------------------------------   --------------      --------------
13.02 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

13.03 CIT Capital Trust 1 ............................................................ $      2,490,617                 0.5%

13.04 BankAmerica Instit ............................................................. $      1,034,912                 0.2%

13.05 JPM Capital Trust 11 ........................................................... $        494,335                 0.1%

13.06 Bank of America Corp ........................................................... $        393,500                 0.1%

13.07 Sumitomo Mitsui Banking ........................................................ $        274,852                 0.1%

13.06 Metlife Inc .................................................................... $        180,000                 0.0%

13.09 Principal Finl Group ........................................................... $        180,000                 0.0%

13.10 FHLMC .......................................................................... $        125,228                 0.0%

13.11 Curative Health Services Inc ................................................... $         92,178                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [  ] No [ X ]

      If response to 14.01 above eyes, responses are not required for the remainder of Interrogatory 14.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
14.02 Aggregate statement value of investments held in nonaffiliated,
      privately pieced equities ...................................................... $     25,000,000                 4.7%

      Largest three investments held in nonaffiliated, privately placed equities:

14.03 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

14.04 Curative Health Services Inc ................................................... $         92,178                 0.0%

14.05 ................................................................................ $                                0.0%

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? .............. Yes [ X ] No [  ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
15.02 Aggregate statement value of investments held in general partnership interests . $                                0.0%

      Largest three investments in general partnership interests:

15.03 ................................................................................ $                                0.0%

15.04 ................................................................................ $                                0.0%

15.05 ................................................................................ $                                0.0%

 16. Amounts and percentages of the reporting entity s total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                        1                                                      2                   3
                    Type (Residential, Commercial, Agricultural)
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.07 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.09 ................................................................................ $                                0.0%

16.10 ................................................................................ $                                0.0%

16.11 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity s total admitted assets held in the following categories of mortgage loans:

                                                                                                       Loans
                                                                                         --------------      --------------
16.12 Construction loans ............................................................. $                                0.0%

16.13 Mortgage loans over 90 days past due ........................................... $                                0.0%

16.14 Mortgage loans in the process of foreclosure ................................... $                                0.0%

16.15 Mortgage loans foreclosed ...................................................... $                                0.0%

16.16 Restructured mortgage loans .................................................... $                                0.0%

 17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date

                               Residential                           Commercial                        Agricultural
 Loan to Value               1            2                        3            4                     5             6
---------------------   -----------  ------------             -----------  ------------           -----------  ------------
17.01 above 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.02 91 to 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.03 81 to 90% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.04 71 to 60% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.05 below 70% ..... $                       0.0%          $                       0.0%        $                       0.0%


  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                   Description
                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

 19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 19.01 is yes, responses we not required for the remainder of Interrogatory 19.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------

19.02 Aggregate statement value of investments held in mezzanine real estate loans: .. $                                0.0%

      Largest three investments held in mezzanine real estate loans:

19.03 ................................................................................ $                                0.0%

19.04 ................................................................................ $                                0.0%

19.05 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
20.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)   $    6,097,348            1.1%   $             $             $

20.02 Repurchase agreements ............................ $                         0.0%   $             $             $

20.03 Reverse repurchase agreements .................... $                         0.0%   $             $             $

20.04 Dollar repurchase agreements ..................... $                         0.0%   $             $             $

20.05 Dollar reverse repurchase agreements ............. $                         0.0%   $             $             $

 21. Amounts and percentages of the reporting entity s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                                 Written
                                                                1               2                      3               4
                                                          --------------  --------------         --------------  --------------
21.01 Hedging ......................................... $                            0.0%      $                            0.0%

21.02 Income generation ............................... $                            0.0%      $                            0.0%

21.03 Other ........................................... $                            0.0%      $                            0.0%

 22. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for collars, swaps, and forwards:


                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
22.01 Hedging .......................................... $                         0.0%   $             $             $

22.02 Income generation ................................ $                         0.0%   $             $             $

22.03 Replications ..................................... $                         0.0%   $             $             $

22.04 Other ............................................ $                         0.0%   $             $             $


23. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for futures contracts


                                                                   At Year End                      At End of Each Quarter
                                                           ---------------------------     -----------------------------------------
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
23.01 Hedging .......................................... $                         0.0%   $             $             $

23.02 Income generation ................................ $                         0.0%   $             $             $

23.03 Replications ..................................... $                         0.0%   $             $             $

23.04 Other ............................................ $                         0.0%   $             $             $

JEFFERSON NATIONAL LIFE INSURANCE COMPANY


ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2006


                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 2006



JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                                              PAGE
Statement of Assets and Liabilities as of December 31, 2006 .........................................    2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2006    8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2005   28
Notes to Financial Statements .......................................................................   46
Report of Independent Registered Public Accounting Firms ............................................   69

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2006


                                                                             SHARES           COST           VALUE
-----------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio ......................................            741,497.580    $  9,937,693    $ 11,470,968
       Equity Portfolio ........................................          4,865,717.475      91,259,801     120,621,137
       Fixed Income Portfolio ..................................            676,838.498       6,779,068       6,660,090
       Government Securities Portfolio .........................             35,539.435         406,028         401,596
       Money Market Portfolio ..................................          2,668,716.881       2,668,717       2,668,716
     AIM Variable Insurance Funds:
       Basic Value Fund ........................................              7,640.229          88,189         101,157
       Core Equity Fund ........................................              2,141.048          55,284          58,279
       Financial Services Fund .................................                 95.776           1,194           1,667
       Global Health Care Fund .................................              5,310.525         104,638         114,229
       Global Real Estate Fund .................................             67,942.975       1,558,774       1,952,681
       High Yield Fund .........................................              7,798.583          48,883          47,728
       Mid Cap Core Equity Fund ................................              2,135.377          28,912          28,656
       Technology Fund .........................................              5,612.974          75,642          78,694
     The Alger American Fund:
       Growth Portfolio ........................................             30,353.905       1,045,515       1,251,188
       Leveraged AllCap Portfolio ..............................             48,917.528       1,774,095       2,029,099
       MidCap Growth Portfolio .................................             46,536.301         895,357         965,628
       Small Capitalization Portfolio ..........................             76,723.492       1,517,487       2,180,482
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio .............................                237.787           6,108           6,465
     American Century Variable Portfolios, Inc:
       Balanced Fund ...........................................                250.994           1,801           1,890
       Income & Growth Fund ....................................             11,499.602          87,630          99,241
       Inflation Protection Fund ...............................                118.698           1,212           1,197
       International Fund ......................................             94,192.226         731,286         953,225
       Value Fund ..............................................            138,113.361       1,102,772       1,207,111
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio .........................              1,063.632          18,335          19,773
     The Dreyfus Socially Responsible Growth Fund, Inc. ........             90,253.034       2,286,036       2,567,700
     Dreyfus Stock Index Fund ..................................            346,971.701      10,863,461      12,543,028
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio .............................              6,691.605         141,682         170,903
       International Value Portfolio ...........................             17,003.722         279,703         331,573
     Federated Insurance Series:
       Capital Income Fund II ..................................             34,560.489         277,117         336,274
       High Income Bond Fund II ................................             47,640.279         365,831         373,976
       International Equity Fund II ............................              8,139.155         122,374         139,261
       Kaufmann Fund II ........................................                  2.011              33              33
     Janus Aspen Series:
       Growth and Income Portfolio .............................             38,488.945         615,611         718,204
       International Growth Portfolio ..........................             47,196.670       1,945,980       2,416,941
       Large Cap Growth Portfolio ..............................            226,427.509       5,464,779       5,235,004
       Mid Cap Growth Portfolio ................................            179,053.163       6,146,246       5,903,384
       Worldwide Growth Portfolio ..............................            302,415.719      10,635,040       9,819,438
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ..............................             27,613.987         538,166         626,561
       Equity Portfolio ........................................              5,553.357          59,438          71,417
       International Equity Portfolio ..........................              4,619.685          65,104          68,787
       Small Cap Portfolio .....................................             21,736.425         353,690         376,258
     Legg Mason Partners Variable Portfolios I, Inc:
       Aggressive Growth Fund ..................................                163.895           3,710           4,247
       All Cap Fund ............................................              1,448.681          24,757          28,278
       Large Cap Growth Fund ...................................                326.910           3,946           4,197
       Strategic Bond Fund .....................................              2,315.941          24,828          23,715
       Total Return Fund .......................................                499.014           6,132           6,128
     Legg Mason Partners Investment Series:
       Government Portfolio ....................................                111.280           1,222           1,221
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio ...............................             14,853.258         207,156         226,958
       Growth and Income Portfolio .............................             43,346.526       1,092,538       1,271,788
-----------------------------------------------------------------------------------------------------------------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

                                                                            SHARES         COST         VALUE
---------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio ......................................              500.215    $  6,820      $  7,268
       High Income Bond Portfolio ..............................                4.286          44            42
       Limited Maturity Bond Portfolio .........................           13,283.393     172,319       169,496
       Mid-Cap Growth Portfolio ................................            2,242.231      42,136        52,154
       Partners Portfolio ......................................           27,917.279     536,661       590,729
       Regency Portfolio .......................................           10,525.391     160,482       170,617
       Socially Responsive Portfolio ...........................              268.774       3,916         4,491
     PIMCO Variable Insurance Trust:
       All Asset Fund ..........................................              252.973       3,078         2,952
       CommodityRealReturn Strategy Fund .......................            1,218.920      15,274        13,786
       Global Bond Unhedged Fund ...............................               36.717         445           443
       High Yield Fund .........................................              993.623       8,136         8,287
       Money Market Fund .......................................          248,253.560     248,254       248,254
       Real Return Fund ........................................           13,883.006     177,875       165,624
       Short-Term Fund .........................................            8,220.301      82,606        82,532
       Total Return Fund .......................................           18,105.746     185,161       183,230
     Pioneer Variable Contracts Trust:
       Emerging Markets Portfolio ..............................            1,770.195      59,928        60,045
       Equity Income Portfolio .................................           15,645.056     331,843       392,221
       Fund Portfolio ..........................................              840.667      17,416        20,789
       High Yield Portfolio ....................................            5,261.001      56,995        57,924
       International Value Portfolio ...........................               28.515         472           475
       Mid Cap Value Portfolio .................................               75.250       1,518         1,523
     Royce Capital Fund:
       Micro-Cap Portfolio .....................................           46,219.261     611,129       665,558
       Small-Cap Portfolio .....................................           53,336.309     494,167       569,098
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund .............................               51.079       1,835         1,830
       Absolute Return Strategies Fund .........................            2,444.117      64,573        64,036
       Banking Fund ............................................              364.613      11,654        11,828
       Basic Materials Fund ....................................            3,077.225      96,502       102,564
       Biotechnology Fund ......................................            1,306.096      28,730        26,984
       Commodities Fund ........................................              459.273       8,630         8,335
       Consumer Products Fund ..................................            2,322.343      82,669        84,882
       Dynamic Dow Fund ........................................              921.761      25,344        24,786
       Dynamic OTC Fund ........................................              261.439       6,139         6,133
       Dynamic S&P 500 Fund ....................................            1,293.625      27,873        28,085
       Dynamic Weakening Dollar Fund ...........................               52.069       1,472         1,432
       Electronics Fund ........................................              874.617      12,787        12,262
       Energy Fund .............................................           17,065.950     701,322       565,566
       Energy Services Fund ....................................           21,664.274     756,221       645,379
       Europe Advantage Fund ...................................            1,394.742      39,973        41,284
       Financial Services Fund .................................                6.587         217           212
       Government Long Bond Advantage Fund .....................            5,705.155      67,073        65,952
       Health Care Fund ........................................            3,678.091     104,042       104,495
       Inverse Dynamic Dow Fund ................................              118.533       4,325         3,952
       Inverse Government Long Bond Fund .......................              168.745       3,828         3,636
       Inverse Mid-Cap Fund ....................................               15.739         622           582
       Inverse OTC Fund ........................................            2,520.826      49,887        49,887
       Inverse Russell 2000 Fund ...............................            1,052.224      36,396        36,417
       Inverse S&P 500 Fund ....................................           14,275.116      72,520        62,668
       Japan Advantage Fund ....................................            2,578.890      74,128        69,966
       Large-Cap Growth Fund ...................................              461.267      12,381        12,307
       Large-Cap Value Fund ....................................            8,349.119     262,601       265,335
       Leisure Fund ............................................            1,091.831      28,127        28,595
       Mid Cap Advantage Fund ..................................            1,105.895      34,012        26,763
       Mid-Cap Growth Fund .....................................               59.893       1,871         1,757
       Mid-Cap Value Fund ......................................              476.683       9,855        10,668
       Nova Fund ...............................................            8,712.194      84,759        87,906
       OTC Fund ................................................           13,826.387     206,462       212,788
       Precious Metals Fund ....................................           28,090.949     326,259       353,384
       Real Estate Fund ........................................            1,685.229      78,599        84,683
       Retailing Fund ..........................................              320.955       9,773         9,558
       Russell 2000 Advantage Fund .............................            7,149.226     273,328       294,119


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

                                                                                  SHARES          COST           VALUE
---------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     Rydex Variable Trust: (continued)
       Sector Rotation Fund ....................................                 1,039.256      $ 13,423      $     13,999
       Small-Cap Growth Fund ...................................                   920.092        27,484            27,529
       Small-Cap Value Fund ....................................                 7,224.845       200,400           206,631
       Technology Fund .........................................                    95.443         1,392             1,407
       Telecommunications Fund .................................                 4,093.304        86,348            89,684
       Transportation Fund .....................................                   226.018         8,189             7,922
       U.S. Government Money Market Fund .......................               323,313.394       323,313           323,313
       Utilities Fund ..........................................                 2,971.226        63,547            66,496
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ................                 4,421.170        61,187            74,010
       Global Technology Portfolio .............................                 7,573.951       101,086           119,896
     Third Avenue Variable Series Trust:
       Value Portfolio .........................................                26,194.854       683,041           781,655
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund ..........................                    94.346           968             1,004
       Worldwide Bond Fund .....................................                11,279.921       130,636           132,878
       Worldwide Emerging Markets Fund .........................                27,901.894       600,447           696,989
       Worldwide Hard Assets Fund ..............................                27,444.909       844,597           897,723
       Worldwide Real Estate Fund ..............................                12,780.123       216,795           240,649
     Wells Fargo Advantage VT Funds:
       Discovery Fund ..........................................                35,754.248       451,768           587,800
       Opportunity Fund ........................................                33,544.992       713,264           805,750
 -------------------------------------------------------------------------------------------------------------------------
         Total assets ..................................................................................      $208,140,060
 =========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

                                                                                 UNITS          UNIT VALUE         VALUE
----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     40|86 Series Trust:
       Balanced Portfolio .............................................      2,949,848.758      $ 3.816629      $ 11,258,478
       Equity Portfolio - Qualified ...................................      1,983,364.000       58.348634       115,726,580
       Equity Portfolio - Nonqualified ................................         56,703.032       46.187892         2,618,994
       Fixed Income Portfolio - Qualified .............................        762,601.616        8.251609         6,292,690
       Fixed Income Portfolio - Non qualified .........................         34,243.810        7.928327           271,496
       Government Securities Portfolio ................................        230,459.610        1.704984           392,930
       Money Market Portfolio - Qualified .............................        790,556.370        3.339255         2,639,869
       Money Market Portfolio - Non qualified .........................          5,561.242        3.339253            18,570
     AIM Variable Insurance Funds:
       Basic Value Fund ...............................................         61,000.212        1.658298           101,157
       Core Equity Fund ...............................................          5,351.518       10.890251            58,279
       Financial Services Fund ........................................          1,220.521        1.365984             1,667
       Global Health Care Fund ........................................         99,095.070        1.152725           114,229
       Global Real Estate Fund ........................................        616,348.151        3.168146         1,952,681
       High Yield Fund ................................................          3,964.612       12.038385            47,728
       Mid Cap Core Equity Fund .......................................         17,559.794        1.631932            28,656
       Technology Fund ................................................        124,993.388        0.629582            78,694
     The Alger American Fund:
       Growth Portfolio ...............................................        678,620.486        1.843723         1,251,188
       Leveraged AllCap Portfolio .....................................        503,810.992        3.958144         1,994,156
       MidCap Growth Portfolio ........................................        352,932.328        2.736014           965,628
       Small Capitalization Portfolio .................................      1,175,860.210        1.854372         2,180,482
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ....................................          4,672.277        1.383796             6,465
     American Century Variable Portfolios, Inc:
       Balanced Fund ..................................................            163.848       11.534136             1,890
       Income & Growth Fund ...........................................         70,994.941        1.397862            99,241
       Inflation Protection Fund ......................................            111.824       10.700283             1,197
       International Fund .............................................        514,011.265        1.854483           953,225
       Value Fund .....................................................        483,113.176        2.498609         1,207,111
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ................................          1,514.859       13.052800            19,773
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............      1,237,889.918        2.047847         2,535,009
     Dreyfus Stock Index Fund .........................................      4,409,185.858        2.781239        12,263,000
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio ....................................        145,438.866        1.175088           170,903
       International Value Portfolio ..................................        180,711.235        1.834822           331,573
     Federated Insurance Series:
       Capital Income Fund II .........................................        205,704.901        1.607317           330,633
       High Income Bond Fund II .......................................        193,154.096        1.880784           363,281
       International Equity Fund II ...................................         66,388.100        2.097680           139,261
       Kaufmann Fund II ...............................................              3.125       10.524929                33
     Janus Aspen Series:
       Growth and Income Portfolio ....................................        442,634.490        1.622566           718,204
       International Growth Portfolio .................................        743,251.566        3.251848         2,416,941
       Large Cap Growth Portfolio .....................................      2,296,613.105        2.250076         5,167,554
       Mid Cap Growth Portfolio .......................................      2,278,040.989        2.591430         5,903,384
       Worldwide Growth Portfolio .....................................      3,369,800.690        2.878960         9,701,521
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio .....................................         27,459.106       22.751190           624,727
       Equity Portfolio ...............................................         51,856.501        1.377197            71,417
       International Equity Portfolio .................................          4,571.258       15.047768            68,787
       Small Cap Portfolio ............................................        200,952.446        1.872372           376,258
     Legg Mason Partners Variable Portfolios I, Inc:
       Aggressive Growth Fund .........................................            327.641       12.961051             4,247
       All Cap Fund ...................................................          2,188.399       12.921903            28,278
       Large Cap Growth Fund ..........................................            224.508       10.696183             2,401
       Strategic Bond Fund ............................................          1,957.494       11.226340            21,975
       Total Return Fund ..............................................            505.994       12.109968             6,128
     Legg Mason Partners Investment Series:
       Government Portfolio ...........................................            117.972       10.347634             1,221
     Lord Abbett Series Fund, Inc:
       American's Value Portfolio .....................................        137,891.839        1.645911           226,958
       Growth and Income Portfolio ....................................        740,603.293        1.717232         1,271,788


   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006


                                                                    UNITS        UNIT VALUE        VALUE
---------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio ................................        4,915.522      $ 1.478609      $  7,268
       High Income Bond Portfolio ........................            3.831       11.011982            42
       Limited Maturity Bond Portfolio ...................      125,371.957        1.351947       169,496
       Mid-Cap Growth Portfolio ..........................       46,250.912        1.127628        52,154
       Partners Portfolio ................................      259,175.854        2.009494       520,812
       Regency Portfolio .................................       88,308.725        1.932048       170,617
       Socially Responsive Portfolio .....................          332.974       13.488299         4,491
     PIMCO Variable Insurance Trust:
       All Asset Fund ....................................          283.577       10.410591         2,952
       CommodityRealReturn Strategy Fund .................        1,444.894        9.541305        13,786
       Global Bond Unhedged Fund .........................           43.461       10.188581           443
       High Yield Fund ...................................          784.897       10.557503         8,287
       Money Market Fund .................................       22,938.157       10.542254       241,820
       Real Return Fund ..................................      144,542.242        1.145853       165,624
       Short-Term Fund ...................................        7,846.403       10.518428        82,532
       Total Return Fund .................................      166,887.892        1.097924       183,230
     Pioneer Variable Contracts Trust:
       Emerging Markets Portfolio ........................        5,384.761       11.150914        60,045
       Equity Income Portfolio ...........................      168,805.807        1.342152       226,563
       Fund Portfolio ....................................       18,219.827        1.141025        20,789
       High Yield Portfolio ..............................        5,160.946       11.223449        57,924
       International Value Portfolio .....................           45.074       10.540629           475
       Mid Cap Value Portfolio ...........................          125.308       12.153413         1,523
     Royce Capital Fund:
       Micro-Cap Portfolio ...............................      301,274.987        2.209137       665,558
       Small-Cap Portfolio ...............................      245,741.545        2.124868       522,168
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund .......................          145.651       12.564890         1,830
       Absolute Return Strategies Fund ...................        6,193.966       10.338450        64,036
       Banking Fund ......................................          961.039       12.307572        11,828
       Basic Materials Fund ..............................        6,631.436       15.466264       102,564
       Biotechnology Fund ................................        2,774.088        9.727061        26,984
       Commodities Fund ..................................        1,063.092        7.840701         8,335
       Consumer Products Fund ............................        7,097.716       11.959012        84,882
       Dynamic Dow Fund ..................................        1,821.142       13.610276        24,786
       Dynamic OTC Fund ..................................          506.731       12.103786         6,133
       Dynamic S&P 500 Fund ..............................        1,933.016       14.529080        28,085
       Dynamic Weakening Dollar Fund .....................          128.226       11.170333         1,432
       Electronics Fund ..................................        1,288.123        9.519259        12,262
       Energy Fund .......................................       30,678.958       18.434965       565,566
       Energy Services Fund ..............................       30,969.210       19.550459       605,462
       Europe Advantage Fund .............................        2,533.179       16.297420        41,284
       Financial Services Fund ...........................           15.563       13.603887           212
       Government Long Bond Advantage Fund ...............       61,971.917        1.064223        65,952
       Health Care Fund ..................................        9,087.903       11.498205       104,495
       Inverse Dynamic Dow Fund ..........................          581.093        6.800581         3,952
       Inverse Government Long Bond Fund .................        4,151.856        0.875852         3,636
       Inverse Mid-Cap Fund ..............................           76.728        7.582343           582
       Inverse OTC Fund ..................................        5,887.510        8.473402        49,887
       Inverse Russell 2000 Fund .........................        5,136.959        7.089309        36,417
       Inverse S&P 500 Fund ..............................       97,444.082        0.643116        62,668
       Japan Advantage Fund ..............................        5,452.244       12.832439        69,966
       Large-Cap Growth Fund .............................        1,113.809       11.049235        12,307
       Large-Cap Value Fund ..............................       19,737.598       13.443124       265,335
       Leisure Fund ......................................        2,152.596       13.283964        28,595
       Mid Cap Advantage Fund ............................       12,053.578        2.220334        26,763
       Mid-Cap Growth Fund ...............................          140.694       12.484984         1,757
       Mid-Cap Value Fund ................................          756.822       14.095995        10,668
       Nova Fund .........................................        6,329.019       13.889364        87,906
       OTC Fund ..........................................       14,148.579       15.039538       212,788
       Precious Metals Fund ..............................       21,378.468       16.529897       353,384
       Real Estate Fund ..................................        4,599.851       18.409892        84,683
       Retailing Fund ....................................          785.343       12.170541         9,558
       Russell 2000 Advantage Fund .......................      121,531.849        2.420100       294,119

   The accompanying notes are an integral part of these financial statements.
6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

                                                                                        UNITS       UNIT VALUE       VALUE
-----------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Sector Rotation Fund ..................................................         8,208.288    $ 1.705415   $     13,999
       Small-Cap Growth Fund .................................................         2,125.218     12.953486         27,529
       Small-Cap Value Fund ..................................................        14,814.655     13.947711        206,631
       Technology Fund .......................................................           125.287     11.228610          1,407
       Telecommunications Fund ...............................................         6,969.096     12.868852         89,684
       Transportation Fund ...................................................           550.825     14.382122          7,922
       U.S. Government Money Market Fund .....................................       316,468.709      1.021628        323,313
       Utilities Fund ........................................................         4,387.695     15.155076         66,496
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ..............................       100,749.564      0.734598         74,010
       Global Technology Portfolio ...........................................       195,056.921      0.605222        118,053
     Third Avenue Variable Series Trust:
       Value Portfolio .......................................................       367,300.862      2.128105        781,655
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund ........................................           957.770      1.048520          1,004
       Worldwide Bond Fund ...................................................        85,079.127      1.561815        132,878
       Worldwide Emerging Markets Fund .......................................       361,452.355      1.928302        696,989
       Worldwide Hard Assets Fund ............................................       290,674.836      3.088410        897,723
       Worldwide Real Estate Fund ............................................        89,934.597      2.675827        240,649
     Wells Fargo Advantage VT Funds:
       Discovery Fund ........................................................        45,471.960     12.926643        587,800
       Opportunity Fund ......................................................       316,856.959      2.542946        805,750
-----------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves................................   $204,651,726
=============================================================================================================================
Net assets attributable to:
   Contract owners' annuity payment reserves:
     40|86 Series Trust:
       Balanced Portfolio ....................................................                                        212,490
       Equity Portfolio - Qualified ..........................................                                      2,275,563
       Fixed Income Portfolio - Qualified ....................................                                         95,904
       Government Securities Portfolio .......................................                                          8,666
       Money Market Portfolio - Qualified ....................................                                         10,257
       Money Market Portfolio - Non Qualified ................................                                             20
     The Alger American Fund:
       Leveraged AllCap Portfolio ............................................                                         34,943
     The Dreyfus Socially Responsible Growth Fund, Inc. ......................                                         32,691
     Dreyfus Stock Index Fund ................................................                                        280,028
     Federated Insurance Series:
       Capital Income Fund II ................................................                                          5,641
       High Income Bond Fund II ..............................................                                         10,695
     Janus Aspen Series:
       Large Cap Growth Portfolio ............................................                                         67,450
       Worldwide Growth Portfolio ............................................                                        117,917
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ............................................                                          1,834
     Legg Mason Partners Variable Portfolios I, Inc:
       Large Cap Growth Fund .................................................                                          1,796
       Strategic Bond Fund ...................................................                                          1,740
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ....................................................                                         69,917
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio ...............................................                                        165,658
     Royce Capital Fund:
       Small-Cap Portfolio ...................................................                                         46,930
     Rydex Variable Trust:
       Energy Services Fund ..................................................                                         39,917
     Seligman Portfolios, Inc.:
       Global Technology Portfolio ...........................................                                          1,843
=============================================================================================================================
         Net assets attributable to contract owners' annuity payment reserves..................................     3,481,900
=============================================================================================================================
Net assets attributable to contract owners' death payment reserves:
     PIMCO Variable Insurance Trust:
       Money Market Portfolio .................................................................................         6,434
=============================================================================================================================
         Net assets attributable to contract owners' death benefit reserves ...................................         6,434
=============================================================================================================================
           Net assets attributable to contract owners' reserves ...............................................  $208,140,060
=============================================================================================================================

                                                                               7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                       40|86 SERIES TRUST
                                                                   ------------------------------------------------------------
                                                                                                FIXED     GOVERNMENT     HIGH
                                                                     BALANCED      EQUITY       INCOME    SECURITIES   YIELD(a)
                                                                   ------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $  208,112   $   664,174    $312,190    $17,326    $  5,717
Expenses:
   Mortality and expense risk fees .............................      112,222       788,604      53,117      4,449         949
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................       95,890      (124,430)    259,073     12,877       4,768
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      184,601     6,284,240     (27,451)    (7,788)    (21,422)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................           --            --          --         --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................           --    14,414,457          --         --          --
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      184,601    20,698,697     (27,451)    (7,788)    (21,422)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      989,781    (4,987,476)     (2,268)     4,945      18,577
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $1,270,272   $15,586,791    $229,354    $10,034    $  1,923
===============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                     40|86 SERIES TRUST
                                                                -----------------------------------------------------------------
                                                                                                 FIXED    GOVERNMENT     HIGH
                                                                   BALANCED       EQUITY        INCOME    SECURITIES    YIELD(a)
                                                                -----------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $    95,890   $   (124,430)  $  259,073    $ 12,877    $   4,768
   Net realized gain (loss) on investments in portfolio shares      184,601     20,698,697      (27,451)     (7,788)     (21,422)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      989,781     (4,987,476)      (2,268)      4,945       18,577
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...    1,270,272     15,586,791      229,354      10,034        1,923
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......      456,702      2,076,920      203,347      46,595       10,247
   Contract redemptions ......................................   (1,671,785)   (13,664,351)    (623,798)    (92,836)     (43,691)
   Net transfers (including mortality transfers) .............       75,961     (3,215,593)     (19,924)    (47,347)    (180,319)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................   (1,139,122)   (14,803,024)    (440,375)    (93,588)    (213,763)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................      131,150        783,767     (211,021)    (83,554)    (211,840)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................   11,339,818    119,837,370    6,871,111     485,150      211,840
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $11,470,968   $120,621,137   $6,660,090    $401,596    $      --
=================================================================================================================================

a) For the period January 1, 2006 through August 31, 2006 (liquidation of fund).
b) For the period April 28, 2006 (inception of fund) through December 31, 2006.
c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).
d) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.


   The accompanying notes are an integral part of these financial statements.


40|86 SERIES TRUST
   (CONTINUED)                                                   AIM VARIABLE INSURANCE FUNDS
------------------   --------------------------------------------------------------------------------------------------------------
 MONEY                                CORE           CORE        FINANCIAL     GLOBAL       GLOBAL REAL                    MID CAP
 MARKET              BASIC VALUE     STOCK(b)      STOCK(c)      SERVICES    HEALTH CARE     ESTATE(d)    HIGH YIELD     CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
$99,902               $   122        $  236        $   681        $   25       $   --        $ 18,353       $4,607        $  189

 21,775                   852           302            207            16        1,203          13,063          517           212
-----------------------------------------------------------------------------------------------------------------------------------
 78,127                  (730)          (66)           474             9        1,203)          5,290        4,090           (23)
-----------------------------------------------------------------------------------------------------------------------------------

     --                   150          (150)         9,444           137        5,991         130,040         (909)          104

     --                   267            --             --            --           --           9,024           --           336

     --                 3,961            --             --            10           --          54,360           --         2,363
-----------------------------------------------------------------------------------------------------------------------------------
     --                 4,378          (150)         9,444           147        5,991         193,424         (909)        2,803
-----------------------------------------------------------------------------------------------------------------------------------
     --                 6,542         2,996         (5,981)           87         (550)        274,587        1,638          (571)
-----------------------------------------------------------------------------------------------------------------------------------
$78,127               $10,190        $2,780        $ 3,937        $  243       $4,238        $473,301       $4,819        $2,209
===================================================================================================================================




40|86 SERIES TRUST
   (CONTINUED)                                                   AIM VARIABLE INSURANCE FUNDS
------------------   --------------------------------------------------------------------------------------------------------------
 MONEY                                CORE           CORE        FINANCIAL     GLOBAL       GLOBAL REAL                    MID CAP
 MARKET              BASIC VALUE     STOCK(b)      STOCK(c)      SERVICES    HEALTH CARE     ESTATE(d)    HIGH YIELD     CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------------------

$   78,127           $   (730)     $    (66)      $   474        $     9     $ (1,203)      $    5,290    $ 4,090        $   (23)
        --               4,378         (150)        9,444            147        5,991          193,424       (909)         2,803

        --               6,542        2,996        (5,981)            87         (550)         274,587      1,638           (571)
-----------------------------------------------------------------------------------------------------------------------------------
    78,127              10,190        2,780         3,937            243        4,238          473,301      4,819          2,209
-----------------------------------------------------------------------------------------------------------------------------------

    83,277              12,768        1,167           215             --        7,518          141,725      8,489          8,494
  (602,717)                (20)     (31,778)         (409)          (485)     (24,811)         (94,763)    (6,733)        (1,233)
 1,266,907               2,601       86,110       (75,964)            --       (3,514)         470,132     (4,897)         2,263
-----------------------------------------------------------------------------------------------------------------------------------

   747,467              15,349       55,499       (76,158)          (485)     (20,807)         517,094     (3,141)         9,524
-----------------------------------------------------------------------------------------------------------------------------------
   825,594              25,539       58,279       (72,221)          (242)     (16,569)         990,395      1,678         11,733
-----------------------------------------------------------------------------------------------------------------------------------
 1,843,122              75,618           --        72,221          1,909      130,798          962,286     46,050         16,923
-----------------------------------------------------------------------------------------------------------------------------------
$2,668,716            $101,157     $ 58,279      $     --        $ 1,667     $114,229       $1,952,681    $47,728        $28,656
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                        AIM
                                                                      VARIABLE
                                                                   INSURANCE FUNDS
                                                                     (CONTINUED)                 THE ALGER AMERICAN FUND
                                                                   --------------  ------------------------------------------------

                                                                                             LEVERAGED    MID CAP       SMALL
                                                                     TECHNOLOGY   GROWTH      ALLCAP      GROWTH    CAPITALIZATION
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........    $  --    $  1,747    $      --    $     --    $     --
Expenses:
   Mortality and expense risk fees ................................      253      13,479       20,178      10,437      20,320
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..............................     (253)    (11,732)     (20,178)    (10,437)    (20,320)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..............................      388      (8,979)    (120,439)     36,414     169,320
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................       --          --           --     110,204          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................       --          --           --      41,104          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares ..      388      (8,979)    (120,439)    187,722     169,320
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................    2,558      60,048      470,774     (94,521)    206,025
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........   $2,693    $ 39,337    $  30,157    $ 82,764    $355,025
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                        AIM
                                                                      VARIABLE
                                                                   INSURANCE FUNDS
                                                                     (CONTINUED)                 THE ALGER AMERICAN FUND
                                                                   --------------  ------------------------------------------------

                                                                                             LEVERAGED    MID CAP       SMALL
                                                                     TECHNOLOGY   GROWTH      ALLCAP      GROWTH    CAPITALIZATION
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................      $  (253)   $  (11,732)  $  (20,178) $  (10,437)  $  (20,320)
   Net realized gain (loss) on investments in portfolio shares          388        (8,979)    (120,439)    187,722      169,320
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        2,558        60,048      470,774     (94,521)     206,025
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...        2,693        39,337      330,157      82,764      355,025
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......          294       133,872       77,064      79,523      114,849
   Contract redemptions ......................................         (400)     (201,116)    (302,997)   (158,308)    (253,555)
   Net transfers (including mortality transfers) .............       64,773      (181,756)    (194,898)   (212,940)      12,502
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................       64,667      (249,000)    (420,831)   (291,725)    (126,204)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       67,360      (209,663)     (90,674)   (208,961)     228,821
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       11,334     1,460,851    2,119,773   1,174,589    1,951,661
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................      $78,694    $1,251,188   $2,029,099  $  965,628   $2,180,482
===================================================================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  ALLIANCE
  VARIABLE                                                                                 DREYFUS
  PRODUCTS                                                                               INVESTMENT
   SERIES                         AMERICAN CENTURY VARIABLE PORTFOLIOS                   PORTFOLIOS
-------------    -------------------------------------------------------------------    -------------
                                                                                                         DREYFUS
                                                                                                         SOCIALLY      DREYFUS
 GROWTH AND                    INCOME &       INFLATION                                   SMALL CAP    RESPONSIBLE       STOCK
   INCOME        BALANCED       GROWTH       PROTECTION   INTERNATIONAL      VALUE       STOCK INDEX     GROWTH          INDEX
-----------------------------------------------------------------------------------------------------------------------------------
$        8       $    16   $    2,054         $    30     $   11,591     $   14,474       $     68    $    2,737    $  199,461

        19            14        1,316               9          7,899         10,690            181        25,420       120,101
-----------------------------------------------------------------------------------------------------------------------------------
       (11)            2          738              21          3,692          3,784           (113)      (22,683)       79,360
-----------------------------------------------------------------------------------------------------------------------------------

       761            21       25,313              (7)        37,493         42,336             42       (71,925)       56,191

        --             9           --              --             --         47,769             66            --            --

        29            43           --              --             --         43,533            319            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       790            73       25,313              (7)        37,493        133,638            427       (71,925)       56,191
-----------------------------------------------------------------------------------------------------------------------------------

      (206)           62       (3,317)             (2)       123,439         33,797          1,482       295,979     1,489,051
-----------------------------------------------------------------------------------------------------------------------------------
$      573       $   137   $   22,734         $    12     $  164,624     $  171,219       $  1,796    $  201,371    $1,624,602
===================================================================================================================================




  ALLIANCE
  VARIABLE                                                                                 DREYFUS
  PRODUCTS                                                                               INVESTMENT
   SERIES                         AMERICAN CENTURY VARIABLE PORTFOLIOS                   PORTFOLIOS
-------------    -------------------------------------------------------------------    -------------
                                                                                                         DREYFUS
                                                                                                         SOCIALLY       DREYFUS
 GROWTH AND                    INCOME &       INFLATION                                   SMALL CAP    RESPONSIBLE       STOCK
   INCOME        BALANCED       GROWTH       PROTECTION   INTERNATIONAL      VALUE       STOCK INDEX     GROWTH          INDEX
-----------------------------------------------------------------------------------------------------------------------------------

$      (11)   $        2    $     738       $      21     $    3,692    $     3,784      $    (113)   $   (22,683)   $     79,360

       790            73       25,313              (7)        37,493        133,638            427        (71,925)         56,191


      (206)           62       (3,317)             (2)       123,439         33,797          1,482        295,979       1,489,051
-----------------------------------------------------------------------------------------------------------------------------------
       573           137       22,734              12        164,624        171,219          1,796        201,371       1,624,602
-----------------------------------------------------------------------------------------------------------------------------------


     1,253         1,105       10,036              50         38,651        102,650           --          236,044         610,597
       (20)           --       (7,706)           (261)       (33,276)      (201,730)           (20)      (298,550)     (1,565,253)
     1,976)         (629)     (38,592)            633        138,258         (9,337)        11,338       (298,824)       (325,508)
-----------------------------------------------------------------------------------------------------------------------------------

      (743)          476      (36,262)            422        143,633       (108,417)        11,318       (361,330)     (1,280,164)
-----------------------------------------------------------------------------------------------------------------------------------
      (170)          613      (13,528)            434        308,257         62,802         13,114       (159,959)        344,438
-----------------------------------------------------------------------------------------------------------------------------------
     6,635         1,277      112,769             763        644,968      1,144,309          6,659      2,727,659      12,198,590
-----------------------------------------------------------------------------------------------------------------------------------
$    6,465    $    1,890    $  99,241       $   1,197     $  953,225    $ 1,207,111      $  19,773    $ 2,567,700    $ 12,543,028
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                  DREYFUS VARIABLE
                                                                  INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
                                                              ---------------------------   ---------------------------------------
                                                                                                             HIGH
                                                              DISCIPLINED   INTERNATIONAL    CAPITAL        INCOME     INTERNATIONAL
                                                                 STOCK          VALUE       INCOME II       BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .... $  1,751       $  5,468       $ 19,697      $ 25,255      $    280
Expenses:
   Mortality and expense risk fees ..........................    1,670          3,599          3,268         3,187         1,497
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................       81          1,869         16,429        22,068        (1,217)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................   15,766         37,534         17,890           962        40,266
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................       --          7,908             --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................       --         22,986             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
        portfolio shares . ..................................   15,766         68,428         17,890           962        40,266
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................    3,887         (2,626)         9,809         8,168       (13,242)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .. $ 19,734       $ 67,671       $ 44,128      $ 31,198      $ 25,807
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                  DREYFUS VARIABLE
                                                                  INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
                                                              ----------------------------  ---------------------------------------

                                                                                                             HIGH
                                                              DISCIPLINED   INTERNATIONAL    CAPITAL        INCOME     INTERNATIONAL
                                                                 STOCK          VALUE       INCOME II       BOND II      EQUITY II
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................... $     81      $   1,869      $  16,429     $  22,068     $  (1,217)
   Net realized gain (loss) on investments in
     portfolio shares .......................................   15,766         68,428         17,890           962        40,266
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................    3,887         (2,626)         9,809         8,168       (13,242)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   19,734         67,671         44,128        31,198        25,807
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......   18,232         38,739         13,568        11,672        11,438
   Contract redemptions .....................................  (13,138)      (161,545)       (74,716)      (31,970)       (6,424)
   Net transfers (including mortality transfers) ............    2,000         11,682         (7,048)       62,567       (78,824)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ........................    7,094       (111,124)       (68,196)       42,269       (73,810)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................   26,828        (43,453)       (24,068)       73,467       (48,003)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................  144,075        375,026        360,342       300,509       187,264
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................ $170,903      $ 331,573      $ 336,274     $ 373,976     $ 139,261
===================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
2006.


   The accompanying notes are an integral part of these financial statements.

   FEDERATED
   INSURANCE
SERIES (CONTINUED)                          JANUS ASPEN SERIES                                     LAZARD RETIREMENT SERIES
----------------- ---------------------------------------------------------------------  -------------------------------------------

                  GROWTH AND   INTERNATIONAL    LARGE CAP      MID CAP       WORLDWIDE      EMERGING                   INTERNATIONAL
  KAUFMANN II(a)    INCOME        GROWTH         GROWTH        GROWTH         GROWTH         MARKETS       EQUITY         EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
    $  --         $  12,843    $   35,006     $   24,879    $        --    $   163,423    $     2,327    $     462    $       664

       --             6,829        15,426         51,326         58,761         93,430          4,909          687            842
-----------------------------------------------------------------------------------------------------------------------------------
       --             6,014        19,580        (26,447)       (58,761)        69,993         (2,582)        (225)          (178)
-----------------------------------------------------------------------------------------------------------------------------------

       --           102,506       178,816       (193,197)      (398,616)      (686,511)        63,312        1,237          6,993

       --                --            --             --             --             --         12,341           --            800

       --                --            --             --             --             --         18,188           --          1,961

-----------------------------------------------------------------------------------------------------------------------------------
       --           102,506       178,816       (193,197)      (398,616)      (686,511)        93,841        1,237          9,754
-----------------------------------------------------------------------------------------------------------------------------------

       --           (46,116)      360,867        725,899      1,147,240      2,096,410         28,893        9,354           (342)
-----------------------------------------------------------------------------------------------------------------------------------
    $  --         $  62,404    $  559,263     $  506,255    $   689,863    $ 1,479,892    $   120,152    $  10,366    $     9,234
===================================================================================================================================

   FEDERATED
   INSURANCE
SERIES (CONTINUED)                          JANUS ASPEN SERIES                                     LAZARD RETIREMENT SERIES
----------------- ---------------------------------------------------------------------  -------------------------------------------

                  GROWTH AND   INTERNATIONAL    LARGE CAP      MID CAP       WORLDWIDE      EMERGING                   INTERNATIONAL
  KAUFMANN II(a)    INCOME        GROWTH         GROWTH        GROWTH         GROWTH         MARKETS       EQUITY         EQUITY
-----------------------------------------------------------------------------------------------------------------------------------


    $   --       $   6,014    $    19,580    $   (26,447)   $   (58,761)   $    69,993    $    (2,582)   $    (225)     $    (178)
        --         102,506        178,816       (193,197)      (398,616)      (686,511)        93,841        1,237          9,754


        --         (46,116)       360,867        725,899      1,147,240      2,096,410         28,893        9,354           (342)
-----------------------------------------------------------------------------------------------------------------------------------
        --          62,404        559,263        506,255        689,863      1,479,892        120,152       10,366          9,234
-----------------------------------------------------------------------------------------------------------------------------------

        33          20,240        139,598        329,607        302,817        535,560         49,775        2,183          4,161
        --         (92,229)       (44,388)      (656,191)      (593,270)    (1,394,234)        (5,673)      (6,716)       (19,878)
        --         143,128      1,154,726       (227,202)      (431,238)      (703,719)        38,205          853            (95)
-----------------------------------------------------------------------------------------------------------------------------------

        33          71,139      1,249,936       (553,786)      (721,691)    (1,562,393)        82,307       (3,680)       (15,812)
-----------------------------------------------------------------------------------------------------------------------------------
        33         133,543      1,809,199        (47,531)       (31,828)       (82,501)       202,459        6,686         (6,578)
-----------------------------------------------------------------------------------------------------------------------------------
        --         584,661        607,742      5,282,535      5,935,212      9,901,939        424,102       64,731         75,365
-----------------------------------------------------------------------------------------------------------------------------------
    $   33       $ 718,204    $ 2,416,941    $ 5,235,004    $ 5,903,384    $ 9,819,438    $   626,561    $  71,417      $  68,787
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                              LAZARD
                                                            RETIREMENT
                                                              SERIES
                                                            (CONTINUED)         LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                            -----------   -------------------------------------------------------

                                                                           AGGRESSIVE                    LARGE CAP     STRATEGIC
                                                             SMALL CAP       GROWTH        ALL CAP        GROWTH         BOND
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .... $     --    $    --         $    363      $     --       $  1,268
Expenses:
   Mortality and expense risk fees ..........................    3,402         32              218           107            189
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................   (3,402)       (32)             145          (107)         1,079
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................   30,111         15               36         1,523           (110)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................   11,565         --               72            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................   12,297         --              906            --             16
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .....................................   53,973         15            1,014         1,523            (94)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................   (4,166)       321            2,178        (1,329)          (143)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .. $ 46,405    $   304         $  3,337      $     87       $    842
=================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                              LAZARD
                                                            RETIREMENT
                                                              SERIES
                                                            (CONTINUED)         LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                            -----------   -------------------------------------------------------

                                                                           AGGRESSIVE                    LARGE CAP     STRATEGIC
                                                             SMALL CAP       GROWTH        ALL CAP        GROWTH         BOND
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................... $   3,402)   $   (32)       $     145      $   (107)     $  1,079
   Net realized gain (loss) on investments in
     portfolio shares ......................................    53,973         15            1,014         1,523           (94)
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .....................    (4,166)       321            2,178        (1,329)         (143)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .    46,405        304            3,337            87           842
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....    34,911        293           10,485           968         8,009
   Contract redemptions ....................................  (115,438)        --               --           (44)         (230)
   Net transfers (including mortality transfers) ...........    66,113        865                6        (9,889)          161
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .......................   (14,414)     1,158           10,491        (8,965)        7,940
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............    31,991      1,462           13,828        (8,878)        8,782
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................   344,267      2,785           14,450        13,075        14,933
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ........................... $  76,258    $ 4,247        $  28,278      $  4,197      $ 23,715
=================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

   PARTNERS      LEGG MASON
   VARIABLE       PARTNERS
  PORTFOLIO     INVESTMENT                                                              NEUBERGER BERMAN
(CONTINUED)(a)   SERIES(a)        LORD ABBETT SERIES FUNDS                           ADVISOR MANAGEMENT TRUST
--------------  ------------    ----------------------------  --------------------------------------------------------------------
                                                                                             LIMITED
   TOTAL                         AMERICA'S     GROWTH AND                      HIGH         MATURITY       MID-CAP
   RETURN        GOVERNMENT        VALUE         INCOME       FASCIANO      INCOME BOND       BOND         GROWTH        PARTNERS
----------------------------------------------------------------------------------------------------------------------------------
$     125         $   49       $   5,234       $  15,056     $      --        $     2      $   3,694     $     --      $   4,143

      145               8           1,757         11,589            68             --          1,235          509          6,037
----------------------------------------------------------------------------------------------------------------------------------
      (20)             41           3,477          3,467           (68)             2          2,459         (509)        (1,894)
----------------------------------------------------------------------------------------------------------------------------------

    1,814             (21)          1,613         68,696           133             --           (709)       2,755         57,011

       --              --           1,421          1,516            --             --             --           --          6,829

      109              --           2,942         38,829           176             --             --           --         56,983
----------------------------------------------------------------------------------------------------------------------------------
    1,923             (21)          5,976        109,041           309             --           (709)       2,755        120,823
----------------------------------------------------------------------------------------------------------------------------------

     (653)             25          15,131         62,718            50             (1)         2,246        3,408        (62,081)
----------------------------------------------------------------------------------------------------------------------------------
$   1,250          $   45       $  24,584      $ 175,226     $     291        $     1      $   3,996     $  5,654      $  56,848
==================================================================================================================================


   PARTNERS      LEGG MASON
   VARIABLE       PARTNERS
  PORTFOLIO     INVESTMENT                                                              NEUBERGER BERMAN
(CONTINUED)(a)   SERIES(a)        LORD ABBETT SERIES FUNDS                           ADVISOR MANAGEMENT TRUST
--------------  ------------    ----------------------------  --------------------------------------------------------------------
                                                                                             LIMITED
   TOTAL                         AMERICA'S     GROWTH AND                      HIGH         MATURITY       MID-CAP
   RETURN        GOVERNMENT        VALUE         INCOME       FASCIANO      INCOME BOND       BOND         GROWTH        PARTNERS
----------------------------------------------------------------------------------------------------------------------------------

$     (20)      $      41    $     3,477    $     3,467    $       (68)   $         2    $     2,459    $   (509)     $  (1,894)
    1,923             (21)         5,976        109,041            309             --           (709)      2,755        120,823


     (653)             25         15,131         62,718             50             (1)         2,246       3,408        (62,081)
----------------------------------------------------------------------------------------------------------------------------------
    1,250              45         24,584        175,226            291              1          3,996       5,654         56,848
----------------------------------------------------------------------------------------------------------------------------------

      524           1,105         10,299         97,756            731             41          8,808       4,458         27,343
       --              --        (20,343)      (222,309)            --             --         (3,588)        (35)       (48,224)
  (12,764)           (618)        42,722         67,676           (963)            --         43,390       1,047        (61,624)
----------------------------------------------------------------------------------------------------------------------------------

  (12,240)            487         32,678        (56,877)          (232)            41         48,610       5,470        (82,505)
----------------------------------------------------------------------------------------------------------------------------------
  (10,990)            532         57,262        118,349             59             42         52,606      11,124        (25,657)
----------------------------------------------------------------------------------------------------------------------------------
   17,118             689        169,696      1,153,439          7,209             --        116,890      41,030        616,386
----------------------------------------------------------------------------------------------------------------------------------
$   6,128       $   1,221    $   226,958    $ 1,271,788    $     7,268    $        42    $   169,496    $ 52,154      $ 590,729
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                 NEUBERGER BERMAN
                                                             ADVISOR MANAGEMENT TRUST
                                                                 TRUST (CONTINUED)              PIMCO VARIABLE INSURANCE TRUST
                                                             -------------------------    -----------------------------------------

                                                                                                                       FOREIGN BOND
                                                                             SOCIALLY        ALL      COMMODITYREAL-  U.S. DOLLAR-
                                                               REGENCY      RESPONSIVE    ASSETS(a) RETURN STRATEGY(a)  HEDGED(a)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .... $    669       $   17       $   331       $    652         $   30
Expenses:
   Mortality and expense risk fees ..........................    1,591           78            29             94              9
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................     (922)         (61)          302            558             21
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................    3,545          403          (219)        (1,542)           (39)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...................    1,093            4             2             53             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...................    8,175          113             6              2             --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
        portfolio shares ....................................   12,813          520          (211)        (1,487)           (39)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................    3,762          244          (126)        (1,488)            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .. $ 15,653       $  703       $   (35)      $ (2,417)        $  (18)
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                 NEUBERGER BERMAN
                                                             ADVISOR MANAGEMENT TRUST
                                                                 TRUST (CONTINUED)              PIMCO VARIABLE INSURANCE TRUST
                                                             --------------------------  ------------------------------------------

                                                                                                                       FOREIGN BOND
                                                                             SOCIALLY        ALL      COMMODITYREAL-  U.S. DOLLAR-
                                                               REGENCY      RESPONSIVE    ASSETS(a) RETURN STRATEGY(a)  HEDGED(a)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................... $   (922)   $     (61)      $    302    $     558         $   21
   Net realized gain (loss) on investments in
      portfolio shares.......................................   12,813          520           (211)      (1,487)           (39)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................    3,762          244           (126)      (1,488)            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   15,653          703            (35)      (2,417)           (18)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......    7,078           82             --           --             --
   Contract redemptions .....................................  (19,725)      (4,263)            --           --             --
   Net transfers (including mortality transfers) ............   14,413       (2,775)         2,987       16,203             18
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     contract owners' transactions ..........................    1,766       (6,956)         2,987       16,203             18
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................   17,419       (6,253)         2,952       13,786             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................  153,198       10,744             --           --             --
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................ $170,617    $   4,491       $  2,952    $  13,786         $   --
===================================================================================================================================

a) For the period May 1, 2006 (inception of fund) through December 31, 2006.
b) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

   The accompanying notes are an integral part of these financial statements.

                                                                                              PIONEER VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                 CONTRACTS TRUST
----------------------------------------------------------------------------------------   -------------------------
                                         REALESTATE-
 GLOBAL BOND     HIGH         MONEY      REALRETURN     REAL        SHORT-       TOTAL       EMERGING    EQUITY
 UNHEDGED(a)    YIELD(a)      MARKET     STRATEGY(a)   RETURN       TERM        RETURN      MARKETS(b)   INCOME
--------------------------------------------------------------------------------------------------------------------
$      50    $     180    $   9,115    $   1,718    $   7,079    $   3,671    $   6,152    $      --    $   5,604

       15           26        1,969          173        1,663          856        1,373           13        2,307
--------------------------------------------------------------------------------------------------------------------
       35          154        7,146        1,545        5,416        2,815        4,779          (13)       3,297
--------------------------------------------------------------------------------------------------------------------



     (143)          (9)          --       (1,407)      (2,193)        (216)      (3,547)         356        6,164

       --           --           --           --        4,417           --        1,131           --           --

       --           --           --           --           --           --           --           --        3,058
--------------------------------------------------------------------------------------------------------------------

     (143)          (9)          --       (1,407)       2,224         (216)      (2,416)         356        9,222
--------------------------------------------------------------------------------------------------------------------

       (2)         151           --           --       (8,218)         120        1,534          117       33,746
--------------------------------------------------------------------------------------------------------------------
$    (110)   $     296    $   7,146    $     138    $    (578)   $   2,719    $   3,897    $     460    $  46,265
====================================================================================================================


                                                                                              PIONEER VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                 CONTRACTS TRUST
----------------------------------------------------------------------------------------   -------------------------
                                         REALESTATE-
 GLOBAL BOND     HIGH         MONEY      REALRETURN     REAL        SHORT-       TOTAL       EMERGING    EQUITY
 UNHEDGED(a)    YIELD(a)      MARKET     STRATEGY(a)   RETURN       TERM        RETURN      MARKETS(b)   INCOME
--------------------------------------------------------------------------------------------------------------------
$      35    $     154    $   7,146    $   1,545    $   5,416    $   2,815    $   4,779    $     (13)   $   3,297

     (143)          (9)          --       (1,407)       2,224         (216)      (2,416)         356        9,222

       (2)         151           --           --       (8,218)         120        1,534          117       33,746
--------------------------------------------------------------------------------------------------------------------
     (110)         296        7,146          138         (578)       2,719        3,897          460       46,265
--------------------------------------------------------------------------------------------------------------------

       --           50       79,555           --       30,354       22,104        6,518           --      201,471
       --          (30)     (42,733)          63      (36,308)     (32,951)     (25,466)          --      (62,078)
      553        7,971       80,493         (201)       8,907        2,645       72,718       59,585       66,189
--------------------------------------------------------------------------------------------------------------------

      553        7,991      117,315         (138)       2,953       (8,202)      53,770       59,585      205,582
--------------------------------------------------------------------------------------------------------------------
      443        8,287      124,461           --        2,375       (5,483)      57,667       60,045      251,847
--------------------------------------------------------------------------------------------------------------------
       --           --      123,793           --      163,249       88,015      125,563           --      140,374
--------------------------------------------------------------------------------------------------------------------
$     443    $   8,287    $ 248,254    $      --    $ 165,624    $  82,532    $ 183,230    $  60,045    $ 392,221
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                             PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                 ------------------------------------------------------------------
                                                                                                HIGH       INTERNATIONAL    MID CAP
                                                                 EUROPE(a)        FUND          YIELD         VALUE(b)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $      8       $    763      $  2,601        $   --        $   --
Expenses:
   Mortality and expense risk fees ............................        10            697           491            --             1
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................        (2)            66         2,110            --            (1)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       165         14,320             1            --            --
   Net realized short-term capital gain distributions
     from investments in portfolio shares .....................        --             --           315            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .....................        --             --           345            --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .......................................       165         14,320           661            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (10)        (5,422)          776             3             5
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....  $    153       $  8,964      $  3,547        $    3        $    4
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                             PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                 ------------------------------------------------------------------
                                                                                                HIGH       INTERNATIONAL    MID CAP
                                                                 EUROPE(a)        FUND          YIELD         VALUE(b)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................. $     (2)     $      66    $   2,110        $    --       $    (1)
   Net realized gain (loss) on investments in portfolio shares..      165         14,320          661             --            --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................      (10)        (5,422)         776              3             5
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....      153          8,964        3,547              3             4
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........       --          2,995        1,111             --         1,519
   Contract redemptions ........................................       --           (864)          --             --            --
   Net transfers (including mortality transfers) ...............     (522)       (72,617)      22,990            472            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........................     (522)       (70,486)      24,101            472         1,519
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................     (369)       (61,522)      27,648            475         1,523
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      369         82,311       30,276             --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................... $     --      $  20,789    $  57,924        $   475       $ 1,523
===================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).
b) For the period November 1, 2006 (inception of fund) through December 31,
   2006.
c) For the period February 3, 2006 (inception of fund) through December 31,
   2006.

   The accompanying notes are an integral part of these financial statements.

          ROYCE
      CAPITAL FUND                                                    RYDEX VARIABLE TRUST
-----------------------   --------------------------------------------------------------------------------------------------------
                           CLS ADVISORONE   ABSOLUTE RETURN                     BASIC                                    CONSUMER
MICRO-CAP    SMALL-CAP        AMERIGO        STRATEGIES(c)      BANKING       MATERIALS    BIOTECHNOLOGY  COMMODITIES    PRODUCTS
----------------------------------------------------------------------------------------------------------------------------------
 $  1,082    $    339         $      2        $    776         $    191       $  1,463       $     --       $     --     $    606

    4,311       6,377               14             159              118            644            307             95          392
----------------------------------------------------------------------------------------------------------------------------------
   (3,229)     (6,038)             (12)            617               73            819           (307)           (95)         214
----------------------------------------------------------------------------------------------------------------------------------

   26,788      34,781                7            (407)             787          5,628         (1,095)        (4,222)       1,403

    4,927       8,328               23             535               --            598             --             --          420

   28,026      16,920              127             451               --          1,520             --             --          303
----------------------------------------------------------------------------------------------------------------------------------
   59,741      60,029              157             579              787          7,746         (1,095)        (4,222)       2,126
----------------------------------------------------------------------------------------------------------------------------------

   25,458      27,685              (11)           (537)             261          5,878         (1,239)          (294)       2,602
----------------------------------------------------------------------------------------------------------------------------------
 $ 81,970    $ 81,676         $    134        $    659         $  1,121       $ 14,443       $ (2,641)      $ (4,611)    $  4,942
==================================================================================================================================

          ROYCE
      CAPITAL FUND                                                    RYDEX VARIABLE TRUST
-----------------------   --------------------------------------------------------------------------------------------------------
                           CLS ADVISORONE   ABSOLUTE RETURN                     BASIC                                    CONSUMER
MICRO-CAP    SMALL-CAP        AMERIGO        STRATEGIES(c)      BANKING       MATERIALS    BIOTECHNOLOGY  COMMODITIES    PRODUCTS
----------------------------------------------------------------------------------------------------------------------------------
$  (3,229)  $  (6,038)        $    (12)       $    617         $     73      $     819      $    (307)      $     (95)  $     214
   59,741      60,029              157             579              787          7,746         (1,095)         (4,222)      2,126

   25,458      27,685              (11)           (537)             261          5,878         (1,239)           (294)      2,602
----------------------------------------------------------------------------------------------------------------------------------
   81,970      81,676              134             659            1,121         14,443         (2,641)         (4,611)      4,942
----------------------------------------------------------------------------------------------------------------------------------

   29,200      55,126              533             731            1,913             --          1,226             121       4,605
  (36,984)    (89,246)             (50)         (7,015)              --         (2,782)            --            (186)     (4,496)
  289,848    (117,818)           1,000          69,661            3,712         68,139           (825)         13,011      55,181
----------------------------------------------------------------------------------------------------------------------------------

  282,064    (151,938)           1,483          63,377            5,625         65,357            401          12,946      55,290
----------------------------------------------------------------------------------------------------------------------------------
  364,034     (70,262)           1,617          64,036            6,746         79,800         (2,240)          8,335      60,232
----------------------------------------------------------------------------------------------------------------------------------
  301,524     639,360              213              --            5,082         22,764         29,224              --      24,650
----------------------------------------------------------------------------------------------------------------------------------
$ 665,558   $ 569,098         $  1,830        $ 64,036         $ 11,828      $ 102,564      $  26,984       $   8,335   $  84,882
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                                                                         DYNAMIC
                                                                DYNAMIC      DYNAMIC       DYNAMIC        DYNAMIC     STRENGTHENING
                                                                 DOW(a)      OTC(b)    RUSSELL 2000(c)   S&P 500(d)      DOLLAR(e)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..... $    122    $       5      $    --        $     178       $    --
Expenses:
   Mortality and expense risk fees ...........................      323          157            5              109             2
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................     (201)        (152)          (5)              69            (2)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........................    9,082       (6,398)         111           (1,125)       (1,075)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................    2,059           --           --              700            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................      453           --           --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ......................................   11,594       (6,398)         111             (425)       (1,075)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      707         (692)          --              228            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ... $ 12,100    $  (7,242)     $   106        $    (128)    $  (1,077)
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                                                                                         DYNAMIC
                                                                DYNAMIC      DYNAMIC       DYNAMIC        DYNAMIC     STRENGTHENING
                                                                 DOW(a)      OTC(b)    RUSSELL 2000(c)   S&P 500(d)      DOLLAR(e)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................... $   (201)   $    (152)     $    (5)       $      69     $      (2)
   Net realized gain (loss) on investments in
     portfolio shares ........................................   11,594       (6,398)         111             (425)       (1,075)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      707         (692)          --              228            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...   12,100       (7,242)         106             (128)       (1,077)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......       --           (1)          --               (1)           --
   Contract redemptions ......................................     (465)         (33)          --             (206)           --
   Net transfers (including mortality transfers) .............  (32,508)      (3,227)        (106)          27,617         1,077
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................  (32,973)      (3,261)        (106)          27,410         1,077
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................  (20,873)     (10,503)          --           27,282            --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................   45,659       16,636           --              803            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................. $ 24,786    $   6,133      $    --        $  28,085     $      --
===================================================================================================================================

a) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.
b) Formerly Velocity 100 prior to its name change effective May 1, 2006.
c) For the period November 1, 2006 (inception of fund) through December 31,
   2006.
d) Formerly Titan 500 prior to its name change effective May 1, 2006.
e) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.
f) Formerly Weakening Dollar prior to its name change effective May 1, 2006.
g) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.
h) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.
i) For the period February 3, 2006 (inception of fund) through December 31,
   2006.

   The accompanying notes are an integral part of these financial statements.

                                                RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
   DYNAMIC                                                                            GOVERNMENT
  WEAKENING                                 ENERGY        EUROPE       FINANCIAL      LONG BOND      HEALTH         HEDGED
  DOLLAR(f)     ELECTRONICS     ENERGY     SERVICES    ADVANTAGE(g)    SERVICES      ADVANTAGE(h)     CARE         EQUITY(i)
----------------------------------------------------------------------------------------------------------------------------
  $    729       $     --    $      --    $      --    $     638       $      2       $   2,589    $      --    $    --

        40            252        8,690        7,327          468             14             693          493        413
----------------------------------------------------------------------------------------------------------------------------
       689           (252)      (8,690)      (7,327)         170            (12)          1,896         (493)      (413)
----------------------------------------------------------------------------------------------------------------------------

      (867)        (8,006)      94,300       44,220        9,590            185           8,688          468        227

         4             --       71,289        4,892          994              6              --        4,238         --

         7             --       87,870       86,182           45              1              --           --         --
----------------------------------------------------------------------------------------------------------------------------
      (856)        (8,006)     253,459      135,294       10,629            192           8,688        4,706        227
----------------------------------------------------------------------------------------------------------------------------

       (40)          (543)    (190,529)    (148,779)         123            (55)         (2,474)          85         --
----------------------------------------------------------------------------------------------------------------------------
  $   (207)      $ (8,801)   $  54,240    $ (20,812)   $  10,922       $    125       $   8,110    $   4,298    $  (186)
============================================================================================================================


                                                RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
   DYNAMIC                                                                            GOVERNMENT
  WEAKENING                                 ENERGY        EUROPE       FINANCIAL      LONG BOND      HEALTH         HEDGED
  DOLLAR(f)     ELECTRONICS     ENERGY     SERVICES    ADVANTAGE(g)    SERVICES      ADVANTAGE(h)     CARE         EQUITY(i)
----------------------------------------------------------------------------------------------------------------------------
  $    689       $   (252)   $  (8,690)   $  (7,327)   $     170       $    (12)      $   1,896    $    (493)   $  (413)
      (856)        (8,006)     253,459      135,294       10,629            192           8,688        4,706        227

       (40)          (543)    (190,529)    (148,779)         123            (55)         (2,474)          85         --
----------------------------------------------------------------------------------------------------------------------------
      (207)        (8,801)      54,240      (20,812)      10,922            125           8,110        4,298       (186)
----------------------------------------------------------------------------------------------------------------------------

        91             --       79,071       65,948         --              952           1,962        1,765         --
        --           (143)     (77,632)     (12,141)      (3,208)            --          (8,318)      (1,879)      (692)
     1,548         15,061     (354,187)      58,215        3,088         (3,449)          1,662       82,034        878
----------------------------------------------------------------------------------------------------------------------------

     1,639         14,918     (352,748)     112,022         (120)        (2,497)         (4,694)      81,920        186
----------------------------------------------------------------------------------------------------------------------------
     1,432          6,117     (298,508)      91,210       10,802         (2,372)          3,416       86,218         --
----------------------------------------------------------------------------------------------------------------------------
        --          6,145      864,074      554,169       30,482          2,584          62,536       18,277         --
----------------------------------------------------------------------------------------------------------------------------
  $  1,432       $ 12,262    $ 565,566    $ 645,379    $  41,284       $    212       $  65,952    $ 104,495    $    --
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                  -------------------------------------------------------------
                                                                              INVERSE     INVERSE
                                                                              DYNAMIC    GOVERNMENT     INVERSE      INVERSE
                                                                  INTERNET     DOW(a)   LONG BOND(b)    MID-CAP      OTC(c)
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $   --    $      54    $     148    $      10    $      88
Expenses:
   Mortality and expense risk fees .............................     149           66          109           44          227
-------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................    (149)         (12)          39          (34)        (139)
-------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................  (7,279)      (1,915)         604         (249)     (11,552)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................      --           --           --           --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................      --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ........................................  (7,279)      (1,915)         604         (249)     (11,552)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      62          278         (221)        (175)      (1,149)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..... $(7,366)   $  (1,649)   $     422    $    (458)   $ (12,840)
===============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                                  -------------------------------------------------------------
                                                                              INVERSE     INVERSE
                                                                              DYNAMIC    GOVERNMENT     INVERSE      INVERSE
                                                                  INTERNET     DOW(a)   LONG BOND(b)    MID-CAP      OTC(c)
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................. $  (149)   $     (12)   $      39    $     (34)   $    (139)
   Net realized gain (loss) on investments in portfolio shares..  (7,279)      (1,915)         604         (249)     (11,552)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................      62          278         (221)        (175)      (1,149)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....  (7,366)      (1,649)         422         (458)     (12,840)
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........      --           --          328          419           --
   Contract redemptions ........................................     (55)          --       (1,667)          --          (20)
   Net transfers (including mortality transfers) ...............   3,284         (472)         540      (15,498)     (70,258)
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........................   3,229         (472)        (799)     (15,079)     (70,278)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................  (4,137)      (2,121)        (377)     (15,537)     (83,118)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................   4,137        6,073        4,013       16,119      133,005
-------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................... $    --    $   3,952    $   3,636    $     582    $  49,887
===============================================================================================================================


a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.
b) Formerly Juno prior to its name change effective May 1, 2006.
c) Formerly Arktos prior to its name change effective May 1, 2006.
d) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.
e) Formerly Ursa prior to its name change effective May 1, 2006.
f) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.
g) Formerly Medius prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                   RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

    INVERSE        INVERSE       JAPAN        LARGE-CAP    LARGE-CAP                   MID CAP      MID-CAP      MID-CAP
RUSSELL 2000(d)  S&P 500(e)   ADVANTAGE(f)     GROWTH        VALUE      LEISURE     ADVANTAGE(g)    GROWTH        VALUE
----------------------------------------------------------------------------------------------------------------------------
 $     230        $  4,803    $   1,423       $     --    $   1,774    $     --    $     104       $      --    $      85

       178             751          683            120        1,670         111          370              71          277
----------------------------------------------------------------------------------------------------------------------------
        52           4,052          740           (120)         104        (111)        (266)            (71)        (192)
----------------------------------------------------------------------------------------------------------------------------

    (9,465)         (3,682)      (2,936)         1,257       12,029       2,895        4,580           2,074       (4,465)

        --              --        6,453            208        2,158         629        5,993              68           --

        --              --          757             43        3,518         345        1,331              35           --
----------------------------------------------------------------------------------------------------------------------------
    (9,465)         (3,682)       4,274          1,508       17,705       3,869       11,904           2,177       (4,465)
----------------------------------------------------------------------------------------------------------------------------

        58          (5,434)      (5,888)           (48)       1,152         468       (7,886)           (327)       7,536
----------------------------------------------------------------------------------------------------------------------------
 $  (9,355)       $ (5,064)   $    (874)      $  1,340    $  18,961    $  4,226    $   3,752       $   1,779    $   2,879
============================================================================================================================



                                                   RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------

    INVERSE        INVERSE       JAPAN        LARGE-CAP    LARGE-CAP                   MID CAP      MID-CAP      MID-CAP
RUSSELL 2000(d)  S&P 500(e)   ADVANTAGE(f)     GROWTH        VALUE      LEISURE     ADVANTAGE(g)    GROWTH        VALUE
----------------------------------------------------------------------------------------------------------------------------
 $      52        $  4,052    $     740       $   (120)   $     104    $   (111)   $    (266)      $     (71)   $    (192)
    (9,465)         (3,682)       4,274          1,508       17,705       3,869       11,904           2,177       (4,465)

        58          (5,434)      (5,888)           (48)       1,152         468       (7,886)           (327)       7,536
----------------------------------------------------------------------------------------------------------------------------
    (9,355)         (5,064)        (874)         1,340       18,961       4,226        3,752           1,779        2,879
----------------------------------------------------------------------------------------------------------------------------

        --           1,790        1,800          1,324        3,155          --        1,910             798          815
       (20)            (20)        (718)          (312)     (16,086)        (46)      (8,987)           (713)     (15,366)
    45,387            (535)     (99,006)         4,503      144,550      24,415      (22,316)       (107,577)        (300)
----------------------------------------------------------------------------------------------------------------------------

    45,367           1,235      (97,924)         5,515      131,619      24,369      (29,393)       (107,492)     (14,851)
----------------------------------------------------------------------------------------------------------------------------
    36,012          (3,829)     (98,798)         6,855      150,580      28,595      (25,641)       (105,713)     (11,972)
----------------------------------------------------------------------------------------------------------------------------
       405          66,497      168,764          5,452      114,755          --       52,404         107,470       22,640
----------------------------------------------------------------------------------------------------------------------------
 $  36,417        $ 62,668    $  69,966       $ 12,307    $ 265,335    $ 28,595    $  26,763       $   1,757    $  10,668
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                                              PRECIOUS       REAL
                                                                      NOVA          OTC         METALS      ESTATE      RETAILING
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $     649    $      --     $     --    $   1,319    $    --
Expenses:
   Mortality and expense risk fees .............................         534        2,678        3,448          943         33
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................         115       (2,678)      (3,448)         376        (33)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................       6,107       23,408       10,514       14,601         81
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................          --           --           --          966         62
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................          --           --           --        1,598        214
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares       6,107       23,408       10,514       17,165        357
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................       2,661      (10,228)      13,689        6,550       (229)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $   8,883    $  10,502    $  20,755    $  24,091    $    95
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                                              PRECIOUS       REAL
                                                                      NOVA          OTC         METALS      ESTATE      RETAILING
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $     115    $  (2,678)   $  (3,448)   $     376    $   (33)
   Net realized gain (loss) on investments in portfolio shares .       6,107       23,408       10,514       17,165        357
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ...........................       2,661      (10,228)      13,689        6,550       (229)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....       8,883       10,502       20,755       24,091         95
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........       2,079       22,198        2,906        5,210         --
   Contract redemptions ........................................         (33)    (155,660)     (10,493)      (1,035)      (702)
   Net transfers (including mortality transfers) ...............       4,202      (33,986)      58,604        8,596      5,019
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...........................       6,248     (167,448)      51,017       12,771      4,317
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...................      15,131     (156,946)      71,772       36,862      4,412
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      72,775      369,734      281,612       47,821      5,146
----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............................   $  87,906    $ 212,788    $ 353,384    $  84,683    $ 9,558
==================================================================================================================================

a) Formerly Mekros Fund prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

                                              RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       U.S.
                                                                                                   GOVERNMENT
RUSSELL 2000    SECTOR     SMALL-CAP      SMALL-CAP                      TELE-                        MONEY
ADVANTAGE(a)   ROTATION     GROWTH          VALUE      TECHNOLOGY   COMMUNICATIONS TRANSPORTATION    MARKET       UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
 $     807    $      --    $      --    $   1,147      $      --    $   1,142        $      --      $  16,361    $   1,718

     2,753          136          379        1,260            138          385              180          4,411          738
-----------------------------------------------------------------------------------------------------------------------------
    (1,946)        (136)        (379)        (113)          (138)         757             (180)        11,950          980
-----------------------------------------------------------------------------------------------------------------------------


    34,033         (635)       1,924       10,045         (1,995)       5,183          (11,066)            --        2,642

        --           63          188        5,162             --        1,118               --             --           --

        --          580          558        6,845             --           --               --             --          762
-----------------------------------------------------------------------------------------------------------------------------
    34,033            8        2,670       22,052         (1,995)       6,301          (11,066)            --        3,404
-----------------------------------------------------------------------------------------------------------------------------

     7,068          469        2,390        6,619             58        3,336             (277)            --        5,536
-----------------------------------------------------------------------------------------------------------------------------
 $  39,155    $     341    $   4,681    $  28,558      $  (2,075)   $  10,394        $ (11,523)     $  11,950    $   9,920
=============================================================================================================================


                                              RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                       U.S.
                                                                                                   GOVERNMENT
RUSSELL 2000    SECTOR     SMALL-CAP      SMALL-CAP                      TELE-                        MONEY
ADVANTAGE(a)   ROTATION     GROWTH          VALUE      TECHNOLOGY   COMMUNICATIONS TRANSPORTATION    MARKET       UTILITIES
-----------------------------------------------------------------------------------------------------------------------------


 $  (1,946)   $    (136)   $    (379)   $    (113)     $    (138)   $     757        $    (180)     $  11,950    $     980
    34,033            8        2,670       22,052         (1,995)       6,301          (11,066)            --        3,404

     7,068          469        2,390        6,619             58        3,336             (277)            --        5,536
-----------------------------------------------------------------------------------------------------------------------------
    39,155          341        4,681       28,558         (2,075)      10,394          (11,523)        11,950        9,920
-----------------------------------------------------------------------------------------------------------------------------

     1,606           11           60        2,748             60           --               --          5,325       11,799
      (236)        (173)      (2,511)      (2,884)            --           --               --        (43,894)     (14,168)
    96,454       12,858      (59,183)     165,911          2,197       79,290           18,499       (103,080)     (21,090)
-----------------------------------------------------------------------------------------------------------------------------

    97,824       12,696      (61,634)     165,775          2,257       79,290           18,499       (141,649)     (23,459)
-----------------------------------------------------------------------------------------------------------------------------
   136,979       13,037      (56,953)     194,333            182       89,684            6,976       (129,699)     (13,539)
-----------------------------------------------------------------------------------------------------------------------------
   157,140          962       84,482       12,298          1,225         --                946        453,012       80,035
-----------------------------------------------------------------------------------------------------------------------------
 $ 294,119    $  13,999    $  27,529    $ 206,631      $   1,407    $  89,684        $   7,922      $ 323,313    $  66,496
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                 THIRD
                                                                                                AVENUE
                                                                                                VARIABLE       VAN ECK WORLDWIDE
                                                                     SELIGMAN PORTFOLIOS      SERIES TRUST   INSURANCE TRUST FUND
                                                                  --------------------------  ------------  -----------------------
                                                                  COMMUNICATIONS
                                                                        AND         GLOBAL                   ABSOLUTE
                                                                    INFORMATION   TECHNOLOGY     VALUE        RETURN         BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares.........   $    --      $     --      $  9,322      $     --     $  14,443
Expenses:
   Mortality and expense risk fees...............................       834         1,210         7,142            64         1,672
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense).............................      (834)       (1,210)        2,180           (64)       12,771
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares.............................    14,705        28,027        33,994           (77)      (14,028)
   Net realized short-term capital gain distributions from
     investments in portfolio shares.............................        --            --           435            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares.............................        --            --        31,317             6            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares.    14,705        28,027        65,746           (71)      (14,028)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares..............................      2,905        (6,035)       21,039            44        10,174
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations......   $ 16,776      $ 20,782      $ 88,965      $    (91)     $  8,917
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                                 THIRD
                                                                                                AVENUE
                                                                                                VARIABLE       VAN ECK WORLDWIDE
                                                                     SELIGMAN PORTFOLIOS      SERIES TRUST   INSURANCE TRUST FUND
                                                                  --------------------------  ------------  -----------------------
                                                                  COMMUNICATIONS
                                                                        AND         GLOBAL                   ABSOLUTE
                                                                    INFORMATION   TECHNOLOGY     VALUE        RETURN         BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................  $   (834)      $  (1,210)    $   2,180    $    (64)    $  12,771
   Net realized gain (loss) on investments in portfolio shares..    14,705          28,027        65,746         (71)      (14,028)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................     2,905          (6,035)       21,039          44        10,174
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....    16,776          20,782        88,965         (91)        8,917
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........     1,892           3,193        57,171         319         1,199
   Contract redemptions.........................................   (29,955)        (19,729)      (47,231)       (202)      (49,939)
     Net transfers (including mortality transfers)..............       238           1,556        92,078         159        (5,112)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................   (27,825)        (14,980)      102,018         276       (53,852)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................   (11,049)          5,802       190,983         185       (44,935)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................    85,059         114,094       590,672         819       177,813
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................  $ 74,010       $ 119,896     $ 781,655    $  1,004     $ 132,878
===================================================================================================================================


   The accompanying notes are an integral part of these financial statements.


            VAN ECK WORLDWIDE                              WELLS FARGO
   INSURANCE TRUST FUND (CONTINUED)                    ADVANTAGE VT FUNDS
-----------------------------------------         ----------------------------
 EMERGING         HARD            REAL                                             COMBINED
 MARKETS         ASSETS          ESTATE           DISCOVERY      OPPORTUNITY        TOTAL
------------------------------------------------------------------------------  ------------
$   2,649      $     628        $   2,924         $     --        $     --      $  1,994,999

    4,962          8,336            2,270            5,824           8,605         1,605,090
------------------------------------------------------------------------------  ------------


   (2,313)        (7,708)             654           (5,824)         (8,605)          389,909
------------------------------------------------------------------------------  ------------

   94,840        187,650           10,128           16,455          86,054         6,836,936

    4,840         17,835            4,240               --              --           366,573

   36,870         35,607           50,224               --          96,007        15,215,793
------------------------------------------------------------------------------  ------------
  136,550        241,092           64,592           16,455         182,061        22,419,302
------------------------------------------------------------------------------  ------------

   23,252        (91,315)          (7,693)          60,881         (86,241)        2,929,486
------------------------------------------------------------------------------  ------------
$ 157,489      $ 142,069        $  57,553         $ 71,512        $ 87,215      $ 25,738,697
==============================================================================  ============









            VAN ECK WORLDWIDE                              WELLS FARGO
   INSURANCE TRUST FUND (CONTINUED)                    ADVANTAGE VT FUNDS
-----------------------------------------         ----------------------------
 EMERGING         HARD            REAL                                             COMBINED
 MARKETS         ASSETS          ESTATE           DISCOVERY      OPPORTUNITY        TOTAL
------------------------------------------------------------------------------  ------------
$  (2,313)     $ (7,708)        $    654          $  (5,824)      $  (8,605)    $     389,909
  136,550        241,092          64,592             16,455         182,061        22,419,302

   23,252        (91,315)         (7,693)            60,881         (86,241)        2,929,486
------------------------------------------------------------------------------  -------------
  157,489        142,069          57,553             71,512          87,215        25,738,697
------------------------------------------------------------------------------  -------------
   25,893        215,124          28,199             24,477          91,075         7,257,768
  (39,357)       (17,560)        (25,836)           (59,212)       (162,411)      (24,590,247)
  167,638        (51,936)         11,910             (7,011)       (118,506)       (1,887,720)
------------------------------------------------------------------------------  -------------

  154,174        145,628          14,273            (41,746)       (189,842)      (19,220,199)
------------------------------------------------------------------------------  -------------
  311,663        287,697          71,826             29,766        (102,627)        6,518,498
------------------------------------------------------------------------------  -------------
  385,326        610,026         168,823            558,034         908,377       201,621,562
------------------------------------------------------------------------------  -------------
$ 696,989      $ 897,723        $240,649          $ 587,800       $ 805,750     $ 208,140,060
==============================================================================  =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS



FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                         40|86 SERIES TRUST
                                                                 ------------------------------------------------------------------
                                                                                                  FIXED                  GOVERNMENT
                                                                   BALANCED        EQUITY        INCOME    FOCUS 20(a)   SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $ 189,445      $    560,278  $  313,292   $     --     $  17,985
Expenses:
   Mortality and expense risk fees .............................    113,215           775,141      57,351        153         4,872
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................     76,230          (214,863)    255,941       (153)       13,113
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................     12,266         4,842,373      (4,079)    (2,694)      (13,484)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................         --                --          --         --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         --        11,087,288          --         --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares     12,266        15,929,661      (4,079)    (2,694)      (13,484)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................    417,640        (3,723,654)   (149,888)    (1,367)        3,127
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....  $ 506,136      $ 11,991,144  $  101,974  $  (4,214)    $   2,756
===================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                              40|86 SERIES TRUST
                                                                      --------------------------------------------------------------
                                                                                                  FIXED                   GOVERNMENT
                                                                      BALANCED      EQUITY       INCOME      FOCUS 20(a)  SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................   $    76,230   $  (214,863)  $   255,941    $   (153)    $ 13,113
   Net realized gain (loss) on investments in portfolio shares..        12,266    15,929,661        (4,079)     (2,694)     (13,484)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................       417,640    (3,723,654)     (149,888)     (1,367)       3,127
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....       506,136    11,991,144       101,974      (4,214)       2,756
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........       665,388     2,629,314       250,408         489       57,734
   Contract redemptions.........................................    (1,287,465)  (11,291,564)     (871,001)       (928)     (55,898)
     Net transfers (including mortality transfers)..............      (538,565)   (2,569,078)     (132,869)    (44,239)     (52,760)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................    (1,160,642)  (11,231,328)     (753,462)    (44,678)     (50,924)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................      (654,506)      759,816      (651,488)    (48,892)     (48,168)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................    11,994,324   119,077,554     7,522,599      48,892      533,318
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................   $11,339,818  $119,837,370   $ 6,871,111    $     --     $485,150
====================================================================================================================================


a) For the period January 1, 2005 through May 31, 2005 (liquidation of fund).


   The accompanying notes are an integral part of these financial statements.

40|86 SERIES TRUST
    (CONTINUED)                                       AIM VARIABLE INSURANCE FUNDS
--------------------   ------------------------------------------------------------------------------------------

   HIGH       MONEY                      CORE    FINANCIAL       GLOBAL          HIGH      MID CAP    GLOBAL REAL
  YIELD       MARKET   BASIC VALUE      STOCK     SERVICES   HEALTH CARE (b)    YIELD    CORE EQUITY   ESTATE (c)
-----------------------------------------------------------------------------------------------------------------

 12,961    $  61,966   $      --    $     308    $      25   $      --       $   4,085    $      47    $   9,941

  2,118       21,624         703          736           19       1,616             437          154        7,770
-----------------------------------------------------------------------------------------------------------------

 10,843       40,342        (703)        (428)           6      (1,616)          3,648         (107)       2,171
-----------------------------------------------------------------------------------------------------------------


 (4,513)          --       4,725        3,650           43      17,414           1,048        1,004       92,384

  3,178           --         334           --           --          --              --          109       10,238

  7,824           --         504           --           --          --              --          400       15,095
-----------------------------------------------------------------------------------------------------------------

  6,489           --       5,563        3,650           43      17,414           1,048        1,513      117,717
-----------------------------------------------------------------------------------------------------------------


(16,422)          --      (1,599)      (1,959)          30      (6,529)         (4,050)        (376)      (3,478)
-----------------------------------------------------------------------------------------------------------------

    910    $  40,342   $   3,261    $   1,263    $      79   $   9,269       $     646    $   1,030    $ 116,410
=================================================================================================================


 40|86 SERIES TRUST                                AIM VARIABLE INSURANCE FUNDS
    (CONTINUED)
----------------------   -------------------------------------------------------------------------------------------
     HIGH       MONEY                     CORE     FINANCIAL      GLOBAL            HIGH      MID CAP    GLOBAL REAL
    YIELD       MARKET   BASIC VALUE      STOCK     SERVICES   HEALTH CARE (b)     YIELD    CORE EQUITY  ESTATE (c)
--------------------------------------------------------------------------------------------------------------------
$  10,843    $   40,342    $   (703)    $   (428)    $     6    $   (1,616)     $  3,648       $ (107)      $ 2,171
    6,489            --       5,563        3,650          43        17,414         1,048        1,513       117,717


  (16,422)           --      (1,599)      (1,959)         30        (6,529)       (4,050)        (376)       (3,478)
--------------------------------------------------------------------------------------------------------------------

      910        40,342       3,261        1,263          79         9,269           646        1,030       116,410
--------------------------------------------------------------------------------------------------------------------



   18,835       123,515      13,000        1,878          31         7,129         4,081        7,361       222,681
 (117,723)     (516,423)        (68)      (7,776)       (228)      (34,168)         (268)      (3,180)      (74,889)
  135,758      (158,232)    (21,220)     (21,033)         --       (18,446)        9,304         (747)       70,183
--------------------------------------------------------------------------------------------------------------------


   36,870      (551,140)     (8,288)     (26,931)       (197)      (45,485)       13,117        3,434       217,975
--------------------------------------------------------------------------------------------------------------------

   37,780      (510,798)     (5,027)     (25,668)       (118)      (36,216)       13,763        4,464       334,385
--------------------------------------------------------------------------------------------------------------------

  174,060     2,353,920      80,645       97,889       2,027       167,014        32,287       12,459       627,901
--------------------------------------------------------------------------------------------------------------------
$ 211,840    $1,843,122    $ 75,618     $ 72,221     $ 1,909    $  130,798      $ 46,050     $ 16,923     $ 962,286
====================================================================================================================


b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.
c) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                       AIM
                                                                    VARIABLE
                                                                 INSURANCE FUNDS
                                                                   (CONTINUED)                  THE ALGER AMERICAN FUND
                                                                 --------------- ---------------------------------------------------
                                                                                             LEVERAGED      MIDCAP         SMALL
                                                                   TECHNOLOGY     GROWTH       ALLCAP       GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......    $     --     $   3,352   $       --    $      --     $      --
Expenses:
   Mortality and expense risk fees .............................         202        14,287       21,583       11,405        15,692
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................        (202)      (10,935)     (21,583)     (11,405)      (15,692)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................        (350)      (44,418)    (341,522)      69,893        44,471
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................          --             --          --            --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................          --             --          --       44,732            --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares        (350)      (44,418)    (341,522)     114,625
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      (2,189)      204,173      605,020       (8,519)      209,214
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....    $ (2,741)    $ 148,820    $ 241,915    $  94,701     $ 237,933
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                       AIM
                                                                    VARIABLE
                                                                 INSURANCE FUNDS
                                                                   (CONTINUED)                  THE ALGER AMERICAN FUND
                                                                 --------------- ---------------------------------------------------
                                                                                             LEVERAGED      MIDCAP         SMALL
                                                                   TECHNOLOGY     GROWTH       ALLCAP       GROWTH    CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................  $   (202)    $ (10,935)   $  (21,583)   $  (11,405)   $  (15,692)
   Net realized gain (loss) on investments in portfolio shares..      (350)      (44,418)     (341,522)      114,625        44,471
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................    (2,189)      204,173       605,020        (8,519)      209,214
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....    (2,741)      148,820       241,915        94,701       237,993
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........     1,949       124,323       102,896       101,257       171,031
   Contract redemptions.........................................    (9,800)     (271,801)     (281,095)     (111,116)     (132,287)
     Net transfers (including mortality transfers)..............   (38,658)      (64,403)     (489,933)     (152,591)      207,561
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................   (46,509)     (211,881)     (668,132)     (162,450)      246,305
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................   (49,250)      (63,061)     (426,217)      (67,749)      484,298
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................    60,584     1,523,912     2,545,990     1,242,338     1,467,363
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................  $ 11,334    $1,460,851    $2,119,773    $1,174,589    $1,951,661
====================================================================================================================================


a) For the period May 1, 2005 (inception of fund) through December 31, 2005.


   The accompanying notes are an integral part of these financial statements.


 ALLIANCE
 VARIABLE                                                                                DREYFUS
 PRODUCTS                                                                               INVESTMENT
  SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
----------     ------------------------------------------------------------------    ---------------
                                                                                                        DREYFUS
                                                                                                       SOCIALLY        DREYFUS
GROWTH AND         (a)        INCOME &      INFLATION                                    SMALL CAP    RESPONSIBLE       STOCK
  INCOME        BALANCED       GROWTH       PROTECTION   INTERNATIONAL      VALUE     STOCK INDEX (a)   GROWTH          INDEX
-------------------------------------------------------------------------------------------------------------------------------
$       99     $      --      $  2,820        $    34      $  5,109       $  10,709     $     --      $      --      $ 191,829

       110             3         1,341              8         5,043          11,999            9         28,728        118,950
-------------------------------------------------------------------------------------------------------------------------------

       (11)           (3)        1,479             26            66          (1,290)          (9)       (28,728)        72,879
-------------------------------------------------------------------------------------------------------------------------------



     1,033             4        13,746              8        28,463          70,020           --       (176,901)       (85,796)

        --            --            --             --            --          69,545           --             --             --

        --            --            --             --            --          54,361           --             --             --

-------------------------------------------------------------------------------------------------------------------------------
     1,033             4        13,746              8        28,463         193,926            0       (176,901)       (85,796)
-------------------------------------------------------------------------------------------------------------------------------


    (1,353)           27       (10,530)           (14)       39,813        (148,517)         (43)       269,145        428,247
-------------------------------------------------------------------------------------------------------------------------------
$     (331)    $      28      $  4,695        $    20      $ 68,342       $  44,119     $    (52)     $  63,516      $ 415,330
================================================================================================================================



 ALLIANCE
 VARIABLE                                                                                DREYFUS
 PRODUCTS                                                                               INVESTMENT
  SERIES                       AMERICAN CENTURY VARIABLE PORTFOLIOS                     PORTFOLIOS
----------     ------------------------------------------------------------------    ---------------
                                                                                                        DREYFUS
                                                                                                       SOCIALLY        DREYFUS
GROWTH AND         (a)        INCOME &      INFLATION                                    SMALL CAP    RESPONSIBLE       STOCK
  INCOME        BALANCED       GROWTH       PROTECTION   INTERNATIONAL      VALUE     STOCK INDEX (a)   GROWTH          INDEX
--------------------------------------------------------------------------------------------------------------------------------
$    (11)      $    (3)     $   1,479        $    26     $       66     $   (1,290)     $     (9)     $  (28,728)    $    72,879
   1,033             4         13,746              8         28,463        193,926            --        (176,901)        (85,796)


  (1,353)           27        (10,530)           (14)        39,813       (148,517)          (43)        269,145         428,247
--------------------------------------------------------------------------------------------------------------------------------

    (331)           28          4,695             20         68,342         44,119           (52)         63,516         415,330
--------------------------------------------------------------------------------------------------------------------------------

     963           919         12,976          1,501         44,067        118,259         5,788         219,332         752,248
     (20)           --        (33,703)          (119)       (70,781)      (237,525)           --        (333,714)     (1,436,875
 (15,182)          330        (12,341)          (639)       250,166         (4,070)          923        (402,169)        (69,466)
--------------------------------------------------------------------------------------------------------------------------------


 (14,239)        1,249        (33,068)           743        223,452       (123,336)        6,711        (516,551)       (754,093)
--------------------------------------------------------------------------------------------------------------------------------

 (14,570)        1,277        (28,373)           763        291,794        (79,217)        6,659        (453,035)       (338,763)
--------------------------------------------------------------------------------------------------------------------------------

  21,205            --        141,142             --        353,174      1,223,526            --       3,180,694      12,537,353
--------------------------------------------------------------------------------------------------------------------------------
$  6,635       $ 1,277     $  112,769        $   763     $  644,968     $1,144,309      $  6,659      $2,727,659     $12,198,590
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     DREYFUS VARIABLE
                                                                     INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
                                                                 ---------------------------   -------------------------------------
                                                                                                             HIGH
                                                                 DISCIPLINED   INTERNATIONAL    CAPITAL     INCOME     INTERNATIONAL
                                                                    STOCK          VALUE       INCOME II    BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $     --      $     --       $ 17,838    $ 29,367      $    --
Expenses:
   Mortality and expense risk fees .............................     1,436         3,710          3,445       3,345        1,421
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................    (1,436)       (3,710)        14,393      26,022       (1,421)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................     4,856        28,843          5,913       8,677        9,249
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................        --         1,703             --          --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................        --         3,250             --          --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares     4,856        33,796          5,913       8,677        9,249
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     4,137         9,371         (2,876)    (30,100)       2,053
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....  $  7,557      $ 39,457       $ 17,430    $  4,599      $ 9,881
====================================================================================================================================




STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     DREYFUS VARIABLE
                                                                     INVESTMENT FUNDS                FEDERATED INSURANCE SERIES
                                                                 --------------------------   --------------------------------------
                                                                                                              HIGH
                                                                 DISCIPLINED  INTERNATIONAL    CAPITAL      INCOME     INTERNATIONAL
                                                                    STOCK         VALUE       INCOME II     BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................    $ (1,436)    $ (3,710)   $  14,393     $ 26,022     $  (1,421)
   Net realized gain (loss) on investments in portfolio shares..       4,856       33,796        5,913        8,677         9,249
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................       4,137        9,371       (2,876)     (30,100)        2,053
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....       7,557       39,457       17,430        4,599         9,881
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........      17,256       25,797       12,987       20,093        11,190
   Contract redemptions.........................................     (11,632)     (72,218)      (8,277)     (38,255)      (25,490)
     Net transfers (including mortality transfers)..............     (10,356)      91,797      (11,978)     (35,292)       39,555
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................      (4,732)      45,376       (7,268)     (53,454)       25,255
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................       2,825       84,833       10,162      (48,855)       35,136
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................     141,250      290,193      350,180      349,364       152,128
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................  $  144,075    $ 375,026    $ 360,342   $  300,509     $ 187,264
====================================================================================================================================


a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.


   The accompanying notes are an integral part of these financial statements.

                   JANUS ASPEN SERIES                                                  LAZARD RETIREMENT SERIES
--------------------------------------------------------------------     -----------------------------------------------------------
GROWTH AND    INTERNATIONAL   LARGE CAP       MID CAP      WORLDWIDE      EMERGING                  INTERNATIONAL
  INCOME         GROWTH      GROWTH (a)       GROWTH        GROWTH         MARKETS        EQUITY        EQUITY        SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
$  3,588      $  3,857      $  17,534     $       --    $   134,631      $     831      $     460     $     120      $      --

   5,696         2,726         53,050         58,005         99,241          2,324            696           283          4,196
-----------------------------------------------------------------------------------------------------------------------------------

  (2,108)        1,131        (35,516)       (58,005)        35,390         (1,493)          (236)         (163)        (4,196)
-----------------------------------------------------------------------------------------------------------------------------------


  36,229         4,395       (386,028)      (870,272)    (1,110,455)        17,915          6,459          (690)        69,908


      --            --             --             --             --          1,712             --            70          6,867

      --            --             --             --             --          8,197             --           112         22,475
-----------------------------------------------------------------------------------------------------------------------------------

  36,229         4,395       (386,028)      (870,272)    (1,110,455)        27,824          6,459          (508)        99,250
-----------------------------------------------------------------------------------------------------------------------------------

  25,372        87,940        570,954      1,498,801      1,499,364         54,451         (4,625)        3,917        (88,142)
-----------------------------------------------------------------------------------------------------------------------------------

$ 59,493      $ 93,466      $ 149,410     $  570,524    $   424,299      $  80,782      $   1,598     $   3,246      $   6,912
===================================================================================================================================


                        JANUS ASPEN SERIES                                                LAZARD RETIREMENT SERIES
--------------------------------------------------------------------      -----------------------------------------------------
GROWTH AND    INTERNATIONAL   LARGE CAP       MID CAP      WORLDWIDE      EMERGING                  INTERNATIONAL
  INCOME         GROWTH      GROWTH (a)       GROWTH        GROWTH         MARKETS        EQUITY        EQUITY        SMALL CAP
-------------------------------------------------------------------------------------------------------------------------------
$  (2,108)    $   1,131    $   (35,516)    $  (58,005)  $     35,390    $    (1,493)     $   (236)     $   (163)     $  (4,196)
   36,229         4,395       (386,028)      (870,272)    (1,110,455)        27,824         6,459          (508)        99,250

   25,372        87,940        570,954      1,498,801      1,499,364         54,451        (4,625)        3,917        (88,142)
-------------------------------------------------------------------------------------------------------------------------------

   59,493        93,466        149,410        570,524        424,299         80,782         1,598         3,246          6,912
-------------------------------------------------------------------------------------------------------------------------------


   25,688       130,096        385,982        391,690        653,148         24,578         2,774         3,619         45,641
  (89,737)      (11,868)      (781,415)      (595,367)    (1,586,159)           (81)       (3,014)           --       (141,864)
  (18,456)      199,950       (415,363)      (867,532)      (924,492)       281,045       (26,921)       64,630       (105,360)
-------------------------------------------------------------------------------------------------------------------------------


  (82,505)      318,178       (810,796)    (1,071,209)    (1,857,503)       305,542       (27,161)       68,249       (201,583)
-------------------------------------------------------------------------------------------------------------------------------

  (23,012)      411,644       (661,386)      (500,685)    (1,433,204)       386,324       (25,563)       71,495       (194,671)
-------------------------------------------------------------------------------------------------------------------------------

  607,673       196,098      5,943,921      6,435,897     11,335,143         37,778        90,294         3,870        538,938
-------------------------------------------------------------------------------------------------------------------------------

$ 584,661     $ 607,742    $ 5,282,535     $5,935,212   $  9,901,939    $   424,102      $ 64,731     $  75,365      $ 344,267
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                         NEUBERGER BERMAN
                                                                 LORD ABBETT SERIES FUND             ADVISERS MANAGEMENT TRUST
                                                                 ------------------------    --------------------------------------
                                                                                                              LIMITED
                                                                 AMERICA'S     GROWTH AND                    MATURITY       MID-CAP
                                                                   VALUE         INCOME       FASCIANO         BOND         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....... $    3,505   $  11,025      $      --       $  3,284      $     --
Expenses:
   Mortality and expense risk fees .............................      1,475      11,737             64          1,228           301
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................      2,030        (712)           (64)         2,056          (301)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      6,932      82,748            963         (2,412)          114
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................         --          --             17             --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................      1,476      67,361             16             --            --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      8,408     150,109            996         (2,412)          114
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     (3,107)   (125,961)        (1,070)           849         4,548
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..... $    7,331   $  23,436       $   (138)      $    493       $ 4,361
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                         NEUBERGER BERMAN
                                                                 LORD ABBETT SERIES FUND             ADVISERS MANAGEMENT TRUST
                                                                 ------------------------    ---------------------------------------
                                                                                                              LIMITED
                                                                 AMERICA'S     GROWTH AND                    MATURITY       MID-CAP
                                                                   VALUE         INCOME       FASCIANO         BOND         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense).............................. $    2,030   $      (712)    $     (64)    $    2,056     $   (301)
   Net realized gain (loss) on investments in portfolio shares..      8,408       150,109           996         (2,412)         114
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................     (3,107)     (125,961)       (1,070)           849        4,548
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....      7,331        23,436          (138)           493        4,361
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........     16,324        79,329         3,431         10,525        3,643
   Contract redemptions.........................................    (21,912)     (255,296)           --        (34,487)         (35)
     Net transfers (including mortality transfers)..............     84,151          (206)      (11,436)         3,189       15,422
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................     78,563      (176,173)       (8,005)       (20,773)      19,030
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................     85,894      (152,737)       (8,143)       (20,280)      23,391
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................     83,802     1,306,176        15,352        137,170       17,639
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................ $  169,696   $ 1,153,439    $    7,209     $  116,890     $ 41,030
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.


            NEUBERGER BERMAN                                                                               PIONEER VARIABLE
  ADVISERS MANAGEMENT TRUST (CONTINUED)                 PIMCO VARIABLE INSURANCE TRUST                      CONTRACTS TRUST
---------------------------------------       --------------------------------------------------        ---------------------
                              SOCIALLY        MONEY          REAL          SHORT-          TOTAL        EQUITY
 PARTNERS        REGENCY     RESPONSIVE       MARKET        RETURN          TERM          RETURN        INCOME         EUROPE
-----------------------------------------------------------------------------------------------------------------------------
$   3,995     $     120       $  --          $ 1,497       $ 4,633       $  1,949       $  3,597       $  2,859       $    46

    3,999         1,208          47              479         1,655            644          1,014          1,348            39
-----------------------------------------------------------------------------------------------------------------------------

       (4)       (1,088)        (47)           1,018         2,978          1,305          2,583          1,511             7
-----------------------------------------------------------------------------------------------------------------------------

   30,440         9,070          89               --           336           (139)          (678)         2,895          (196)

       --         3,025          --               --         1,742            --           1,111             --            --

       93         5,799          27               --            28            --             960             --            --
-----------------------------------------------------------------------------------------------------------------------------

   30,533        17,894         116               --         2,106           (139)         1,393          2,895          (196)
-----------------------------------------------------------------------------------------------------------------------------

   36,773        (3,908)        295               --        (4,346)          (136)        (2,983)         1,770            10
-----------------------------------------------------------------------------------------------------------------------------

$  67,302      $ 12,898       $ 364          $ 1,018       $   738       $  1,030       $    993       $  6,176       $  (179)
=============================================================================================================================



            NEUBERGER BERMAN                                                                               PIONEER VARIABLE
  ADVISERS MANAGEMENT TRUST (CONTINUED)                 PIMCO VARIABLE INSURANCE TRUST                      CONTRACTS TRUST
---------------------------------------       --------------------------------------------------        ---------------------
                              SOCIALLY        MONEY          REAL          SHORT-          TOTAL        EQUITY
 PARTNERS        REGENCY     RESPONSIVE       MARKET        RETURN          TERM          RETURN        INCOME         EUROPE
-----------------------------------------------------------------------------------------------------------------------------
$        (4)    $  (1,088)   $  (47)      $    1,018    $    2,978     $    1,305     $    2,583     $    1,511       $    7
     30,533        17,894       116               --         2,106           (139)         1,393          2,895         (196)

     36,773        (3,908)      295               --        (4,346)          (136)        (2,983)         1,770           10
-----------------------------------------------------------------------------------------------------------------------------

     67,302        12,898       364            1,018           738          1,030            993          6,176         (179)
-----------------------------------------------------------------------------------------------------------------------------

    102,071         3,541        91          113,940        13,964         15,431         11,718         10,262           (1)
    (35,672)       (4,971)   (1,052)         (15,438)      (34,867)       (32,162)       (23,023)        (7,646)      (9,151)
    138,571        49,786     9,896            6,038        30,509         77,764         55,123         (1,728)       9,700
-----------------------------------------------------------------------------------------------------------------------------


    204,970        48,356     8,935          104,540         9,606         61,033         43,818            888          548
-----------------------------------------------------------------------------------------------------------------------------

    272,272        61,254     9,299          105,558        10,344         62,063         44,811          7,064          369
-----------------------------------------------------------------------------------------------------------------------------

    344,114        91,944     1,445           18,235       152,905         25,952         80,752        133,310           --
-----------------------------------------------------------------------------------------------------------------------------
 $  616,386     $ 153,198  $ 10,744       $  123,793    $  163,249     $   88,015     $  125,563     $  140,374     $    369
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                    PIONEER VARIABLE                                         RYDEX
                                                                     CONTRACTS TRUST                   ROYCE               VARIABLE
                                                                       (CONTINUED)                 CAPITAL FUND              TRUST
                                                                 ------------------------    -----------------------  --------------
                                                                                  HIGH                                CLS ADVISORONE
                                                                   FUND         YIELD(a)     MICRO-CAP     SMALL-CAP     AMERIGO(a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....... $    863      $    154     $   1,518     $      --      $  --
Expenses:
   Mortality and expense risk fees .............................      775            31         3,195         6,526         --
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................       88           123        (1,677)       (6,526)        --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      231            --        (5,462)       31,209         --
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................       --            --         2,367         2,736         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................       --            --         2,221         3,889         --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      231            --          (874)       37,834         --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................    3,203           153        27,571        14,598          6
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..... $  3,522      $    276     $  25,020     $  45,906      $   6
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                    PIONEER VARIABLE                                         RYDEX
                                                                     CONTRACTS TRUST                   ROYCE               VARIABLE
                                                                       (CONTINUED)                 CAPITAL FUND              TRUST
                                                                 ------------------------    -----------------------  --------------
                                                                                  HIGH                                CLS ADVISORONE
                                                                   FUND         YIELD(a)      MICRO-CAP    SMALL-CAP    AMERIGO(a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense).............................. $       88     $     123     $   (1,677)   $  (6,526)    $     --
   Net realized gain (loss) on investments in portfolio shares..        231            --           (874)      37,834           --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................      3,203           153         27,571       14,598            6
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....      3,522           276         25,020       45,906            6
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........      4,341            --         26,282       79,733          207
   Contract redemptions.........................................     (7,125)           --        (55,019)    (175,147)          --
     Net transfers (including mortality transfers)..............       (744)       30,000       (106,041)     128,078           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................     (3,528)       30,000       (134,778)      32,664          207
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................         (6)       30,276       (109,758)      78,570          213
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................     82,317            --        411,282      560,790           --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................ $   82,311     $  30,276     $  301,524    $ 639,360     $    213
====================================================================================================================================


a) For the period May 1, 2005 (inception of fund) through December 31, 2005.
b) Formerly Arktos prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
INVERSE                       BASIC                      CONSUMER                                     ENERGY        FINANCIAL
OTC (b)        BANKING      MATERIALS    BIOTECHNOLOGY   PRODUCTS      ELECTRONICS      ENERGY       SERVICES       SERVICES
-----------------------------------------------------------------------------------------------------------------------------
$    --         $   9        $   1          $   --       $    184       $     --     $     102       $      --        $  17

    231            10           17             190            195             23         5,414           2,660           17
-----------------------------------------------------------------------------------------------------------------------------

   (231)           (1)         (16)           (190)           (11)           (23)       (5,312)         (2,660)          --
-----------------------------------------------------------------------------------------------------------------------------


   (126)          (34)         (25)          1,137         (1,382)           155        80,157          47,118            2

     --            93           58              --            483             --        28,456              --          112

     --             3            1              --            628             --           935              --           22
-----------------------------------------------------------------------------------------------------------------------------

   (126)           62           34           1,137           (271)           155       109,548          47,118          136
-----------------------------------------------------------------------------------------------------------------------------


  1,149           (96)         184            (700)          (504)            18        40,235          36,852          (18)
-----------------------------------------------------------------------------------------------------------------------------

$   792         $ (35)       $ 202          $  247       $   (786)      $    150     $ 144,471       $  81,310     $    118
=============================================================================================================================


                                                 RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
INVERSE                       BASIC                      CONSUMER                                     ENERGY        FINANCIAL
OTC (b)        BANKING      MATERIALS    BIOTECHNOLOGY   PRODUCTS      ELECTRONICS      ENERGY       SERVICES       SERVICES
-----------------------------------------------------------------------------------------------------------------------------
$     (231)    $    (1)     $   (16)       $   (190)     $    (11)      $    (23)    $   (5,312)     $  (2,660)     $     --
      (126)         62           34           1,137          (271)           155        109,548         47,118           136

     1,149         (96)         184            (700)         (504)            18         40,235         36,852           (18)
-----------------------------------------------------------------------------------------------------------------------------

       792         (35)         202             247          (786)           150        144,471         81,310           118
-----------------------------------------------------------------------------------------------------------------------------

        --         689           (1)          9,772           160             --        313,790         22,795         1,599
        --        (209)          --            (332)      (12,821)            --        (25,106)       (10,590)           --
   132,213       4,413       22,563          14,346        34,611          5,995        252,193        421,293            --
-----------------------------------------------------------------------------------------------------------------------------


   132,213       4,893       22,562          23,786        21,950          5,995        540,877        433,498         1,599
-----------------------------------------------------------------------------------------------------------------------------
   133,005       4,858       22,764          24,033        21,164          6,145        685,348        514,808         1,717
-----------------------------------------------------------------------------------------------------------------------------

        --         224           --           5,191         3,486             --        178,726         39,361           867
-----------------------------------------------------------------------------------------------------------------------------

$  133,005    $  5,082     $ 22,764        $ 29,224      $ 24,650       $  6,145     $  864,074      $ 554,169      $  2,584
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------

                                                                                                 INVERSE                    INVERSE
                                                                    HEALTH                       DYNAMIC        INVERSE     RUSSELL
                                                                     CARE         INTERNET       DOW(a)         MID-CAP     2000(h)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $    --         $    --        $    97         $    7    $     9
Expenses:
   Mortality and expense risk fees .............................      360             103            118             71         96
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................     (360)           (103)           (21)           (64)       (87)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................    5,173           5,571         (3,283)           739     (3,463)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................       --              --             --             --         --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................       --              --             --             --         --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares    5,173           5,571         (3,283)           739     (3,463)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     (298)            (62)          (651)           135        (36)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....  $ 4,515         $ 5,406        $(3,955)        $  810    $(3,586)
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                                INVERSE                      INVERSE
                                                                   HEALTH                       DYNAMIC        INVERSE       RUSSELL
                                                                    CARE         INTERNET       DOW(a)         MID-CAP       2000(h)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................  $     (360)   $    (103)      $    (21)     $    (64)    $    (87)
   Net realized gain (loss) on investments in portfolio shares..       5,173        5,571         (3,283)          739       (3,463)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................        (298)         (62)          (651)          135          (36)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....       4,515        5,406         (3,955)          810       (3,586)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........       1,389            1             --           234           --
   Contract redemptions.........................................        (921)        (209)            --            --          (20)
   Net transfers (including mortality transfers)................        (963)      (1,061)        10,028        15,075        4,011
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................        (495)      (1,269)        10,028        15,309        3,991
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................       4,020        4,137          6,073        16,119          405
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................      14,257           --             --            --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................  $   18,277     $  4,137       $  6,073      $ 16,119     $    405
====================================================================================================================================


a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.
b) Formerly Juno prior to its name change effective May 1, 2006.
c) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.
d) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.
e) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.
f) Formerly Medius Fund prior to its name change effective May 1, 2006.
g) Formerly Mekros prior to its name change effective May 1, 2006.
h) Formerly Inverse Small-Cap Fund prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
    INVERSE                                                                                                              RUSSELL
  GOVERNMENT       EUROPE       LARGE-CAP        JAPAN       LARGE-CAP                      DYNAMIC       MID CAP         2000
 LONG BOND(b)   ADVANTAGE(c)     GROWTH       ADVANTAGE(d)    VALUE          LEISURE         DOW(e)    ADVANTAGE(f)   ADVANTAGE(g)
------------------------------------------------------------------------------------------------------------------------------------
$       --        $   136        $   5       $    --        $   900          $  --        $     625     $     --       $  3,851

       127            263           43           546            702             10              188          613          1,873
------------------------------------------------------------------------------------------------------------------------------------


      (127)          (127)         (38)         (546)           198            (10)             437         (613)         1,978
------------------------------------------------------------------------------------------------------------------------------------


    (4,796)           499           --        16,303          1,110            (64)           3,312       11,132         12,857

        --            198          101            --          3,810             95              197           --             --

        --             --            2            --            380             16              124           69             --
------------------------------------------------------------------------------------------------------------------------------------

    (4,796)           697          103        16,303          5,300             47            3,633       11,201         12,857
------------------------------------------------------------------------------------------------------------------------------------


     3,210          1,191           11           107          1,134           (114)          (1,265)      (2,252)       (15,086)
------------------------------------------------------------------------------------------------------------------------------------
$   (1,713)       $ 1,761         $ 76       $15,864        $ 6,632          $ (77)       $   2,805     $  8,336       $   (251)
===================================================================================================================================


                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
   INVERSE                                                                                                              RUSSELL
 GOVERNMENT       EUROPE       LARGE-CAP        JAPAN       LARGE-CAP                      DYNAMIC       MID CAP         2000
LONG BOND(b)   ADVANTAGE(c)     GROWTH       ADVANTAGE(d)    VALUE          LEISURE         DOW(e)     ADVANTAGE(f)   ADVANTAGE(g)
------------------------------------------------------------------------------------------------------------------------------------
$     (127)    $    (127)        $  (38)     $    (546)      $    198        $   (10)      $    437      $   (613)     $   1,978
    (4,796)          697            103         16,303          5,300             47          3,633        11,201         12,857

     3,210         1,191             11            107          1,134           (114)        (1,265)       (2,252)       (15,086)
------------------------------------------------------------------------------------------------------------------------------------

    (1,713)        1,761             76         15,864          6,632            (77)         2,805         8,336           (251)
------------------------------------------------------------------------------------------------------------------------------------


       218            85          1,166            202          1,266             91             (2)        2,472            775
    (2,114)         (131)            --           (424)        (5,964)            --           (464)      (12,879)       (33,491)
   (19,512)       28,701          1,233        123,681        104,250         (1,522)        43,320       (19,192)       (84,529)
------------------------------------------------------------------------------------------------------------------------------------


   (21,408)       28,655          2,399        123,459         99,552         (1,431)        42,854       (29,599)      (117,245)
------------------------------------------------------------------------------------------------------------------------------------

   (23,121)       30,416          2,475        139,323        106,184         (1,508)        45,659       (21,263)      (117,496)
------------------------------------------------------------------------------------------------------------------------------------

    27,134            66          2,977         29,441          8,571          1,508             --        73,667        274,636
------------------------------------------------------------------------------------------------------------------------------------
$    4,013     $  30,482         $5,452      $ 168,764       $114,755        $    --      $  45,659      $ 52,404      $ 157,140
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------

                                                                   MID-CAP        MID-CAP                                   PRECIOUS
                                                                   GROWTH          VALUE         NOVA            OTC         METALS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $     --     $     153       $    128      $      --      $    --
Expenses:
   Mortality and expense risk fees .............................       161           119            557          3,567        1,141
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) .............................      (161)           34           (429)        (3,567)      (1,141)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................     1,874          (358)         3,246         27,760       31,319
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................        --         6,756             --             --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................        --           925             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares     1,874         7,323          3,246         27,760       31,319
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................       178        (6,722)        (1,771)       (26,791)      15,693
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....  $  1,891     $     635       $  1,046      $  (2,598)     $45,871
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------

                                                                   MID-CAP        MID-CAP                                   PRECIOUS
                                                                   GROWTH          VALUE         NOVA            OTC         METALS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense).............................. $     (161)    $      34      $    (429)    $   (3,567)  $  (1,141)
   Net realized gain (loss) on investments in portfolio shares..      1,874         7,323          3,246         27,760      31,319
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................        178        (6,722)        (1,771)       (26,791)     15,693
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....      1,891           635          1,046         (2,598)     45,871
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........        624             1          6,337         32,128         565
   Contract redemptions.........................................     (1,240)       (1,236)       (21,779)       (57,843)     (2,606)
   Net transfers (including mortality transfers)................    101,818        23,240           (206)       (32,605)    187,256
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................    101,202        22,005        (15,648)       (58,320)    185,215
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................    103,093        22,640        (14,602)       (60,918)    231,086
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................      4,377            --         87,377        430,652      50,526
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................ $  107,470     $  22,640      $  72,775     $  369,734   $ 281,612
====================================================================================================================================


a) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

   REAL                        SECTOR        SMALL-CAP     SMALL-CAP                       TELE-        DYNAMIC
  ESTATE        RETAILING     ROTATION        GROWTH         VALUE       TECHNOLOGY   COMMUNICATIONS  S&P 500 (a)  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
$      894       $    --      $    --      $      --     $     --         $   --        $   --         $      1       $    --

       553            12           64           243           210             29            23              218            24
------------------------------------------------------------------------------------------------------------------------------------

       341           (12)         (64)         (243)         (210)           (29)          (23)            (217)          (24)
------------------------------------------------------------------------------------------------------------------------------------



     2,527           (46)       1,144           856          (579)            72           572            4,348           (35)

        --            --           --         2,724         2,699             --            --               45            --

        --            19           --           140           182             --            --               42            --
------------------------------------------------------------------------------------------------------------------------------------

     2,527           (27)       1,144         3,720         2,302             72           572            4,435           (35)
------------------------------------------------------------------------------------------------------------------------------------


    (1,413)           15       (1,364)       (2,345)         (272)           (43)           --              (17)           11
------------------------------------------------------------------------------------------------------------------------------------
$    1,455       $   (24)     $  (284)     $  1,132      $  1,820         $   --        $  549         $  4,201       $   (48)
====================================================================================================================================


                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

   REAL                        SECTOR        SMALL-CAP     SMALL-CAP                       TELE-        DYNAMIC
  ESTATE        RETAILING     ROTATION        GROWTH         VALUE       TECHNOLOGY   COMMUNICATIONS  S&P 500 (a)  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
$      341      $     (12)    $    (64)      $  (243)       $  (210)      $    (29)     $     (23)      $   (217)      $     (24)
     2,527            (27)       1,144         3,720          2,302             72            572          4,435             (35)

    (1,413)            15       (1,364)       (2,345)          (272)           (43)            --            (17)             11
------------------------------------------------------------------------------------------------------------------------------------

     1,455            (24)        (284)        1,132          1,820             --            549          4,201             (48)
------------------------------------------------------------------------------------------------------------------------------------


     4,981             (1)         225         6,727          7,142             (1)            --             --              (1)
    (1,841)          (192)          --        (1,555)          (462)            --             --           (604)             --
    23,913          5,363      (15,116)       78,178         (2,006)         1,226           (549)        (2,794)            995
------------------------------------------------------------------------------------------------------------------------------------

    27,053          5,170      (14,891)       83,350          4,674          1,225           (549)        (3,398)            994
------------------------------------------------------------------------------------------------------------------------------------
    28,508          5,146      (15,175)       84,482          6,494          1,225             --            803             946
------------------------------------------------------------------------------------------------------------------------------------
    19,313             --       16,137            --          5,804             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
$   47,821      $   5,146     $    962       $84,482        $12,298       $  1,225      $      --       $    803       $     946
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                                    U.S.
                                                                   GOVERNMENT    GOVERNMENT
                                                                    LONG BOND       MONEY      INVERSE                      DYNAMIC
                                                                  ADVANTAGE(c)     MARKET     S&P 500(d)     UTILITIES       OTC(e)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......        814      $   4,670    $      --      $     577     $     --
Expenses:
   Mortality and expense risk fees .............................        241          2,358          509            699          299
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................        573          2,312         (509)          (122)        (299)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................      4,140             --          879          8,311        1,481
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................         --             --           --             --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         --             --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      4,140              --         879          8,311        1,481
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      1,282             --       (4,419)        (2,662)         687
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $  5,995      $   2,312    $  (4,049)     $   5,527     $  1,869
====================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                                    U.S.
                                                                  GOVERNMENT     GOVERNMENT
                                                                   LONG BOND        MONEY       INVERSE                      DYNAMIC
                                                                 ADVANTAGE(c)      MARKET      S&P 500(d)     UTILITIES       OTC(e)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................   $  573     $   2,312        $   (509)     $    (122)   $   (299)
   Net realized gain (loss) on investments in portfolio shares..    4,140            --             879          8,311       1,481
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................    1,282            --          (4,419)        (2,662)        687
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....    5,995         2,312          (4,049)         5,527       1,869
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........    2,059         5,020             128          5,051           1
   Contract redemptions.........................................     (457)      (66,470)             --         (9,648)       (127)
   Net transfers (including mortality transfers)................   53,311       336,955          70,418         78,378      14,893
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................   54,913       275,505          70,546         73,781      14,767
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................   60,908       277,817          66,497         79,308      16,636
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................    1,628       175,195              --            727         --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................  $62,536     $ 453,012        $ 66,497      $  80,035    $ 16,636
====================================================================================================================================


a) For the period May 1, 2005 (inception of fund) through December 31, 2005. Formerly SB Government prior to its name change effective May 1, 2006.
b) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).
c) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.
d) Formerly Ursa prior to its name change effective May 1, 2006.
e) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.
f) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

                                                                                                                       STRONG
                                                                        LEGG MASON                                    VARIABLE
                                                                        INVESTMENT                                    INSURANCE
                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I(f)          SERIES(f)          SELIGMAN PORTFOLIOS         FUNDS
------------------------------------------------------------------     -------------- --------------------------    ----------------
                                                                                      COMMUNICATIONS
AGGRESSIVE                    LARGE CAP      STRATEGIC       TOTAL                          AND         GLOBAL         MID CAP
GROWTH(a)        ALL CAP       GROWTH          BOND         RETURN     GOVERNMENT(a)    INFORMATION   TECHNOLOGY     GROWTH II(b)
------------------------------------------------------------------------------------------------------------------------------------
$      --       $   123       $      2        $   701      $   338        $    31      $     --       $     --       $     --

       12           127            117             62          166              2         1,064          1,031          1,501
------------------------------------------------------------------------------------------------------------------------------------

      (12)           (4)          (115)           639          172             29        (1,064)        (1,031)        (1,501)
------------------------------------------------------------------------------------------------------------------------------------


        8             8             12              2            4              2         5,986            604        (27,187)

       --            --             --            179           23             --            --             --             --

       --            10             --            210           88             --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------

        8            18             12            391          115              2         5,986            604        (27,187)
------------------------------------------------------------------------------------------------------------------------------------


      215           404            638           (970)          96            (27)        1,040          8,335         (5,415)
------------------------------------------------------------------------------------------------------------------------------------

$     211       $   418       $    535        $    60      $   383        $     4      $  5,962       $  7,908       $(34,103)
====================================================================================================================================



                                                                                                                       STRONG
                                                                        LEGG MASON                                    VARIABLE
                                                                        INVESTMENT                                    INSURANCE
                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS I(f)          SERIES(f)        SELIGMAN PORTFOLIOS           FUNDS
------------------------------------------------------------------     -------------- --------------------------    ----------------
                                                                                      COMMUNICATIONS
AGGRESSIVE                    LARGE CAP      STRATEGIC       TOTAL                          AND         GLOBAL         MID CAP
GROWTH(a)        ALL CAP       GROWTH          BOND         RETURN     GOVERNMENT(a)    INFORMATION   TECHNOLOGY     GROWTH II(b)
------------------------------------------------------------------------------------------------------------------------------------
$      (12)    $      (4)    $     (115)     $    639      $     172     $      29     $   (1,064)    $   (1,031)    $  (1,501)
         8            18             12           391            115             2          5,986            604       (27,187)

       215           404            638          (970)            96           (27)         1,040          8,335        (5,415)
------------------------------------------------------------------------------------------------------------------------------------

       211           418            535            60            383             4          5,962          7,908       (34,103)
------------------------------------------------------------------------------------------------------------------------------------


        98         1,112          1,001         4,036              1           993          4,852          2,563        12,302
        --            --             --          (118)            --            --         (4,275)        (2,299)      (48,645)
     2,476           943            908        10,955             --          (308)       (42,746)        15,490      (542,994)
------------------------------------------------------------------------------------------------------------------------------------


     2,574         2,055          1,909        14,873              1           685        (42,169)        15,754      (579,337)
------------------------------------------------------------------------------------------------------------------------------------

     2,785         2,473          2,444        14,933            384           689        (36,207)        23,662      (613,440)
------------------------------------------------------------------------------------------------------------------------------------

        --        11,977         10,631            --         16,734            --        121,266         90,432       613,440
------------------------------------------------------------------------------------------------------------------------------------
$    2,785     $  14,450     $   13,075      $ 14,933      $  17,118     $     689     $   85,059     $  114,094    $       --
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      THIRD
                                                                     AVENUE
                                                                    VARIABLE
                                                                  SERIES TRUST           VAN ECK WORLDWIDE INSURANCE TRUST FUND
                                                                  ------------   -------------------------------------------------


                                                                                 ABSOLUTE                    EMERGING        HARD
                                                                      VALUE       RETURN         BOND         MARKETS       ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $    6,706    $     --     $   15,472    $    1,877    $     903
Expenses:
   Mortality and expense risk fees .............................        4,815           7          2,136         3,157        3,651
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...........................        1,891          (7)        13,336        (1,280)      (2,748)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........................       23,148           --        (2,152)       55,378       47,872
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................        5,501           --            --            --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................        5,421           --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares       34,070           --        (2,152)       55,378       47,872
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................       33,385            3       (20,231)       29,271      108,463
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....   $   69,346    $      (4)   $   (9,047)   $   83,369    $ 153,587
===================================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     THIRD
                                                                    AVENUE
                                                                   VARIABLE
                                                                 SERIES TRUST           VAN ECK WORLDWIDE INSURANCE TRUST FUND
                                                                 ------------     --------------------------------------------------
                                                                                  ABSOLUTE                     EMERGING      HARD
                                                                     VALUE         RETURN         BOND          MARKETS     ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)..............................   $    1,891     $    (7)    $   13,336     $   (1,280)  $  (2,748)
   Net realized gain (loss) on investments in portfolio shares..       34,070          --         (2,152)        55,378      47,872
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares............................       33,385           3        (20,231)        29,271     108,463
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....       69,346          (4)        (9,047)        83,369     153,587
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)..........       64,170          82          4,617         15,992      28,941
   Contract redemptions.........................................     (108,697)       (115)       (30,878)       (52,124)    (22,179)
   Net transfers (including mortality transfers)................      150,815         (21)       (17,732)        63,247     188,280
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions............................      106,288         (54)       (43,993)        27,115     195,042
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets....................      175,634         (58)       (53,040)       110,484     348,629
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period.................................      415,038         877        230,853        274,842     261,397
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period................................    $ 590,672     $   819     $  177,813     $  385,326   $ 610,026
====================================================================================================================================


a) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).
b) For the period April 8, 2005 (inception of fund) through December 31, 2005.
c) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.


   The accompanying notes are an integral part of these financial statements.

  VAN ECK
 WORLDWIDE
 INSURANCE      VARIABLE            WELLS FARGO
TRUST FUND     INSURANCE        ADVANTAGE VARIABLE
(CONTINUED)       FUNDS             TRUST FUNDS
-----------    -----------  ----------------------------- -----------
                 CHOICE
   REAL          MARKET                                    COMBINED
  ESTATE       NEUTRAL(a)   DISCOVERY(b)  OPPORTUNITY(c)     TOTAL
--------------------------------------------------------- -----------
$    5,650     $    --       $     --      $      --      $ 1,676,539

     1,807          12          4,052          9,223        1,548,447
--------------------------------------------------------- -----------

     3,843         (12)        (4,052)        (9,223)         128,092
--------------------------------------------------------- -----------


    27,207        (704)         7,395        117,847        3,024,960

     1,115          --             --             --          157,399

     1,561          --             --             --       11,336,886
--------------------------------------------------------- -----------

    29,883        (704)         7,395        117,847       14,519,245
--------------------------------------------------------- -----------


    (8,004)        603         75,152        (57,866)       1,873,114
--------------------------------------------------------- -----------

$   25,722     $  (113)      $ 78,495      $  50,758      $16,520,451
========================================================= ===========


  VAN ECK
 WORLDWIDE
 INSURANCE      VARIABLE            WELLS FARGO
TRUST FUND     INSURANCE        ADVANTAGE VARIABLE
(CONTINUED)       FUNDS             TRUST FUNDS
-----------    -----------  -----------------------------   -----------
                 CHOICE
   REAL          MARKET                                      COMBINED
  ESTATE       NEUTRAL(a)   DISCOVERY(b)  OPPORTUNITY(c)       TOTAL
---------------------------------------------------------   -----------
$    3,843     $     (12)    $   (4,052)   $   (9,223)     $    128,092
    29,883          (704)         7,395       117,847        14,519,245

    (8,004)          603         75,152       (57,866)        1,873,114
---------------------------------------------------------  ------------

    25,722          (113)        78,495        50,758        16,520,451
---------------------------------------------------------  ------------

    26,602           739         25,027       128,984         8,654,523
   (67,563)           --        (39,755)     (172,610)      (22,079,788)
   (94,681)       (5,155)       494,267      (255,212)       (3,370,770)
---------------------------------------------------------  ------------


  (135,642)       (4,416)       479,539      (298,838)      (16,796,035)
---------------------------------------------------------  ------------
  (109,920)       (4,529)       558,034      (248,080)         (275,584)
---------------------------------------------------------  ------------

   278,743         4,529             --     1,156,457       201,897,146
---------------------------------------------------------  ------------


$  168,823     $      --     $  558,034    $  908,377      $201,621,562
=========================================================  ============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2006 AND 2005

(1) GENERAL
   Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the 40|86 Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

   The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

   As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006) the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

   The following investment subaccounts are available to new investors as of December 31, 2006:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
   Kaufmann Fund II
   Market Opportunity Fund II
JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIO, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   Global High Yield Bond Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006 AND 2005


LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES FUNDS, INC.
   Government Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long Term US Government Portfolio
   Low Duration Portfolio
   Money Market Portfolio
   RealEstateRealReturn Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   StocksPLUS Total Return Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   Global High Yield Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio
   Small Cap Value Portfolio
   Strategic Income Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST CLS
   AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Absolute Return Strategies Fund
   Banking Fund Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Dynamic Dow Fund
   Dynamic OTC Fund
   Dynamic Russell 2000 Fund
   Dynamic S&P Fund
   Dynamic Strengthening Dollar Fund
   Dynamic Weakening Dollar Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Essential Portfolio Aggressive Fund
   Essential Portfolio Conservative Fund
   Essential Portfolio Moderate Fund
   Europe Advantage Fund
   Financial Services Fund
   Government Long Bond Advantage Fund
   Health Care Fund
   Hedged Equity Fund
   Internet Fund
   Inverse Dynamic Dow Fund
   Inverse Government Long Bond Fund
   Inverse Mid-Cap Fund
   Inverse OTC Fund
   Inverse Russell 2000 Fund
   Inverse S&P 500 Fund
   Japan Advantage Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap Advantage Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Multi-Cap Core Equity Fund
   Nova Fund OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 Advantage Fund
   Sector Rotation Fund
   Small-Cap Growth Fund Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006 AND 2005


   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

   Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $48,959,359 and $36,132,824 for the years ended December 31, 2006 and 2005, respectively. The aggregate proceeds from sales of investments in portfolio shares were $51,689,441 and $41,824,442 for the years ended December 31, 2006 and 2005, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

   The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the 40|86 Series Trust which are 0.66 percent, 0.81 percent and 0.99 percent, respectively. These fees were $1,605,090 and $1,548,447 for the years ended December 31, 2006 and 2005, respectively.

   Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $265,992 and $125,393 for the years ended December 31, 2006 and 2005, respectively.

(5) FINANCIAL HIGHLIGHTS

   The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

   The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                NET ASSETS                   INVESTMENT
                                                       UNITS                    ----------         TOTAL       INCOME       EXPENSE
                                                      (000s)       UNIT VALUE    (000s)            RETURN       RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2006...........................      2,950         $ 3.82     $ 11,471            12.02%      1.85%         1.00%
     December 31, 2005...........................      3,266           3.41       11,288             4.60%      1.67%         1.00%
     December 31, 2004...........................      3,625           3.26       11,994             9.72%      1.99%         1.00%
     December 31, 2003...........................      4,013           2.97       11,925            22.06%      2.30%         1.00%
     December 31, 2002...........................      4,288           2.43       10,437           -13.77%      3.02%         1.00%
   Equity Portfolio - Qualified
     December 31, 2006...........................      1,983          58.35      118,002            13.88%      0.55%         0.66%
     December 31, 2005...........................      2,245          51.24      117,170            10.72%      0.48%         0.66%
     December 31, 2004...........................      2,469          46.28      116,503            20.43%      0.55%         0.66%
     December 31, 2003...........................      2,718          38.43      104,459            36.30%      0.24%         0.64%
     December 31, 2002...........................      3,332          28.20       93,956           -13.97%      0.28%         0.64%
   Equity Portfolio - Nonqualified
     December 31, 2006...........................         57          46.19        2,619            13.88%      0.55%         0.66%
     December 31, 2005...........................         63          40.56        2,549            10.70%      0.48%         0.66%
     December 31, 2004...........................         70          36.64        2,575            20.44%      0.55%         0.66%
     December 31, 2003...........................         74          30.42        2,244            36.30%      0.24%         0.64%
     December 31, 2002...........................         84          22.32        1,870           -13.97%      0.28%         0.64%
   Fixed Income Portfolio - Qualified
     December 31, 2006...........................        763           8.25        6,389             3.64%      4.75%         0.81%
     December 31, 2005...........................        816           7.96        6,567             1.40%      4.41%         0.81%
     December 31, 2004...........................        914           7.85        7,251             4.14%      6.25%         0.81%
     December 31, 2003...........................      1,096           7.54        8,264             8.52%      4.64%         0.74%
     December 31, 2002...........................      1,277           6.95        8,872             3.91%      6.58%         0.74%
   Fixed Income Portfolio - Nonqualified
     December 31, 2006...........................         34           7.93          272             3.66%      4.75%         0.81%
     December 31, 2005...........................         35           7.65          271             1.46%      4.41%         0.81%
     December 31, 2004...........................         36           7.54          272             4.10%      6.25%         0.81%
     December 31, 2003...........................         38           7.24          273             8.52%      4.64%         0.74%
     December 31, 2002...........................         41           6.67          271             3.91%      6.58%         0.74%
   Government Securities Portfolio
     December 31, 2006...........................        230           1.70          402             2.41%      3.89%         1.00%
     December 31, 2005...........................        291           1.66          485             0.61%      3.68%         1.00%
     December 31, 2004...........................        323           1.65          533             1.29%      3.39%         1.00%
     December 31, 2003...........................        414           1.63          675             0.35%      3.38%         1.00%
     December 31, 2002...........................        600           1.62          974             8.24%      3.91%         1.00%
   Money Market Portfolio - Qualified
     December 31, 2006...........................        791           3.34        2,650             3.73%      4.52%         0.99%
     December 31, 2005...........................        564           3.22        1,842             1.90%      2.83%         0.99%
     December 31, 2004...........................        731           3.16        2,326            -0.22%      0.91%         0.99%
     December 31, 2003...........................        836           3.17        2,648            -0.36%      0.63%         0.99%
     December 31, 2002...........................      1,151           3.18        3,658             0.25%      1.26%         0.99%
   Money Market Portfolio - Nonqualified
     December 31, 2006...........................          6           3.34           19             3.73%      4.52%         0.99%
     December 31, 2005...........................          4           3.22           14             1.90%      2.83%         0.99%
     December 31, 2004...........................          4           3.16           28            -0.22%      0.91%         0.99%
     December 31, 2003...........................          2           3.17            7            -0.36%      0.63%         0.99%
     December 31, 2002...........................         52           3.18          165             0.25%      1.26%         0.99%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2006...........................         61           1.66          101            12.16%      0.14%         1.00%
     December 31, 2005...........................         51           1.48           76             4.23%      0.00%         1.00%
     December 31, 2004...........................         57           1.42           81             9.68%      0.00%         1.00%
     December 31, 2003...........................         20           1.29           25            29.48%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Core Equity Fund
     December 31, 2006...........................          5          10.89           58             8.47%      0.53%         1.00%
     Inception April 28, 2006....................         --          10.04           --               N/A        N/A           N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                  INVESTMENT
                                                      UNITS                      ----------        TOTAL       INCOME       EXPENSE
                                                      (000s)       UNIT VALUE      (000s)          RETURN       RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
   Financial Services Fund
     December 31, 2006...........................          1         $ 1.37         $  2            16.10%      1.55%         1.00%
     December 31, 2005...........................          2           1.18            2             4.42%      1.32%         1.00%
     December 31, 2004...........................          2           1.13            2             7.59%      0.44%         1.00%
     December 31, 2003...........................          6           1.05            6            28.29%      0.53%         1.00%
     December 31, 2002...........................          5           0.82            4           -15.75%      1.08%         1.00%
   Global Health Care Fund
     December 31, 2006...........................         99           1.15          114             3.60%      0.00%         1.00%
     December 31, 2005...........................        118           1.11          131             7.77%      0.00%         1.00%
     December 31, 2004...........................        162           1.03          167             6.16%      0.00%         1.00%
     December 31, 2003...........................         83           0.97           80            26.51%      0.00%         1.00%
     December 31, 2002...........................         31           0.77           24           -25.20%      0.00%         1.00%
   Global Real Estate Fund
     December 31, 2006...........................        616           3.17        1,953            41.52%      1.40%         1.00%
     December 31, 2005...........................        429           2.24          962            13.13%      1.27%         1.00%
     December 31, 2004...........................        316           1.98          628            34.95%      1.13%         1.00%
     December 31, 2003...........................        137           1.47          202            37.44%      2.19%         1.00%
     December 31, 2002...........................         84           1.07           89             5.32%      2.62%         1.00%
   High Yield Fund
     December 31, 2006...........................          4          12.04           48             9.65%      8.88%         1.00%
     December 31, 2005...........................          4          10.98           46             1.67%      9.31%         1.00%
     December 31, 2004...........................          3          10.80           32             8.32%      4.64%         1.00%
     Inception May 1, 2004.......................         --           9.97           --               N/A        N/A           N/A
   Mid Cap Core Equity Fund
     December 31, 2006...........................         18           1.63           29             9.40%      0.89%         1.00%
     December 31, 2005...........................         11           1.49           17             6.43%      0.30%         1.00%
     December 31, 2004...........................          9           1.40           13            12.56%      0.04%         1.00%
     December 31, 2003...........................          2           1.24            3            24.90%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Technology Fund
     December 31, 2006...........................        125           0.63           79             8.62%      0.00%         1.00%
     December 31, 2005...........................         20           0.58           11             1.75%      0.00%         1.00%
     December 31, 2004...........................        106           0.57           61             3.78%      0.00%         1.00%
     December 31, 2003...........................         33           0.55           18            43.84%      0.00%         1.00%
     December 31, 2002...........................          1           0.38            1           -47.38%      0.00%         1.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2006...........................        679           1.84        1,251             3.95%      0.13%         1.00%
     December 31, 2005...........................        825           1.77        1,461            10.63%      0.23%         1.00%
     December 31, 2004...........................        954           1.60        1,524             4.67%      0.00%         1.00%
     December 31, 2003...........................      1,063           1.53        1,625            33.82%      0.00%         1.00%
     December 31, 2002...........................      1,198           1.14        1,368           -33.66%      0.04%         1.00%
   Leveraged AllCap Portfolio
     December 31, 2006...........................        504           3.96        2,029            18.21%      0.00%         1.00%
     December 31, 2005...........................        622           3.35        2,180            13.18%      0.00%         1.00%
     December 31, 2004...........................        826           2.96        2,546             7.17%      0.00%         1.00%
     December 31, 2003...........................      1,038           2.76        2,867            33.39%      0.00%         1.00%
     December 31, 2002...........................      1,322           2.07        2,737           -34.57%      0.01%         1.00%
   MidCap Growth Portfolio
     December 31, 2006...........................        353           2.74          966             9.16%      0.00%         1.00%
     December 31, 2005...........................        468           2.51        1,175             8.66%      0.00%         1.00%
     December 31, 2004...........................        538           2.31        1,242            12.04%      0.00%         1.00%
     December 31, 2003...........................        577           2.06        1,189            46.32%      0.00%         1.00%
     December 31, 2002...........................        446           1.41          629           -30.24%      0.00%         1.00%
   Small Capitalization Portfolio
     December 31, 2006...........................      1,176           1.85        2,180            18.59%      0.00%         1.00%
     December 31, 2005...........................      1,251           1.56        1,952            15.56%      0.00%         1.00%
     December 31, 2004...........................      1,088           1.35        1,467            15.53%      0.00%         1.00%
     December 31, 2003...........................      1,090           1.17        1,274            40.93%      0.00%         1.00%
     December 31, 2002...........................      1,081           0.83          897           -26.96%      0.00%         1.00%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NET ASSETS                INVESTMENT
                                                       UNITS                      ----------       TOTAL      INCOME        EXPENSE
                                                       (000s)      UNIT VALUE      (000s)          RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2006...........................          5         $ 1.38         $  6            15.97%      0.44%         1.00%
     December 31, 2005...........................          6           1.19            7             3.48%      0.90%         1.00%
     December 31, 2004...........................         19           1.15           21            10.57%      1.16%         1.00%
     December 31, 2003...........................          6           1.04            6            31.19%      0.47%         1.00%
     December 31, 2002...........................          1           0.79            1           -22.83%      0.86%         1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
     December 31, 2006...........................         --          11.53            2             8.47%      1.15%         1.00%
     December 31, 2005...........................         --          10.63            1             5.88%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.04           --               N/A        N/A           N/A
   Income & Growth Fund
     December 31, 2006...........................         71           1.40           99            15.70%      1.56%         1.00%
     December 31, 2005...........................         94           1.21          113             4.31%      2.10%         1.00%
     December 31, 2004...........................        121           1.16          141            11.48%      1.85%         1.00%
     December 31, 2003...........................        218           1.04          226            28.08%      0.88%         1.00%
     December 31, 2002...........................        134           0.81          109           -20.17%      1.12%         1.00%
   Inflation Protection Fund
     December 31, 2006...........................         --          10.70            1             0.56%      3.18%         1.00%
     December 31, 2005...........................         --          10.64            1             0.57%      4.15%         1.00%
     December 31, 2004...........................         --          10.58           --             5.38%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.04           --               N/A        N/A           N/A
   International Fund
     December 31, 2006...........................        514           1.85          953            23.33%      1.46%         1.00%
     December 31, 2005...........................        431           1.50          645            11.94%      1.01%         1.00%
     December 31, 2004...........................        264           1.34          353            14.11%      0.68%         1.00%
     December 31, 2003...........................        340           1.17          399            23.27%      0.60%         1.00%
     December 31, 2002...........................        217           0.95          207           -21.17%      0.71%         1.00%
   Value Fund
     December 31, 2006...........................        483           2.50        1,207            17.37%      1.35%         1.00%
     December 31, 2005...........................        538           2.13        1,144             3.90%      0.89%         1.00%
     December 31, 2004...........................        598           2.05        1,224            13.45%      0.97%         1.00%
     December 31, 2003...........................        560           1.81        1,011            27.68%      1.14%         1.00%
     December 31, 2002...........................        667           1.42          944           -13.49%      0.94%         1.00%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2006...........................         --          11.00           --             5.16%      0.00%         1.00%
     December 31, 2005...........................         --          10.46           --             3.98%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.06           --               N/A        N/A           N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2006...........................          2          13.05           20            13.28%      0.37%         1.00%
     December 31, 2005...........................          1          11.52            7            13.72%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.13           --               N/A        N/A           N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2006...........................      1,238           2.05        2,568             8.47%      0.11%         1.00%
     December 31, 2005...........................      1,423           1.89        2,725             2.16%      0.00%         1.00%
     December 31, 2004...........................      1,705           1.85        3,181             5.36%      0.41%         1.00%
     December 31, 2003...........................      1,702           1.76        2,988            24.75%      0.12%         1.00%
     December 31, 2002...........................      1,648           1.41        2,320           -29.65%      0.21%         1.00%
DREYFUS STOCK INDEX FUND
     December 31, 2006...........................      4,409           2.78       12,543            14.40%      1.66%         1.00%
     December 31, 2005...........................      4,901           2.43       12,031             3.40%      1.61%         1.00%
     December 31, 2004...........................      5,282           2.35       12,537             9.70%      1.79%         1.00%
     December 31, 2003...........................      5,751           2.14       12,319            27.09%      1.49%         1.00%
     December 31, 2002...........................      6,282           1.69       10,589           -23.14%      1.29%         1.00%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2006...........................        145           1.18          171            15.69%      1.04%         1.00%
     December 31, 2005...........................        141           1.02          144             5.15%      0.00%         1.00%
     December 31, 2004...........................        145           0.97          141             6.34%      1.36%         1.00%
     December 31, 2003...........................        158           0.91          144            22.30%      0.86%         1.00%
     December 31, 2002...........................        166           0.75          124           -23.39%      0.56%         1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                  INVESTMENT
                                                       UNITS                     ----------        TOTAL       INCOME        EXPENSE
                                                       (000s)      UNIT VALUE     (000s)           RETURN       RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (continued)
   International Value Portfolio.................
     December 31, 2006...........................        181         $ 1.83       $  332            21.19%      1.52%         1.00%
     December 31, 2005...........................        248           1.51          375            11.03%      0.00%         1.00%
     December 31, 2004...........................        213           1.36          290            18.43%      1.18%         1.00%
     December 31, 2003...........................        165           1.15          189            35.00%      1.71%         1.00%
     December 31, 2002...........................         87           0.85           74           -13.10%      0.97%         1.00%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2006...........................        206           1.61          336            15.00%      6.02%         1.00%
     December 31, 2005...........................        253           1.40          360             5.26%      5.17%         1.00%
     December 31, 2004...........................        259           1.33          350             8.49%      4.32%         1.00%
     December 31, 2003...........................        261           1.23          319            19.47%      6.01%         1.00%
     December 31, 2002...........................        275           1.03          282           -24.71%      5.44%         1.00%
   High Income Bond Fund II
     December 31, 2006...........................        193           1.88          374             9.94%      7.89%         1.00%
     December 31, 2005...........................        169           1.71          290             1.18%      8.76%         1.00%
     December 31, 2004...........................        207           1.69          349             9.57%      7.12%         1.00%
     December 31, 2003...........................        256           1.54          395            21.00%      7.22%         1.00%
     December 31, 2002...........................        281           1.27          358             0.36%      9.79%         1.00%
   International Equity Fund II
     December 31, 2006...........................         66           2.10          139            17.98%      0.19%         1.00%
     December 31, 2005...........................        105           1.78          187             7.88%      0.00%         1.00%
     December 31, 2004...........................         92           1.65          152            12.92%      0.00%         1.00%
     December 31, 2003...........................        224           1.46          328            30.55%      0.00%         1.00%
     December 31, 2002...........................        145           1.12          162           -23.53%      0.00%         1.00%
   Kaufmann II Fund
     December 31, 2006...........................         --          10.52           --             5.84%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.94           --               N/A        N/A           N/A
   Market Opportunity Fund II
     December 31, 2006...........................         --          10.15           --             1.40%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.01           --               N/A        N/A           N/A
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2006...........................        443           1.62          718             6.58%      1.87%         1.00%
     December 31, 2005...........................        386           1.52          585            11.76%      0.63%         1.00%
     December 31, 2004...........................        446           1.36          608            10.53%      0.68%         1.00%
     December 31, 2003...........................        454           1.23          558            20.31%      1.35%         1.00%
     Inception March 21, 2003....................         --           1.02           --               N/A        N/A           N/A
   International Growth Portfolio
     December 31, 2006...........................        743           3.25        2,417            45.74%      2.24%         1.00%
     December 31, 2005...........................        272           2.23          608            30.41%      1.40%         1.00%
     December 31, 2004...........................        115           1.71          196            18.07%      1.06%         1.00%
     December 31, 2003...........................         28           1.45           41            42.89%      2.49%         1.00%
     Inception March 21, 2003....................         --           1.01           --               N/A        N/A           N/A
   Large Cap Growth Portfolio
     December 31, 2006...........................      2,297           2.25        5,234            10.29%      0.48%         1.00%
     December 31, 2005...........................      2,553           2.04        5,242             3.03%      0.33%         1.00%
     December 31, 2004...........................      2,989           1.98        5,944             3.67%      0.15%         1.00%
     December 31, 2003...........................      3,284           1.91        6,271            30.42%      0.09%         1.00%
     December 31, 2002...........................      3,348           1.46        4,903           -27.24%      0.00%         1.00%
   Mid Cap Growth Portfolio
     December 31, 2006...........................      2,278           2.59        5,903            12.61%      0.00%         1.00%
     December 31, 2005...........................      2,576           2.30        5,964            11.11%      0.00%         1.00%
     December 31, 2004...........................      3,092           2.07        6,436            19.43%      0.00%         1.00%
     December 31, 2003...........................      3,247           1.73        5,627            33.76%      0.00%         1.00%
     December 31, 2002...........................      3,594           1.30        4,657           -28.65%      0.00%         1.00%
   Worldwide Growth Portfolio
     December 31, 2006...........................      3,370           2.88        9,819            17.07%      1.75%         1.00%
     December 31, 2005...........................      3,974           2.46        9,776             4.68%      1.35%         1.00%
     December 31, 2004...........................      4,823           2.35       11,335             3.87%      0.99%         1.00%
     December 31, 2003...........................      5,528           2.26       12,507            22.76%      1.13%         1.00%
     December 31, 2002...........................      6,526           1.84       12,028           -26.24%      0.84%         1.00%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NET ASSETS                 INVESTMENT
                                                       UNITS                      ----------       TOTAL       INCOME        EXPENSE
                                                       (000s)      UNIT VALUE      (000s)          RETURN       RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2006...........................         27         $22.75         $627            28.68%      0.47%         1.00%
     December 31, 2005...........................         24          17.68          424            39.32%      0.35%         1.00%
     December 31, 2004...........................          3          12.69           38            29.23%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.82           --               N/A        N/A           N/A
   Equity Portfolio
     December 31, 2006...........................         52           1.38           71            16.95%      0.67%         1.00%
     December 31, 2005...........................         55           1.18           65             1.72%      0.66%         1.00%
     December 31, 2004...........................         78           1.16           90            10.98%      0.60%         1.00%
     December 31, 2003...........................         39           1.05           41            22.78%      0.69%         1.00%
     December 31, 2002...........................         37           0.85           32           -17.09%      0.07%         1.00%
   International Equity Portfolio
     December 31, 2006...........................          5          15.05           69            21.37%      0.79%         1.00%
     December 31, 2005...........................          6          12.40           75             9.54%      0.42%         1.00%
     December 31, 2004...........................         --          11.32            4            14.00%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.93           --               N/A        N/A           N/A
   Small Cap Portfolio
     December 31, 2006...........................        201           1.87          376            14.72%      0.00%         1.00%
     December 31, 2005...........................        211           1.63          344             3.16%      0.00%         1.00%
     December 31, 2004...........................        341           1.58          539            13.57%      0.00%         1.00%
     December 31, 2003...........................        289           1.39          403            35.86%      0.00%         1.00%
     December 31, 2002...........................        302           1.02          310           -18.50%      0.00%         1.00%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth Fund
     December 31, 2006...........................         --          12.96            4             9.92%      0.00%         1.00%
     December 31, 2005...........................         --          11.79            3            17.55%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.03           --               N/A        N/A           N/A
   All Cap Fund
     December 31, 2006...........................          2          12.92           28            16.92%      1.65%         1.00%
     December 31, 2005...........................          1          11.05           15             2.98%      0.96%         1.00%
     December 31, 2004...........................          1          10.73           12             6.55%      1.87%         1.00%
     Inception May 1, 2004.......................         --          10.07           --               N/A        N/A           N/A
   Global High Yield Bond Fund
     December 31, 2006...........................         --          11.59           --             9.55%      0.00%         1.00%
     December 31, 2005...........................         --          10.58           --             5.69%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.01           --               N/A        N/A           N/A
   Large Cap Growth Fund
     December 31, 2006...........................         --          10.70            4             3.18%      0.00%         1.00%
     December 31, 2005...........................          1          10.37           13             4.22%      0.02%         1.00%
     December 31, 2004...........................          1           9.95           11             0.40%      0.50%         1.00%
     Inception May 1, 2004.......................         --           9.91           --               N/A        N/A           N/A
   Strategic Bond Fund
     December 31, 2006...........................          2          11.23           24             3.98%      6.67%         1.00%
     December 31, 2005...........................          1          10.80           15             1.50%     11.12%         1.00%
     December 31, 2004...........................         --          10.64           --             6.40%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   Total Return Fund
     December 31, 2006...........................          1          12.11            6            11.41%      0.86%         1.00%
     December 31, 2005...........................          2          10.87           17             2.35%      2.03%         1.00%
     December 31, 2004...........................          2          10.62           17             5.99%      5.29%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government Portfolio
     December 31, 2006...........................         --          10.35            1             3.09%      6.26%         1.00%
     December 31, 2005...........................         --          10.04            1             0.40%     14.22%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2006...........................        138           1.65          227            13.79%      2.97%         1.00%
     December 31, 2005...........................        117           1.45          170             2.84%      2.36%         1.00%
     December 31, 2004...........................         59           1.41           84            15.12%      3.18%         1.00%
     December 31, 2003...........................         19           1.22           24            22.49%      7.42%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                  INVESTMENT
                                                       UNITS                     ----------         TOTAL      INCOME        EXPENSE
                                                       (000s)      UNIT VALUE      (000s)           RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
   Growth and Income Portfolio
     December 31, 2006...........................        741         $ 1.72       $1,272            16.22%      1.30%         1.00%
     December 31, 2005...........................        780           1.48        1,154             2.07%      0.94%         1.00%
     December 31, 2004...........................        903           1.45        1,306            11.77%      0.90%         1.00%
     December 31, 2003...........................        797           1.30        1,034            29.71%      0.76%         1.00%
     December 31, 2002...........................        676           1.00          676           -18.85%      0.75%         1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2006...........................          5           1.48            7             4.23%      0.00%         1.00%
     December 31, 2005...........................          5           1.42            7             2.16%      0.00%         1.00%
     December 31, 2004...........................         11           1.39           15            10.54%      0.00%         1.00%
     December 31, 2003...........................          2           1.26            3            25.24%      0.14%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   High Income Bond Portfolio
     December 31, 2006...........................         --          11.01           --             6.38%     39.68%         1.00%
     December 31, 2005...........................         --          10.35           --             3.50%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
   Limited Maturity Bond Portfolio
     December 31, 2006...........................        125           1.35          169             3.05%      2.98%         1.00%
     December 31, 2005...........................         89           1.31          117             0.77%      2.67%         1.00%
     December 31, 2004...........................        105           1.30          137            -0.59%      3.64%         1.00%
     December 31, 2003...........................        116           1.31          152             1.40%      4.73%         1.00%
     December 31, 2002...........................         97           1.29          125             4.29%      3.25%         1.00%
   Mid-Cap Growth Portfolio
     December 31, 2006...........................         46           1.13           52            14.14%      0.00%         1.00%
     December 31, 2005...........................         41           0.99           41            12.50%      0.00%         1.00%
     December 31, 2004...........................         20           0.88           18            14.91%      0.00%         1.00%
     December 31, 2003...........................          1           0.77           --            26.80%      0.00%         1.00%
     December 31, 2002...........................          1           0.60            1           -30.04%      0.00%         1.00%
   Partners Portfolio
     December 31, 2006...........................        259           2.01          591            11.05%      0.68%         1.00%
     December 31, 2005...........................        302           1.81          546            16.77%      0.99%         1.00%
     December 31, 2004...........................        222           1.55          344            18.00%      0.01%         1.00%
     December 31, 2003...........................        212           1.31          279            33.75%      0.00%         1.00%
     December 31, 2002...........................        229           0.98          225           -24.90%      0.70%         1.00%
   Regency Portfolio
     December 31, 2006...........................         88           1.93          171             9.66%      0.42%         1.00%
     December 31, 2005...........................         87           1.76          153            11.39%      0.10%         1.00%
     December 31, 2004...........................         58           1.58           92            20.91%      0.02%         1.00%
     December 31, 2003...........................         10           1.31           13            30.54%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Socially Responsive Portfolio
     December 31, 2006...........................         --          13.49            4            12.60%      0.22%         1.00%
     December 31, 2005...........................          1          11.98           11             5.74%      0.00%         1.00%
     December 31, 2004...........................         --          11.33            1            13.07%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
     December 31, 2006...........................         --          10.41            3             4.41%      7.58%         1.00%
     Inception May 1, 2006.......................         --           9.97           --               N/A        N/A           N/A
   CommodityRealReturn Strategy Portfolio
     December 31, 2006...........................          1           9.54           14            -5.54%      4.63%         1.00%
     Inception May 1, 2006.......................         --          10.10           --               N/A        N/A           N/A
   Emerging Markets Bond Portfolio
     December 31, 2006...........................         --          10.76           --             7.82%      0.00%         1.00%
     Inception May 1, 2006.......................         --           9.98           --               N/A        N/A           N/A
   Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2006...........................         --          10.26           --             2.50%      2.32%         1.00%
     Inception May 1, 2006.......................         --          10.01           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   NET ASSETS                INVESTMENT
                                                        UNITS                      ----------      TOTAL       INCOME        EXPENSE
                                                        (000s)      UNIT VALUE       (000s)        RETURN       RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Global Bond Unhedged Portfolio
     December 31, 2006...........................         --         $10.19         $ --             1.90%      2.30%         1.00%
     Inception May 1, 2006.......................         --          10.00           --               N/A        N/A           N/A
   High Yield Portfolio
     December 31, 2006...........................          1          10.56            8             5.71%      4.66%         1.00%
     Inception May 1, 2006.......................         --           9.99           --               N/A        N/A           N/A
   Long Term US Government Portfolio
     December 31, 2006...........................         --           9.93           --            -1.19%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.05           --               N/A        N/A           N/A
   Low Duration Portfolio
     December 31, 2006...........................         --          10.04           --             0.30%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.01           --               N/A        N/A           N/A
   Money Market Portfolio
     December 31, 2006...........................         23          10.54          248             3.54%      4.60%         1.00%
     December 31, 2005...........................         12          10.18          124             1.80%      3.09%         1.00%
     December 31, 2004...........................          2          10.00           18             0.00%      1.71%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   RealEstateRealReturn Strategy Portfolio
     December 31, 2006...........................         --          11.88           --            20.98%      6.70%         1.00%
     Inception May 1, 2006.......................         --           9.82           --               N/A        N/A           N/A
   Real Return Portfolio
     December 31, 2006...........................        145           1.15          166             0.00%      4.24%         1.00%
     December 31, 2005...........................        142           1.15          163             0.88%      2.79%         1.00%
     December 31, 2004...........................        134           1.14          153             8.11%      1.10%         1.00%
     December 31, 2003...........................          3           1.05            3             5.07%      0.75%         1.00%
     Inception May 1, 2003.......................         --           1.00           --              N/A        N/A           N/A
   Short-Term Portfolio
     December 31, 2006...........................          8          10.52           82             3.24%      4.28%         1.00%
     December 31, 2005...........................          9          10.19           88             1.49%      3.00%         1.00%
     December 31, 2004...........................          3          10.04           26             0.40%      1.84%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A
   StockPLUS Total Return Portfolio
     December 31, 2006...........................         --          10.96           --            10.71%      0.00%         1.00%
     Inception May 1, 2006.......................         --           9.90           --               N/A        N/A           N/A
   Total Return Portfolio
     December 31, 2006...........................        167           1.10          183             2.80%      4.46%         1.00%
     December 31, 2005...........................        118           1.07          126             1.90%      3.53%         1.00%
     December 31, 2004...........................         77           1.05           81             3.56%      1.94%         1.00%
     December 31, 2003...........................          5           1.01            5             1.29%      2.53%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2006...........................         --          10.26           --             2.60%      0.00%         1.00%
     December 31, 2005...........................         --          10.00           --             0.00%      0.00%         1.00%
     Inception July 15, 2005.....................         --          10.00           --              N/A         N/A           N/A
   Cullen Value Portfolio
     December 31, 2006...........................         --          10.34           --             4.02%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.94           --               N/A        N/A           N/A
   Emerging Markets Portfolio
     December 31, 2006...........................          5          11.15           60            11.06%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.04           --               N/A        N/A           N/A
   Equity Income Portfolio
     December 31, 2006...........................        169           1.34          392            20.72%      2.41%         1.00%
     December 31, 2005...........................        126           1.11          140             4.72%      2.11%         1.00%
     December 31, 2004...........................        125           1.06          133            14.61%      2.02%         1.00%
     December 31, 2003...........................        267           0.92          247            21.05%      2.15%         1.00%
     December 31, 2002...........................        181           0.76          138           -16.88%      2.04%         1.00%
   Fund Portfolio
     December 31, 2006...........................         18           1.14           21            15.15%      1.10%         1.00%
     December 31, 2005...........................         83           0.99           82             5.32%      1.11%         1.00%
     December 31, 2004...........................         87           0.94           82             9.31%      0.89%         1.00%
     December 31, 2003...........................        108           0.86           93            22.21%      0.91%         1.00%
     December 31, 2002...........................         97           0.70           68           -20.06%      0.85%         1.00%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NET ASSETS                INVESTMENT
                                                        UNITS                     ----------       TOTAL      INCOME        EXPENSE
                                                        (000s)      UNIT VALUE      (000s)         RETURN      RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Global High Yield Portfolio
     December 31, 2006...........................         --         $10.25         $ --             2.40%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.01           --               N/A        N/A           N/A
   High Yield Portfolio
     December 31, 2006...........................          5          11.22           58             7.16%      5.26%         1.00%
     December 31, 2005...........................          3          10.47           30             4.70%      3.31%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
   International Value Portfolio
     December 31, 2006...........................         --          10.54           --             5.29%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.01           --               N/A        N/A           N/A
   Mid Cap Value Portfolio
     December 31, 2006...........................         --          12.15            1            11.16%      0.00%         1.00%
     December 31, 2005...........................         --          10.93           --             8.65%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.06           --               N/A        N/A           N/A
   Money Market Portfolio
     December 31, 2006...........................         --          10.47           --             3.46%      0.00%         1.00%
     December 31, 2005...........................         --          10.12           --             1.20%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.00           --               N/A        N/A           N/A
   Small Cap Value Portfolio
     December 31, 2006...........................         --          10.30           --             4.67%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.84           --               N/A        N/A           N/A
   Strategic Income Portfolio
     December 31, 2006...........................         --          10.10           --             0.80%      0.00%         1.00%
     Inception November 1, 2006..................         --          10.02           --               N/A        N/A           N/A
ROYCE CAPITAL FUND:
   Micro-Cap Fund
     December 31, 2006...........................        301           2.21          666            20.11%      0.25%         1.00%
     December 31, 2005...........................        164           1.84          302            10.18%      0.48%         1.00%
     December 31, 2004...........................        247           1.67          411            12.86%      0.00%         1.00%
     December 31, 2003...........................        112           1.48          166            47.20%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Small-Cap Fund
     December 31, 2006...........................        246           2.12          569            13.98%      0.05%         1.00%
     December 31, 2005...........................        344           1.86          639             7.51%      0.00%         1.00%
     December 31, 2004...........................        325           1.73          561            23.87%      0.00%         1.00%
     December 31, 2003...........................         99           1.40          138            39.92%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2006...........................         --          12.56            2            11.15%      0.14%         1.00%
     December 31, 2005...........................         --          11.30           --            12.55%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.04           --               N/A        N/A           N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2006...........................         --          11.33           --             7.29%      0.00%         1.00%
     December 31, 2005...........................         --          10.56           --             5.28%      0.00%         1.00%
     Inception May 1, 2005.......................         --          10.03           --               N/A        N/A           N/A
   Absolute Return Strategies
     December 31, 2006...........................          6          10.34           64             3.40%      4.38%         1.00%
     Inception February 3, 2006..................         --          10.00           --               N/A        N/A           N/A
   Banking Fund
     December 31, 2006...........................          1          12.31           12            10.21%      1.61%         1.00%
     December 31, 2005...........................         --          11.17            5            -3.79%      0.89%         1.00%
     December 31, 2004...........................         --          11.61           --            14.95%      1.00%         1.00%
     Inception May 1, 2004.......................         --          10.10           --               N/A        N/A           N/A
   Basic Materials Fund
     December 31, 2006...........................          7          15.47          103            21.14%      2.24%         1.00%
     December 31, 2005...........................          2          12.77           23             2.98%      0.06%         1.00%
     December 31, 2004...........................         --          12.40           --            24.37%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.97           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NET ASSETS                 INVESTMENT
                                                        UNITS                     ----------       TOTAL       INCOME       EXPENSE
                                                        (000s)     UNIT VALUE      (000s)          RETURN       RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund
     December 31, 2006...........................          3         $ 9.73         $ 27            -4.23%      0.00%         1.00%
     December 31, 2005...........................          3          10.16           29             9.60%      0.00%         1.00%
     December 31, 2004...........................          1           9.27            5            -5.41%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.80           --               N/A        N/A           N/A
   Commodities Fund
     December 31, 2006...........................          1           7.84            8           -18.67%      0.00%         1.00%
     December 31, 2005...........................         --           9.64           --            -4.08%      0.00%         1.00%
     Inception October 21, 2005..................         --          10.05           --               N/A        N/A           N/A
   Consumer Products Fund
     December 31, 2006...........................          7          11.96           85            16.23%      1.53%         1.00%
     December 31, 2005...........................          2          10.29           25            -1.34%      0.93%         1.00%
     December 31, 2004...........................         --          10.43            3             3.27%      0.02%         1.00%
     Inception May 1, 2004.......................         --          10.10           --               N/A        N/A           N/A
   Dynamic Dow Fund
     December 31, 2006...........................          2          13.61           25            29.25%      0.38%         1.00%
     December 31, 2005...........................          4          10.53           46            -4.79%      3.27%         1.00%
     December 31, 2004...........................         --          11.06           --            11.49%      0.00%         1.00%
     Inception July 15, 2004.....................         --           9.92           --               N/A        N/A           N/A
   Dynamic OTC Fund
     December 31, 2006...........................          1          12.10            6             3.77%      0.03%         1.00%
     December 31, 2005...........................          1          11.66           17            -3.95%      0.00%         1.00%
     December 31, 2004...........................         --          12.14           --            24.26%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.77           --               N/A        N/A           N/A
   Dynamic Russell 2000 Fund
     December 31, 2006...........................         --          10.38           --             7.90%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.62           --               N/A        N/A           N/A
   Dynamic S&P 500 Fund
     December 31, 2006...........................          2          14.53           28            22.51%      1.61%         1.00%
     December 31, 2005...........................         --          11.86            1             2.33%      0.00%         1.00%
     December 31, 2004...........................         --          11.59           --            15.32%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.05           --               N/A        N/A           N/A
   Dynamic Strengthening Dollar Fund
     December 31, 2006...........................         --           9.17           --           -11.49%      0.00%         1.00%
     December 31, 2005...........................         --          10.36           --             2.37%      0.00%         1.00%
     Inception October 21, 2005..................         --          10.12           --               N/A        N/A           N/A
   Dynamic Weakening Dollar Fund
     December 31, 2006...........................         --          11.17            1            15.51%     17.92%         1.00%
     December 31, 2005...........................         --           9.67           --            -2.13%      0.00%         1.00%
     Inception October 21, 2005..................         --           9.88           --               N/A        N/A           N/A
   Electronics Fund
     December 31, 2006...........................          1           9.52           12             1.49%      0.00%         1.00%
     December 31, 2005...........................          1           9.38            6             2.85%      0.00%         1.00%
     December 31, 2004...........................         --           9.12           --            -6.37%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.74           --               N/A        N/A           N/A
   Energy Fund
     December 31, 2006...........................         31          18.43          566            10.76%      0.00%         1.00%
     December 31, 2005...........................         52          16.64          864            37.18%      0.02%         1.00%
     December 31, 2004...........................         15          12.13          179            18.57%      0.01%         1.00%
     Inception May 1, 2004.......................         --          10.23           --               N/A        N/A           N/A
   Energy Services Fund
     December 31, 2006...........................         31          19.55          645             9.89%      0.00%         1.00%
     December 31, 2005...........................         31          17.79          554            46.78%      0.00%         1.00%
     December 31, 2004...........................          3          12.12           39            19.17%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.17           --               N/A        N/A           N/A
   Essential Portfolio Aggressive Fund
     December 31, 2006...........................         --          10.28           --             3.73%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.91           --               N/A        N/A           N/A
   Essential Portfolio Conservative Fund
     December 31, 2006...........................         --          10.12           --             1.40%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.98           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    NET ASSETS                INVESTMENT
                                                         UNITS                      ----------       TOTAL      INCOME       EXPENSE
                                                         (000s)     UNIT VALUE       (000s)          RETURN      RATIO        RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Essential Portfolio Moderate Fund
     December 31, 2006...........................         --         $10.27        $ --             3.22%      0.00%         1.00%
     Inception November 1, 2006..................         --           9.95          --               N/A        N/A           N/A
   Europe Advantage Fund
     December 31, 2006...........................          3          16.30           41            28.25%      1.35%         1.00%
     December 31, 2005...........................          2          12.71           30             5.30%      0.51%         1.00%
     December 31, 2004...........................         --          12.07           --            19.39%      2.79%         1.00%
     Inception May 1, 2004.......................         --          10.11           --               N/A        N/A           N/A
   Financial Services Fund
     December 31, 2006...........................         --          13.60           --            15.55%      0.14%         1.00%
     December 31, 2005...........................         --          11.77            3             2.35%      1.02%         1.00%
     December 31, 2004...........................         --          11.50            1            14.43%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.05           --               N/A        N/A           N/A
   Government Long Bond Advantage Fund
     December 31, 2006...........................         62           1.06           66            -4.50%      3.72%         1.00%
     December 31, 2005...........................         56           1.11           63             6.73%      3.33%         1.00%
     December 31, 2004...........................          2           1.04            2             7.29%      3.33%         1.00%
     December 31, 2003...........................         --           0.97           --            -2.92%        N/A         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Health Care Fund
     December 31, 2006...........................          9          11.50          104             4.07%      0.00%         1.00%
     December 31, 2005...........................          2          11.05           18             9.51%      0.00%         1.00%
     December 31, 2004...........................          1          10.09           14             0.20%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.07           --               N/A        N/A           N/A
   Hedged Equity Fund
     December 31, 2006...........................         --          10.31           --             3.10%      0.00%         1.00%
     Inception February 3, 2006..................         --          10.00           --               N/A        N/A           N/A
   Internet Fund
     December 31, 2006...........................         --          11.90           --             8.68%      0.00%         1.00%
     December 31, 2005...........................         --          10.95            4            -2.41%      0.00%         1.00%
     December 31, 2004...........................         --          11.22           --            14.61%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.79           --               N/A        N/A           N/A
   Inverse Dynamic Dow Fund
     December 31, 2006...........................          1           6.80            4           -22.55%      0.82%         1.00%
     December 31, 2005...........................          1           8.78            6             0.57%      0.82%         1.00%
     December 31, 2004...........................         --           8.73           --           -13.39%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.08           --               N/A        N/A           N/A
   Inverse Government Long Bond Fund
     December 31, 2006...........................          4           0.88            4             7.32%      1.35%         1.00%
     December 31, 2005...........................          5           0.82            4            -5.75%      0.00%         1.00%
     December 31, 2004...........................         31           0.87           27           -11.78%      0.00%         1.00%
     December 31, 2003...........................          1           0.99            1            -1.38%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Inverse Mid-Cap Fund
     December 31, 2006...........................         --           7.58            1            -4.77%      0.23%         1.00%
     December 31, 2005...........................          2           7.96           16            -9.13%      0.10%         1.00%
     December 31, 2004...........................         --           8.76           --           -11.87%      0.00%         1.00%
     Inception July 15, 2004.....................         --           9.94           --              N/A         N/A           N/A
   Inverse OTC Fund
     December 31, 2006...........................          6           8.47           50            -2.42%      0.41%         1.00%
     December 31, 2005...........................         15           8.68          133             0.23%      0.00%         1.00%
     December 31, 2004...........................         --           8.66           --           -14.34%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.11           --               N/A        N/A           N/A
   Inverse Russell 2000 Fund
     December 31, 2006...........................          5           7.09           36           -12.79%      1.27%         1.00%
     December 31, 2005...........................         --           8.13           --            -4.01%      0.09%         1.00%
     December 31, 2004...........................         --           8.47           --           -14.96%      0.00%         1.00%
     Inception July 15, 2004.....................         --           9.96           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  NET ASSETS                 INVESTMENT
                                                       UNITS                      ----------       TOTAL       INCOME        EXPENSE
                                                       (000s)      UNIT VALUE      (000s)          RETURN       RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse S&P 500 Fund
     December 31, 2006...........................         97         $ 0.64         $ 63            -8.57%      6.37%         1.00%
     December 31, 2005...........................         95           0.70           66            -1.41%      0.00%         1.00%
     December 31, 2004...........................         --           0.71           --           -11.70%      0.00%         1.00%
     December 31, 2003...........................         --           0.80           --           -19.48%        N/A         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Japan Advantage Fund
     December 31, 2006...........................          5          12.83           70             4.06%      2.11%         1.00%
     December 31, 2005...........................         14          12.33          169            19.13%      0.00%         1.00%
     December 31, 2004...........................          3          10.35           30             4.76%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.88           --               N/A        N/A           N/A
   Large-Cap Growth Fund
     December 31, 2006...........................          1          11.05           12             4.34%      0.00%         1.00%
     December 31, 2005...........................          1          10.59            5             0.76%      0.12%         1.00%
     December 31, 2004...........................         --          10.51            3             5.52%     17.00%         1.00%
     Inception July 15, 2004.....................         --           9.96           --               N/A        N/A           N/A
   Large-Cap Value Fund
     December 31, 2006...........................         20          13.44          265            16.46%      1.05%         1.00%
     December 31, 2005...........................         10          11.54          115             3.13%      1.27%         1.00%
     December 31, 2004...........................          1          11.19            9            12.35%      2.06%         1.00%
     Inception July 15, 2004.....................         --           9.96           --               N/A        N/A           N/A
   Leisure Fund
     December 31, 2006...........................          2          13.28           29            22.17%      0.00%         1.00%
     December 31, 2005...........................         --          10.87           --            -5.81%      0.00%         1.00%
     December 31, 2004...........................         --          11.54            2            15.17%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
   Mid Cap Advantage Fund
     December 31, 2006...........................         12           2.22           27             9.36%      0.28%         1.00%
     December 31, 2005...........................         26           2.03           52            12.78%      0.00%         1.00%
     December 31, 2004...........................         41           1.80           74            21.09%      0.00%         1.00%
     December 31, 2003...........................         31           1.49           46            48.66%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Mid-Cap Growth Fund
     December 31, 2006...........................         --          12.48            2             2.04%      0.00%         1.00%
     December 31, 2005...........................          9          12.23          108            10.38%      0.00%         1.00%
     December 31, 2004...........................         --          11.08            4            10.14%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.06           --               N/A        N/A           N/A
   Mid-Cap Value Fund
     December 31, 2006...........................          1          14.10           11            15.95%      0.31%         1.00%
     December 31, 2005...........................          2          12.16           23             7.23%      1.27%         1.00%
     December 31, 2004...........................         --          11.34           --            12.95%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.04           --               N/A        N/A           N/A
   Multi-Cap Core Equity Fund
     December 31, 2006...........................         --          10.93           --             9.63%      0.00%         1.00%
     Inception February 3, 2006..................         --           9.97           --               N/A        N/A           N/A
   Nova Fund
     December 31, 2006...........................          6          13.89           88            18.11%      1.21%         1.00%
     December 31, 2005...........................          6          11.76           73             2.89%      0.23%         1.00%
     December 31, 2004...........................          8          11.43           87            13.51%      0.05%         1.00%
     December 31, 2003...........................          3          10.07           28            37.81%      0.00%         1.00%
     December 31, 2002...........................          2           7.31           15           -36.37%     12.94%         1.00%
   OTC Fund
     December 31, 2006...........................         14          15.04          213             4.74%      0.00%         1.00%
     December 31, 2005...........................         26          14.36          370             0.07%      0.00%         1.00%
     December 31, 2004...........................         30          14.35          431             8.29%      0.00%         1.00%
     December 31, 2003...........................         29          13.25          379            43.97%      0.00%         1.00%
     December 31, 2002...........................         30           9.20          273           -39.46%      0.00%         1.00%
   Precious Metals Fund
     December 31, 2006...........................         21          16.53          353            20.22%      0.00%         1.00%
     December 31, 2005...........................         20          13.75          282            19.67%      0.00%         1.00%
     December 31, 2004...........................          4          11.49           51            14.90%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.00           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                 INVESTMENT
                                                        UNITS                    ----------        TOTAL      INCOME         EXPENSE
                                                        (000s)     UNIT VALUE      (000s)          RETURN      RATIO          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Real Estate Fund
     December 31, 2006...........................          5         $18.41         $ 85            29.47%      1.39%         1.00%
     December 31, 2005...........................          3          14.22           48             6.04%      1.61%         1.00%
     December 31, 2004...........................          1          13.41           19            32.90%      2.18%         1.00%
     Inception May 1, 2004.......................         --          10.09           --               N/A        N/A           N/A
   Retailing Fund
     December 31, 2006...........................          1          12.17           10             8.95%      0.00%         1.00%
     December 31, 2005...........................         --          11.17            5             4.49%      0.00%         1.00%
     December 31, 2004...........................         --          10.69           --             7.01%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.99           --               N/A        N/A           N/A
   Russell 2000 Advantage Fund
     December 31, 2006...........................        122           2.42          294            19.80%      0.29%         1.00%
     December 31, 2005...........................         78           2.02          157             2.54%      2.06%         1.00%
     December 31, 2004...........................        140           1.97          275            24.21%      0.00%         1.00%
     December 31, 2003...........................        139           1.59          220            58.38%     22.47%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Sector Rotation Fund
     December 31, 2006...........................          8           1.71           14            10.32%      0.00%         1.00%
     December 31, 2005...........................          1           1.55            1            13.14%      0.00%         1.00%
     December 31, 2004...........................         12           1.37           16             9.32%      0.00%         1.00%
     December 31, 2003...........................          4           1.25            5            25.01%      0.00%         1.00%
     Inception May 1, 2003.......................         --           1.00           --               N/A        N/A           N/A
   Small-Cap Growth Fund
     December 31, 2006...........................          2          12.95           28             6.67%      0.00%         1.00%
     December 31, 2005...........................          7          12.14           84             5.11%      0.00%         1.00%
     December 31, 2004...........................         --          11.55           --            14.81%      0.00%         1.00%
     Inception July 15, 2004.....................         --          10.06           --               N/A        N/A           N/A
   Small-Cap Value Fund
     December 31, 2006...........................         15          13.95          207            18.02%      0.90%         1.00%
     December 31, 2005...........................          1          11.82           12             2.60%      0.00%         1.00%
     December 31, 2004...........................          1          11.52            6            14.74%      2.00%         1.00%
     Inception July 15, 2004.....................         --          10.04           --               N/A        N/A           N/A
   Technology Fund
     December 31, 2006...........................         --          11.23            1             4.86%      0.00%         1.00%
     December 31, 2005...........................         --          10.71            1             2.10%      0.00%         1.00%
     December 31, 2004...........................         --          10.49           --             6.61%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.84           --               N/A        N/A           N/A
   Telecommunications Fund
     December 31, 2006...........................          7          12.87           90            18.29%      2.91%         1.00%
     December 31, 2005...........................         --          10.88           --             0.18%      0.00%         1.00%
     December 31, 2004...........................         --          10.86           --             9.81%      0.00%         1.00%
     Inception May 1, 2004.......................         --           9.89           --               N/A        N/A           N/A
   Transportation Fund
     December 31, 2006...........................          1          14.38            8             6.28%      0.00%         1.00%
     December 31, 2005...........................         --          13.53            1             7.47%      0.00%         1.00%
     December 31, 2004...........................         --          12.59           --            25.65%      0.00%         1.00%
     Inception May 1, 2004.......................         --          10.02           --               N/A        N/A           N/A
   U.S. Government Money Market Fund
     December 31, 2006...........................        316           1.02          323             3.03%      3.70%         1.00%
     December 31, 2005...........................        456           0.99          453             1.02%      1.97%         1.00%
     December 31, 2004...........................        178           0.98          175            -1.17%      0.32%         1.00%
     December 31, 2003...........................         67           0.99           67            -0.98%      0.00%         1.00%
     December 31, 2002...........................          1           1.00            1            -0.53%      0.51%         1.00%
   Utilities Fund
     December 31, 2006...........................          4          15.16           67            19.84%      2.32%         1.00%
     December 31, 2005...........................          6          12.65           80             9.43%      0.82%         1.00%
     December 31, 2004...........................         --          11.56            1            14.91%      2.67%         1.00%
     Inception May 1, 2004.......................         --          10.06           --               N/A        N/A           N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NET ASSETS                  INVESTMENT
                                                       UNITS                     ----------        TOTAL       INCOME        EXPENSE
                                                       (000s)      UNIT VALUE      (000s)          RETURN       RATIO         RATIO
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2006...........................        101          $0.73         $ 74            19.67%      0.00%         1.00%
     December 31, 2005...........................        140           0.61           85             7.02%      0.00%         1.00%
     December 31, 2004...........................        212           0.57          121             9.52%      0.00%         1.00%
     December 31, 2003...........................        324           0.52          168            42.62%      0.00%         1.00%
     December 31, 2002...........................        321           0.36          117           -36.87%      0.00%         1.00%
   Global Technology Portfolio
     December 31, 2006...........................        195           0.61          120            17.31%      0.00%         1.00%
     December 31, 2005...........................        220           0.52          114             6.12%      0.00%         1.00%
     December 31, 2004...........................        186           0.49           90             3.65%      0.00%         1.00%
     December 31, 2003...........................        207           0.47           98            34.70%      0.00%         1.00%
     December 31, 2002...........................        220           0.35           77           -32.47%      0.00%         1.00%
THIRD AVENUE VARIABLE SERIES FUNDS:
   Value Portfolio:
     December 31, 2006...........................        367           2.13          782            14.52%      1.30%         1.00%
     December 31, 2005...........................        318           1.86          591            13.41%      1.39%         1.00%
     December 31, 2004...........................        254           1.64          415            19.00%      0.54%         1.00%
     December 31, 2003...........................        146           1.38          201            37.81%      0.13%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2006...........................          1           1.05            1             8.25%      0.00%         1.00%
     December 31, 2005...........................          1           0.97            1            -1.02%      0.00%         1.00%
     December 31, 2004...........................          1           0.98            1            -1.54%      0.00%         1.00%
     December 31, 2003...........................          1           1.00            1            -0.47%      0.00%         1.00%
     Inception May 1, 2003.......................         --           0.99           --               N/A        N/A           N/A
   Worldwide Bond Fund.
     December 31, 2006...........................         85           1.56          133             5.41%      8.62%         1.00%
     December 31, 2005...........................        120           1.48          178            -3.90%      7.23%         1.00%
     December 31, 2004...........................        150           1.54          231             7.85%      9.37%         1.00%
     December 31, 2003...........................        196           1.43          280            16.99%      1.97%         1.00%
     December 31, 2002...........................        191           1.22          233            20.45%      0.00%         1.00%
   Worldwide Emerging Markets Fund
     December 31, 2006...........................        361           1.93          697            37.86%      0.53%         1.00%
     December 31, 2005...........................        276           1.40          385            30.84%      0.59%         1.00%
     December 31, 2004...........................        257           1.07          275            24.82%      0.58%         1.00%
     December 31, 2003...........................        206           0.86          177            52.66%      0.10%         1.00%
     December 31, 2002...........................        137           0.56           77            -3.87%      0.26%         1.00%
   Worldwide Hard Assets Fund
     December 31, 2006...........................        291           3.09          898            23.11%      0.07%         1.00%
     December 31, 2005...........................        243           2.51          610            50.30%      0.25%         1.00%
     December 31, 2004...........................        157           1.67          261            22.84%      0.62%         1.00%
     December 31, 2003...........................        222           1.36          302            43.64%      0.30%         1.00%
     December 31, 2002...........................        104           0.95           99            -3.81%      0.49%         1.00%
   Worldwide Real Estate Fund
     December 31, 2006...........................         90           2.68          241            30.10%      1.28%         1.00%
     December 31, 2005...........................         82           2.06          169            19.77%      3.13%         1.00%
     December 31, 2004...........................        162           1.72          279            34.61%      0.63%         1.00%
     December 31, 2003...........................         42           1.28           54            33.16%      1.88%         1.00%
     December 31, 2002...........................         47           0.96           45            -5.43%      2.00%         1.00%
WELLS FARGO ADVANTAGE VT FUND:
   Discovery Fund
     December 31, 2006...........................         45          12.93          588            13.52%      0.00%         1.00%
     December 31, 2005...........................         49          11.39          558            15.05%      0.00%         1.00%
     Inception April 8, 2005.....................         --           9.90           --               N/A        N/A           N/A
   Opportunity Fund
     December 31, 2006...........................        317           2.54          806            10.92%      0.00%         1.00%
     December 31, 2005...........................        397           2.29          908             7.01%      0.00%         1.00%
     December 31, 2004...........................        540           2.14        1,156            16.89%      0.00%         1.00%
     December 31, 2003...........................        431           1.83          789            35.64%      0.08%         1.00%
     December 31, 2002...........................        547           1.35          738           -27.55%      0.44%         1.00%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

(6) UNIT PROGRESSION

     The change in units outstanding for the year ended December 31, 2006 was as follows:


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES        OF YEAR     PURCHASED      REDEEMED          OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced................................................                3,265,747.1      367,274.7    (683,173.0)    2,949,848.8
   Equity..................................................                2,307,752.3       75,038.3    (342,723.6)    2,040,067.0
   Fixed Income............................................                  851,904.3       67,782.5    (122,841.4)      796,845.4
   Government Securities...................................                  291,457.6      101,290.7    (162,288.7)      230,459.6
   High Yield..............................................        a         140,002.7        7,785.3    (147,788.0)             --
   Money Market............................................                  567,982.9      934,561.1    (706,426.4)      796,117.6
AIM VARIABLE INSURANCE FUNDS:
   Basic Value.............................................                   50,990.0       10,324.7        (314.5)       61,000.2
   Core Equity.............................................        b               0.0        9,307.2      (3,955.7)        5,351.5
   Core Stock..............................................        c          64,080.7          183.2     (64,263.9)             --
   Financial Services......................................                    1,610.7             --        (390.2)        1,220.5
   Global Health Care......................................                  118,222.2       18,039.9     (37,167.0)       99,095.1
   Global Real Estate......................................        d         428,834.8      363,294.2    (175,780.8)      616,348.2
   High Yield..............................................                    4,194.0        3,545.1      (3,774.5)        3,964.6
   Mid Cap Core............................................                   11,394.2        7,344.7      (1,179.1)       17,559.8
   Technology..............................................                   19,691.4      112,265.5      (6,963.5)      124,993.4
THE ALGER AMERICAN FUND:
   Growth..................................................                  824,866.7      118,381.5    (264,627.7)      678,620.5
   Leveraged AllCap........................................                  621,560.7       39,776.0    (157,525.7)      503,811.0
   Midcap Growth...........................................                  468,147.8       41,010.5    (156,226.0)      352,932.3
   Small Capitalization....................................                1,250,603.3      239,313.5    (314,056.6)    1,175,860.2
ALLIANCE VARIABLE PRODUCTS SERIES, INC:
   Growth and Income.......................................                    5,568.0        4,671.9      (5,567.6)        4,672.3
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced................................................                      120.1          102.3         (58.6)          163.8
   Income & Growth.........................................                   93,520.1      104,171.1    (126,696.3)       70,994.9
   Inflation Protection....................................                       71.7           64.6         (24.5)          111.8
   International...........................................                  430,510.8      156,180.5     (72,680.0)      514,011.3
   Value...................................................                  538,015.0      136,962.0    (191,863.8)      483,113.2
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index...................................                      577.9          958.0         (21.0)        1,514.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND...................                1,422,654.4      164,654.3    (349,418.8)    1,237,889.9
DREYFUS STOCK INDEX FUND...................................                4,901,113.5      368,714.1    (860,641.7)    4,409,185.9
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock.......................................                  140,576.4       72,022.6     (67,160.1)      145,438.9
   International Value.....................................                  248,094.1       50,621.9    (118,004.8)      180,711.2
FEDERATED INSURANCE SERIES:
   Capital Income II.......................................                  252,834.9       24,016.8     (71,146.8)      205,704.9
   High Income Bond II.....................................                  169,371.7       66,786.0     (43,003.6)      193,154.1
   International Equity II.................................                  105,082.1       44,890.9     (83,584.9)       66,388.1
   Kaufmann II.............................................        e                --            3.1           0.0             3.1
JANUS ASPEN SERIES:
   Growth and Income.......................................                  385,513.3      234,304.1    (177,182.9)      442,634.5
   International Growth....................................                  272,046.4      692,673.2    (221,468.0)      743,251.6
   Large Cap Growth........................................                2,552,769.1      226,203.1    (482,359.1)    2,296,613.1
   Mid Cap Growth..........................................                2,576,244.9      248,538.2    (546,742.1)    2,278,041.0
   Worldwide Growth........................................                3,973,961.2      317,504.8    (921,665.3)    3,369,800.7
LAZARD RETIREMENT SERIES:
   Emerging Markets........................................                   23,982.8       17,615.4     (14,139.1)       27,459.1
   Equity..................................................                   54,671.6        5,533.7      (8,348.8)       51,856.5
   International Equity....................................                    6,075.8        7,481.7      (8,986.2)        4,571.3
   Small Cap...............................................                  211,292.3       96,013.8    (106,353.7)      200,952.4


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES        OF YEAR     PURCHASED      REDEEMED          OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth.......................................        f             236.3           98.2          (6.9)          327.6
   All Cap Value...........................................        f           1,307.7          884.8          (4.1)        2,188.4
   Large Cap Growth........................................        f           1,261.3           35.2      (1,072.0)          224.5
   Strategic Bond..........................................        f           1,383.2          784.0        (209.7)        1,957.5
   Total Return............................................        f           1,575.3          395.0      (1,464.3)          506.0
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government..............................................        f              68.7          110.7         (61.4)          118.0
LORD ABBETT SERIES FUND:
   America's Value.........................................                  116,934.9       40,168.9     (19,212.0)      137,891.8
   Growth and Income.......................................                  779,887.9      142,056.5    (181,341.1)      740,603.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano................................................                    5,080.9          585.0        (750.4)        4,915.5
   High Income Bond........................................                         --            3.8           0.0             3.8
   Limited Maturity Bond...................................                   89,199.3       46,305.0     (10,132.3)      125,372.0
   Mid-Cap Growth..........................................                   41,318.0       15,441.4     (10,508.5)       46,250.9
   Partners................................................                  302,113.6       32,320.4     (75,258.1)      259,175.9
   Regency.................................................                   87,272.3       17,148.4     (16,112.0)       88,308.7
   Socially Responsive.....................................                      896.7            8.3        (572.0)          333.0
PIMCO VARIABLE INSURANCE TRUST:
   All Asset...............................................        g                --        2,972.0      (2,688.4)          283.6
   CommodityRealReturn Strategy............................        g                --        5,613.5      (4,168.6)        1,444.9
   Foreign Bond US Dollar-Hedged...........................        g                --        1,938.7      (1,938.7)             --
   Global Bond Unhedged....................................        g                --        2,135.0      (2,091.5)           43.5
   High Yield..............................................        g                --          962.3        (177.4)          784.9
   Money Market............................................                   11,565.5       37,016.5     (25,643.8)       22,938.2
   Real Return.............................................                  142,049.9       44,284.0     (41,791.7)      144,542.2
   RealEstateRealReturn Strategy...........................        g                --       13,977.2     (13,977.2)             --
   Short-Term..............................................                    8,638.8        3,952.4      (4,744.8)        7,846.4
   Total Return............................................                  117,574.9      121,883.0     (72,570.0)      166,887.9
PIONEER VARIABLE CONTRACTS TRUST:
   Emerging Markets........................................        e                --        8,324.8      (2,940.0)        5,384.8
   Equity Income...........................................                  126,459.8       53,711.7     (11,365.7)      168,805.8
   Europe..................................................                      371.8        6,213.6      (6,585.4)            --
   Fund....................................................                   83,101.7        3,123.2     (68,005.1)       18,219.8
   High Yield..............................................                    2,891.0        2,269.9           0.0         5,160.9
   International Value.....................................        e                --           45.1           0.0            45.1
   Mid Cap Value...........................................                         --          125.3           0.0           125.3
ROYCE CAPITAL FUND:
   Micro Cap...............................................                  163,608.6      207,428.0     (69,761.6)      301,275.0
   Small Cap...............................................                  344,285.2       40,058.0    (138,601.7)      245,741.5
RYDEX VARIABLE TRUST:
   Absolute Return Strategies..............................        h                --       15,991.0      (9,797.0)        6,194.0
   Banking.................................................                      454.8        4,189.3      (3,683.1)          961.0
   Basic Materials.........................................                    1,782.1       17,313.9     (12,464.6)        6,631.4
   Biotechnology...........................................                    2,875.7       14,308.1     (14,409.7)        2,774.1
   CLS AdvisorOne Amerigo..................................                       18.8          137.7         (10.8)          145.7
   Commodities.............................................                         --       13,043.3     (11,980.2)        1,063.1
   Consumer Products.......................................                    2,396.4       12,270.2      (7,568.9)        7,097.7
   Dynamic Dow.............................................        i           4,336.0       24,323.5     (26,838.4)        1,821.1
   Dynamic OTC.............................................        j           1,427.0       17,702.5     (18,622.8)          506.7
   Dynamic Russell 2000....................................        e                --          960.4        (960.4)             --
   Dynamic S&P 500.........................................        k              67.7       14,912.1     (13,046.8)        1,933.0
   Dynamic Strengthening Dollar............................        l                --        7,192.1      (7,192.1)             --
   Dynamic Weakening Dollar................................        m                --       10,802.8     (10,674.6)          128.2
   Electronics.............................................                      655.0       32,615.0     (31,981.9)        1,288.1
   Energy..................................................                   51,941.0       38,471.7     (59,733.7)       30,679.0
   Energy Services.........................................                   31,145.6       63,187.2     (63,363.6)       30,969.2


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES        OF YEAR     PURCHASED      REDEEMED          OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Europe Advantage........................................        n           2,398.3        4,133.9      (3,999.0)        2,533.2
   Financial Services......................................                      219.5          922.6      (1,126.5)           15.6
   Government Long Bond Advantage..........................        o          56,352.6      289,951.0    (284,331.7)       61,971.9
   Health Care.............................................                    1,654.2        8,674.8      (1,241.1)        9,087.9
   Hedged Equity...........................................        h                --       18,265.2     (18,265.2)             --
   Internet................................................                      377.7       27,741.6     (28,119.3)             --
   Inverse Dynamic Dow.....................................        p             691.6       11,085.7     (11,196.2)          581.1
   Inverse Government Long Bond............................        q           4,904.5      177,565.7    (178,318.3)        4,151.9
   Inverse Mid-Cap.........................................                    2,024.2       12,482.3     (14,429.8)           76.7
   Inverse OTC.............................................        r          15,323.0       42,293.4     (51,728.9)        5,887.5
   Inverse Russell 2000....................................        s              49.8       67,953.3     (62,866.1)        5,137.0
   Inverse S&P 500.........................................        t          94,691.3      256,238.6    (253,485.8)       97,444.1
   Japan Advantage.........................................        u          13,689.6       26,619.1     (34,856.5)        5,452.2
   Large-Cap Growth........................................                      514.9        9,852.1      (9,253.2)        1,113.8
   Large-Cap Value.........................................                    9,944.4       60,761.1     (50,967.9)       19,737.6
   Leisure.................................................                         --       10,582.3      (8,429.7)        2,152.6
   Mid Cap Advantage.......................................        v          25,812.5       74,206.2     (87,965.1)       12,053.6
   Mid-Cap Growth..........................................                    8,789.1        2,815.7     (11,464.1)          140.7
   Mid-Cap Value...........................................                    1,861.7        7,611.1      (8,716.0)          756.8
   Nova....................................................                    6,187.5        7,261.7      (7,120.2)        6,329.0
   OTC.....................................................                   25,745.3       16,778.5     (28,375.2)       14,148.6
   Precious Metals.........................................                   20,481.9       42,568.3     (41,671.7)       21,378.5
   Real Estate.............................................                    3,362.0       16,770.0     (15,532.1)        4,599.9
   Retailing...............................................                      460.8        2,406.9      (2,082.4)          785.3
   Russell 2000 Advantage..................................        x          77,690.1      319,356.8    (275,515.1)      121,531.8
   Sector Rotation.........................................                      621.9       20,723.8     (13,137.4)        8,208.3
   Small-Cap Growth........................................                    6,956.4        6,960.3     (11,791.5)        2,125.2
   Small-Cap Value.........................................                    1,040.7       29,627.8     (15,853.8)       14,814.7
   Technology..............................................                      114.4       21,808.2     (21,797.3)          125.3
   Telecommunications......................................                         --       31,995.1     (25,026.0)        6,969.1
   Transportation..........................................                       70.0       14,898.5     (14,417.7)          550.8
   U.S. Government Money Market............................                  455,817.7    2,030,073.0  (2,169,422.0)      316,468.7
   Utilities...............................................                    6,324.9       11,810.0     (13,747.2)        4,387.7
SELIGMAN PORTFOLIO, INC:
   Communications & Information............................                  139,873.6       51,957.8     (91,081.8)      100,749.6
   Global Technology.......................................                  219,673.3      113,940.5    (138,556.9)      195,056.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value...................................................                  318,168.2      131,942.8     (82,810.1)      367,300.9
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return.........................................                      840.2       52,719.2     (52,601.6)          957.8
   Bond....................................................                  120,025.5       64,379.3     (99,325.7)       85,079.1
   Emerging Markets........................................                  275,976.0      380,724.3    (295,247.9)      361,452.4
   Hard Assets.............................................                  243,458.3      419,702.2    (372,485.7)      290,674.8
   Real Estate.............................................                   81,778.7      118,441.8    (110,285.9)       89,934.6
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery...............................................                   48,999.9        4,265.4      (7,793.3)       45,472.0
   Opportunity.............................................                  396,883.6       55,447.8    (135,474.4)      316,857.0
------------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                34,869,744.7   11,773,323.0 (14,066,582.3)   32,576,485.4
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006

a)   For the period January 1, 2006 through August 31, 2006 (date of closure).

b)   For the period  April 28, 2006  (inception  of fund)  through  December 31,
     2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate Fund Prior to its name change effective July 3, 2006.

e)   For the period  November 1, 2006  (inception of fund) through  December 31,
     2006.

f) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

g)   For the period May 1, 2006 (inception of fund) through December 31, 2006.

h)   For the period  February 3, 2006  (inception of fund) through  December 31,
     2006.

i) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

j)   Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

k)   Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

l) Formerly Strengthening Dollar Fund prior to its name change effective May 1, 2006.

m) Formerly Weakening Dollar Fund prior to its name change effective May 1, 2006.

n) Formerly Large-Cap Europe Fund prior to its name change effective May 1, 2006.

o) Formerly U.S. Government Bond Fund prior to its name change effective May 1, 2006.

p) Formerly Inverse Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

q)   Formerly Juno Fund prior to its name change effective May 1, 2006.

r)   Formerly Arktos Fund prior to its name change effective May 1, 2006.

s) Formerly inverse small-cap fund prior to its name change effective may 1, 2006.

t)   Formerly Ursa Fund prior to its name change effective May 1, 2006.

u) Formerly Large-Cap Japan Fund prior to its name change effective May 1, 2006.

v)   Formerly Medius Fund prior to its name change effective May 1, 2006.

x)   Formerly Mekros Fund prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

(6) UNIT PROGRESSION
   The changes in units outstanding for the year ended December 31, 2005, were as follows:


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES      OF THE YEAR   PURCHASED      REDEEMED          OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced................................................                3,625,473.5      363,241.7    (722,968.1)    3,265,747.1
   Equity..................................................                2,539,015.8      133,758.5    (365,022.0)    2,307,752.3
   Fixed Income............................................                  950,224.3       65,144.7    (163,464.7)      851,904.3
   Focus 20................................................        a         157,375.6        4,599.9    (161,975.5)             --
   Government Securities...................................                  322,706.8      181,085.9    (212,335.1)      291,457.6
   High Yield..............................................                  115,198.8      150,663.8    (125,859.9)      140,002.7
   Money Market............................................                  735,279.4      397,448.9    (564,745.4)      567,982.9
AIM VARIABLE INSURANCE FUNDS:
   Basic Value.............................................                   56,761.9       18,484.8     (24,256.7)       50,990.0
   Core Stock..............................................                   88,877.4        8,417.5     (33,214.2)       64,080.7
   Financial Services......................................                    1,793.9           27.1        (210.3)        1,610.7
   Global Health Care......................................        b         161,636.8       79,736.9    (123,151.5)      118,222.2
   High Yield..............................................                    2,990.4        2,446.3      (1,242.7)        4,194.0
   Mid Cap Core............................................                    8,909.1        9,488.3      (7,003.2)       11,394.2
   Real Estate.............................................                  316,478.8      285,165.1    (172,809.1)      428,834.8
   Technology..............................................                  106,479.5       25,195.5    (111,983.6)       19,691.4
THE ALGER AMERICAN FUND:
   Growth..................................................                  954,457.9      182,144.8    (311,736.0)      824,866.7
   Leveraged AllCap........................................                  826,061.6       57,494.3    (261,995.2)      621,560.7
   Midcap Growth...........................................                  538,399.8      113,915.1    (184,167.1)      468,147.8
   Small Capitalization....................................                1,088,097.8      354,750.1    (192,244.6)    1,250,603.3
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income.......................................                   18,474.9          835.8     (13,742.7)        5,568.0
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced................................................        c                --          149.4         (29.3)          120.1
   Income & Growth.........................................                  121,253.9       13,664.4     (41,398.2)       93,520.1
   Inflation Protection....................................                         --          225.3        (153.6)           71.7
   International...........................................                  264,336.6      271,839.1    (105,664.9)      430,510.8
   Value...................................................                  598,220.2      169,812.6    (230,017.8)      538,015.0
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index...................................        c                --          578.3          (0.4)          577.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND:..................                1,705,116.9      272,840.3    (555,302.8)    1,422,654.4
DREYFUS STOCK INDEX FUND:..................................                5,281,900.2      551,089.1    (931,875.8)    4,901,113.5
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock.......................................                  144,993.4       20,985.1     (25,402.1)      140,576.4
   International Value.....................................                  212,668.0      116,351.4     (80,925.3)      248,094.1
FEDERATED INSURANCE SERIES:
   Capital Income II.......................................                  258,864.5       25,362.5     (31,392.1)      252,834.9
   High Income Bond II.....................................                  206,846.6       35,071.5     (72,546.4)      169,371.7
   International Equity II.................................                   92,190.9       38,956.9     (26,065.7)      105,082.1
JANUS ASPEN SERIES:
   Growth and Income.......................................                  445,635.9       39,401.9     (99,524.5)      385,513.3
   International Growth....................................                  114,975.1      188,145.1     (31,073.8)      272,046.4
   Large Cap Growth........................................        d       2,989,380.1      244,680.0    (681,291.0)    2,552,769.1
   Mid Cap Growth..........................................                3,091,725.7      310,745.5    (826,226.3)    2,576,244.9
   Worldwide Growth........................................                4,822,438.1      413,182.4  (1,261,659.3)    3,973,961.2
LAZARD RETIREMENT SERIES:
   Emerging Markets........................................                    2,977.7       35,674.6     (14,669.5)       23,982.8
   Equity..................................................                   78,055.7       22,161.0     (45,545.1)       54,671.6
   International Equity....................................                      341.8        8,469.4      (2,735.4)        6,075.8
   Small Cap...............................................                  340,571.5       35,586.2    (164,865.4)      211,292.3


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS -- CONTINUED


DECEMBER 31, 2006


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES      OF THE YEAR   PURCHASED      REDEEMED          OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND:
   America's Value.........................................                   59,337.4       97,148.5     (39,551.0)      116,934.9
   Growth and Income.......................................                  902,783.5      160,826.0    (283,721.6)      779,887.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano................................................                   11,022.8        2,841.5      (8,783.4)        5,080.9
   Ltd. Mat. Bond..........................................                  105,130.8       26,122.4     (42,053.9)       89,199.3
   Mid-Cap Growth..........................................                   20,003.0       22,763.0      (1,448.0)       41,318.0
   Partners................................................                  222,409.8      150,505.4     (70,801.6)      302,113.6
   Regency.................................................                   58,081.0       61,639.7     (32,448.4)       87,272.3
   Socially Responsive.....................................                      127.6          889.0        (119.9)          896.7
PIMCO VARIABLE INSURANCE TRUST:
   Money Market............................................                    1,823.0       19,414.1      (9,671.6)       11,565.5
   Real Return.............................................                  134,482.8      101,210.4     (93,643.3)      142,049.9
   Short Term..............................................                    2,585.5        9,236.7      (3,183.4)        8,638.8
   Total Return............................................                   76,696.0       69,689.3     (28,810.4)      117,574.9
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income...........................................                  125,467.1       10,986.0      (9,993.3)      126,459.8
   Europe..................................................                         --       10,058.3      (9,686.5)          371.8
   Fund....................................................                   87,166.8        4,564.8      (8,629.9)       83,101.7
   High Yield..............................................        c                --        2,891.0            --         2,891.0
ROYCE CAPITAL FUND:
   Micro Cap...............................................                  246,601.7       30,541.6    (113,534.7)      163,608.6
   Small Cap...............................................                  324,573.6      236,687.1    (216,975.5)      344,285.2
RYDEX VARIABLE TRUST:
   Inverse OTC.............................................                         --       46,024.3     (30,701.3)       15,323.0
   Banking.................................................                       19.3          454.7         (19.2)          454.8
   Basic Materials.........................................                         --        1,789.9          (7.8)        1,782.1
   Biotechnology...........................................                      559.6       17,985.2     (15,669.1)        2,875.7
   CLS AdvisorOne Amerigo..................................        c                --           18.8            --            18.8
   Consumer Products.......................................                      334.2        6,276.0      (4,213.8)        2,396.4
   Electronics.............................................                         --        1,548.0        (893.0)          655.0
   Energy..................................................                   14,736.6       80,769.7     (43,565.3)       51,941.0
   Energy Services.........................................                    3,248.1       58,313.9     (30,416.4)       31,145.6
   Financial Services......................................                       75.3          144.2            --           219.5
   Health Services.........................................                    1,413.6       35,611.3     (35,370.7)        1,654.2
   Internet................................................                         --        8,789.5      (8,411.8)          377.7
   Inverse Dynamic Dow.....................................        j                --       22,019.2     (21,327.6)          691.6
   Inverse Mid-Cap.........................................                         --       15,972.4     (13,948.2)        2,024.2
   Inverse Russell 2000....................................        k                --       20,266.4     (20,216.6)           49.8
   Inverse Government Long Bond............................        l          31,110.4       12,877.0     (39,082.9)        4,904.5
   Advantage Europe........................................        m               5.5        3,554.5      (1,161.7)        2,398.3
   Large-Cap Growth........................................                      283.3          239.2          (7.6)          514.9
   Advantage Japan.........................................        n           2,845.5       49,138.3     (38,294.2)       13,689.6
   Large-Cap Value.........................................                      766.2       38,440.3     (29,262.1)        9,944.4
   Leisure.................................................                      130.7            7.3        (138.0)             --
   Dynamic Dow.............................................        O                --       14,270.3      (9,934.3)        4,336.0
   Mid-Cap Advantage.......................................        p          40,980.8      150,791.9    (165,960.2)       25,812.5
   Russell 2000 Advantage..................................        q         139,697.1      165,883.6    (227,890.6)       77,690.1
   Mid-Cap Growth..........................................                      395.0       15,274.3      (6,880.2)        8,789.1
   Mid-Cap Value...........................................                         --        8,574.7      (6,713.0)        1,861.7
   Nova....................................................                    7,646.9       30,792.4     (32,251.8)        6,187.5
   OTC.....................................................                   30,019.8       37,641.2     (41,915.7)       25,745.3
   Precious Metals.........................................                    4,398.3       53,734.8     (37,651.2)       20,481.9
   Real Estate.............................................                    1,440.4        8,612.4      (6,690.8)        3,362.0
   Retailing...............................................                         --          553.6         (92.8)          460.8
   Sector Rotation.........................................                   11,747.9          521.5     (11,647.5)          621.9
   Small-Cap Growth........................................                         --       14,652.0      (7,695.6)        6,956.4
   Small-Cap Value.........................................                      503.9       11,257.4     (10,720.6)        1,040.7


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006


                                                                             NUMBER                                       NUMBER
                                                                            OF UNITS                                     OF UNITS
                                                                            BEGINNING      UNITS          UNITS             END
                                                                NOTES      OF THE YEAR   PURCHASED      REDEEMED          OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
   Technology..............................................                         --       11,885.2     (11,770.8)          114.4
   Telecommunications......................................                         --        1,571.4      (1,571.4)             --
   Dynamic S&P 500.........................................        r                --       12,448.2     (12,380.5)           67.7
   Transportation..........................................                         --        6,731.3      (6,661.3)           70.0
   Government Long Bond Advantage..........................        s           1,564.8      216,709.4    (161,921.6)       56,352.6
   U.S. Government Money Market............................                  178,039.5    1,297,645.8  (1,019,867.6)      455,817.7
   Inverse S&P 500.........................................        t               --       138,517.4     (43,826.1)       94,691.3
   Utilities...............................................                       62.9       26,680.6     (20,418.6)        6,324.9
   Dynamic OTC.............................................        u                --       11,514.1     (10,087.1)        1,427.0
LEGG MASON PARTNERS INVESTMENT SERIES
   Government..............................................        c                --           99.2         (30.5)           68.7
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I:.................        v
   Aggressive Growth.......................................        c                --          243.7          (7.4)          236.3
   All Cap Value I.........................................                    1,116.5          191.2            --         1,307.7
   Large Cap Growth I......................................                    1,068.5          194.5          (1.7)        1,261.3
   Strategic Bond I........................................                         --        1,394.3         (11.1)        1,383.2
   Total Return I..........................................                    1,575.3             --            --         1,575.3
SELIGMAN PORTFOLIO, INC:
   Communications & Information............................                  212,289.1        9,126.7     (81,542.2)      139,873.6
   Global Technology.......................................                  186,087.6       39,998.1      (6,412.4)      219,673.3
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II.......................................        e         359,224.8       10,707.2    (369,932.0)             --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value...................................................                  253,721.8      174,136.5    (109,690.1)      318,168.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return.........................................                      892.8          958.2      (1,010.8)          840.2
   Bond....................................................                  149,603.1       17,288.4     (46,866.0)      120,025.5
   Emerging Markets........................................                  257,252.7      312,200.2    (293,476.9)      275,976.0
   Hard Assets.............................................                  156,657.1      203,008.4    (116,207.2)      243,458.3
   Real Estate.............................................                  161,770.1       39,729.4    (119,720.8)       81,778.7
VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund..............................        f           5,550.4          911.7      (6,462.1)             --
WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery...............................................        g                --       59,055.0     (10,055.1)       48,999.9
   Opportunity.............................................        h         539,704.6       89,688.5    (232,509.5)      396,883.6
------------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                38,524,019.2    9,882,466.6 (13,536,741.1)   34,869,744.7
====================================================================================================================================



a)   For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c) For the period May 4, 2005 (inception of fund) through December 31, 2005. Formerly SB Government prior to its name change effective May 1, 2006.

d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

e) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

f)   For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

g)   For the period April 8, 2005 (inception of fund) through December 31, 2005.

h) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

i)   Formerly Arktos prior to its name change effective May 1, 2006.

j) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

k) Formerly Inverse Small-Cap Fund prior to its name change effective May 1, 2006.

l)   Formerly Juno prior to its name change effective May 1, 2006.

m)   Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

n)   Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

o) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

p)   Formerly Medius Fund prior to its name change effective May 1, 2006.

q)   Formerly Mekros prior to its name change effective May 1, 2006.

r)   Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

s) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

t)   Formerly Ursa prior to its name change effective May 1, 2006.

u)   Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

v) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

w)   Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

   We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C as of December 31, 2006, the related statements of operations and changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for each of the two years for the period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2006, the results of its operations, changes in its net assets for the years ended December 31, 2006 and 2005, and financial highlights for each of the two years for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.



/s/ BDO Seidman, LLP

New York, New York
March 31, 2007

                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                       SPONSOR

                       Jefferson National Life Insurance Company

                       DISTRIBUTOR

                       Jefferson National Financial Securities Corporation

                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

                       BDO Seidman, LLP

                                     PART C

                                OTHER INFORMATION

ITEM 24.          FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2006 and for each of the two years in the period ended December 31, 2006.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL

(1)   (a)         Resolution of Board of Directors of the Company           (10)
                  authorizing the reorganization of the Separate Account.

      (b)         Resolution Changing the Name of the Separate Account       (1)

(2)               Not Applicable.

(3)   (a)   (i)   Form of Principal Underwriter's Agreement of the           (1)
                  Company on behalf of the Separate Account and Inviva
                  Securities Corporation.

            (ii)  Form of Amendment to Principal Underwriter's Agreement     (1)

      (b)         Form of Selling Agreement                                  (1)

(4)   (a)         Form of Individual Single Premium Contract - Achievement.
                  (22-4026)                                                  (1)

      (b)         Form of Individual Flexible Premium Contract. (22-4025)    (2)

      (c)         Form of Waiver of Contingent Deferred Sales Charges for
                  Unemployment Rider. (CVIC-4023)                            (1)

      (d)         Form of Waiver of Contingent Deferred Sales Charges
                  for Nursing Care Confinement Rider. (CVIC-4020)            (1)

      (e)         Form of Waiver of Contingent Deferred Sales Charges for
                  Terminal Illness Rider. (CVIC-4021)                        (1)

      (f)         Form of Sep. Acct Chg Endorsement                          (1)

(5)               Form of Application for Individual Annuity Contract.
                  (JNL-6000)                                                 (1)

(6)   (a)         Amended and Restated Articles of Incorporation of
                  Conseco Variable Insurance Company.                        (1)

      (b)         Amended and Restated By-Laws of the Company.               (1)

(7)               Not Applicable.

(8)   (a)         Form of Participation Agreement dated October 23, 2002     (1)
                  with Conseco Series Trust and Conseco Equity Sales, Inc.
                  and amendments thereto dated September 10, 2003 and February 1, 2001.

            (i) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated October 23, 2002 by and among 40|86
                  Series Trust, 40|86 Advisors, Inc. and Jefferson
                  National Life Insurance Company. (

      (b)   (i)   Form of Participation Agreement by and among A I M         (3)
                  Distributors, Inc., Jefferson National Life  Insurance
                  Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

           (ii)   Form of Amendment dated April 6, 2004 to the               (1)
                  Participation Agreement by and among A I M Distributors,
                  Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003. (

           (iii) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement by and among A I M Distributors, Inc.,
                  Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003. (

    (c)    (i)    Form of Participation Agreement among the Alger American   (4)
                  Fund, Great American Reserve Insurance Company and
                  Fred Alger and Company, Inc. dated March 31, 1995.

           (ii)   Form of Amendment dated November 5, 1999 to the            (5)
                  Participation Agreement among the Alger American
                  Fund, Great American Reserve Insurance Company and
                  Fred Alger and Company, Inc. dated March 31, 1995.

           (iii)  Form of Amendment dated January 31, 2001 to the            (5)
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

           (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to    (1)
                  the Participation Agreement among the Alger American
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.

           (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement among the Alger American Fund, Jefferson
                  National Life Insurance Company and Fred Alger and
                  Company, Inc. dated March 31, 1995.

     (d )  (i)    Form of Participation Agreement between Great American     (4)
                  Reserve Insurance Company and American Century
                  Investment Services as of 1997.

           (ii)   Form of Amendment dated November 15, 1997 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

           (iii)  Form of Amendment dated December 31, 1997 to the           (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

           (iv)   Form of Amendment dated January 13, 2000 to the            (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

           (v)    Form of Amendment dated February 9, 2001 to the            (5)
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.

           (vi)   Form of Amendments dated July 31, 2003 and March 25,       (1)
                  2004 to the Participation Agreement between Great
                  American Reserve Insurance Company and American Century Investment Services as of 1997.

           (vii)  Form of Amendments dated May 1, 2005 to the               (11)
                  Participation Agreement between Jefferson National Life Insurance Company and American Century Investment
                  Services as of 1997.

           (viii) Form of Amendment dated May 1, 2006 to the                (13)
                  Participation Agreement between Jefferson National Life Insurance Company and American Century Investment
                  Services as of 1997.

           (ix) Form of Amendment dated May 1, 2007 to the Participation (14) Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services.

     (e)   (i)    Form of Participation Agreement dated May 1, 1995 by and   (5)
                  among Conseco Variable Insurance Company, Dreyfus
                  Variable Investment Fund, The Dreyfus Socially
                  Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                  Index Fund, Inc. and Dreyfus Investment Portfolios.

           (ii)   Form of Amendment dated March 21, 2002 to the              (5)
                  Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus
                  Variable Investment Fund, The Dreyfus Socially
                  Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                  Index Fund, Inc. and Dreyfus Investment Portfolios.

            (iii) Form of Amendment dated May 1, 2003 to the Participation   (1)
                  Agreement dated May 1, 1995 by and among Conseco
                  Variable Insurance Company, Dreyfus Variable Investment
                  Fund, The Dreyfus Socially Responsible Growth Fund,
                  Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                  Dreyfus Investment Portfolios.

            (iv)  Form of Amendment dated May 1, 2005 to the Participation   (1)
                  Agreement dated May 1, 1995 by and among Jefferson
                  National Life Insurance Company, Dreyfus Variable
                  Investment Fund, The Dreyfus Socially Responsible Growth
                  Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                  and Dreyfus Investment Portfolios.


            (v)   Form of Amendment dated 2004 to the Participation         (11)
                  Agreement dated May 1, 1995 by and among Jefferson
                  National Life Insurance Company, Dreyfus Variable
                  Investment Fund, The Dreyfus Socially Responsible Growth
                  Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                  and Dreyfus Investment Portfolios.

      (f)   (i)   Form of Participation Agreement dated March 6, 1995 by     (4)
                  and among Great American Reserve Insurance Company and
                  Insurance Management Series, Federated Securities Corp.

            (ii)  Form of Amendment dated 1999 to the Participation          (5)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (iii) Form of Amendment dated January 31, 2001 to the            (5)
                  Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.

            (iv)  Form of Amendment dated 2004 to the Participation          (1)
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

            (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated March 6, 1995 by and among Jefferson
                  National Life Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.

      (g)   (i)   Form of Participation Agreement by and among First         (6)
                  American Insurance Portfolios, Inc., First American
                  Asset Management and Conseco Variable Insurance Company dated 2001.

            (ii)  Form of Amendment dated April 25, 2001 to the              (5)
                  Participation Agreement by and among First American
                  Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company dated
                  2001.

            (iii) Form of Amendment dated May 1, 2003 to the Participation   (1)
                  Agreement by and among First American Insurance
                  Portfolios, Inc., First American Asset Management and
                  Conseco Variable Insurance Company dated 2001.

      (h)   (i)   Form of Participation Agreement among Janus Aspen Series   (1)
                  and Jefferson National Life Insurance Company dated
                  May 1, 2003 and Form of Amendment dated July 2003 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement among Janus Aspen Series and Jefferson
                  National Life Insurance Company dated May 1, 2003.

            (iii) Form of Amendment dated May 1, 2006 to the Participation  (13)
                  Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated February 1, 2001.

      (i)   (i)   Form of Participation Agreement among Lazard Retirement    (1)
                  Series, Inc., Lazard Asset Management, LLC, Inviva
                  Securities Corporation and Jefferson National Life
                  Insurance Company dated May 1, 2003.

            (ii)  Form of Amendment dated March 21, 2004 to the              (1)
                  Participation Agreement among Lazard Retirement Series,
                  Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                  Company dated May 1, 2003.

      (j)   (i)    Form of Participation Agreement dated April 10, 1997 by   (4)
                   and among Lord, Abbett & Co. and Great American Reserve
                   Insurance Company.

            (ii)   Form of Amendment dated December 1, 2001 to the           (7)
                   Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve
                   Insurance Company.

            (iii) Form of Amendment dated May 1, 2003 to the Participation (1) Agreement dated April 10, 1997 by and among Lord, Abbett
                   & Co. and Great American Reserve Insurance Company.

      (k)   (i)    Form of Participation Agreement dated April 30, 1997 by   (5)
                   and among Neuberger&Berman Advisers Management Trust,
                   Advisers Managers Trust, Neuberger&Berman Management
                   Incorporated and Great American Reserve Insurance
                   Company.

            (ii) Form of Amendment dated May 1, 2000 to the Participation (5) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Advisers Managers
                   Trust, Neuberger Berman Management Incorporated and
                   Conseco Variable Insurance Company.

            (iii)  Form of Amendment dated January 31, 2001 to the           (5)
                   Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust,
                   Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

            (iv) Form of Amendment dated May 1, 2004 to the Participation (8) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

            (v)    Form of Amendment dated April 4, 2004 to the              (1)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

            (vi) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

            (vii) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated April 30, 1997 by and among Neuberger
                   Berman Advisers Management Trust, Neuberger Berman
                   Management Incorporated and Jefferson National Life
                   Insurance Company.

            (viii) Form of Amendment dated May 1, 2007 to the               (14)
                   Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust,
                   Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

      (l)   (i)    Form of Participation Agreement dated May 1, 2003 by and  (1)
                   among PIMCO Variable Insurance Trust, PIMCO Advisors
                   Distributors LLC and Jefferson National Life Insurance
                   Company and amended dated April 13, 2004 thereto.

            (ii) Form of Amendment dated May 1, 2005 to the Participation (11) Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

            (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company. (13)

      (m)   (i)    Form of Participation Agreement dated May 1, 2003 among   (1)
                   Pioneer Variable Contract Trust, Jefferson National Life
                   Insurance Company, Pioneer Investment Management, Inc.
                   and Pioneer Funds Distributor, Inc.

            (ii)   Form of Amendment to the Participation Agreement dated   (11)
                   May 1, 2003 among Pioneer Variable Contract Trust,
                   Jefferson National Life Insurance Company, Pioneer
                   Investment Management, Inc. and Pioneer Funds
                   Distributor, Inc.

            (iii) Form of amendment to Participation Agreement dated        (13)
                  May 1, 2006 among Pioneer Variable Contract Trust,
                  Jefferson National Life Insurance Company, Pioneer
                  Investment Management, Inc. and Pioneer Funds
                  Distributor, Inc.

       (n)        Form of Participation Agreement dated May 1, 2003 by and   (1)
                  among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated
                  April 5, 2004 thereto.

            (i)   Form of amendment to Participation Agreement dated        (13)
                  May 1, 2006 among Royce Capital Fund, Royce & Associates,
                  LLC and Jefferson National Life Insurance Company and
                  Inviva Securities Corporation.

      (o)   (i)   Form of Participation Agreement dated March 24, 2000 by    (9)
                  and among Conseco Variable Insurance Company, RYDEX
                  Variable Trust and PADCO Financial Services, Inc.

            (ii)  Form of Amendment dated April 13, 2004 to the Form of      (1)
                  Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable
                  Trust and PADCO Financial Services, Inc.

            (iii) Form of Amendment dated May 1, 2005 to the Form of        (11)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

            (iv)  Form of Amendment dated May 1, 2006 to the Form of        (13)
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

      (p)   (i)   Form of Participation Agreement dated April 2004 between   (1)
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

            (ii)  Form of Amendment dated May 1, 2005 to Form of            (10)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.

            (iii) Form of Amendment dated April 28, 2007 to Form of         (14)
                  Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc. (Legg Mason)

      (q)   (i)   Form of Participation Agreement dated May 1, 2000 by and   (6)
                  among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                  and Conseco Variable Insurance Company.

            (ii)  Form of Amendment dated January 31, 2001 to the            (5)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                  Conseco Variable Insurance Company.

            (iii) Form of Amendment dated August 5, 2003 to the              (1)
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                  Conseco Variable Insurance Company.

            (iv)  Form of Amendment dated 2004 to the Participation          (1)
                  Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                  Variable Insurance Company.

            (v) Form of Amendment dated May 1, 2006 to the Participation (13) Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

      (r)   (i)   Form of Participation Agreement dated April 30, 1997 by    (5)
                  and among Great American Reserve Insurance Company,
                  Strong Variable Insurance Funds, Inc., Strong Special
                  Fund II, Inc, Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.

            (ii)  Form of Amendment dated December 11, 1997 to               (5)
                  Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                  II, Inc., Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.

            (iii) Form of Amendment dated December 14. 1999 to               (5)
                  Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

            (iv)  Form of Amendment dated March 1, 2001 to Participation     (5)
                  Agreement dated April 30, 1997 by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance
                  Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                  Capital Management, Inc. and Strong Investments, Inc.

            (v)   Form of Amendments dated December 2, 2003 and April5,      (1)
                  2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

      (s)   (i)   Form of Participation Agreement dated May 1, 2003 with     (8)
                  by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

            (ii)  Form of Amendment dated April 6, 2004 to the               (1)
                  Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National
                  Life Insurance Company.

      (t)   (i)   Form of Participation Agreement dated February 29, 2000    (5)
                  by and among Conseco Variable Insurance  Company, Van
                  Eck Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (ii)  Form of Amendment dated January 31, 2001 to                (5)
                  Participation Agreement dated February 29, 2000 by and
                   among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (iii) Form of Amendment dated January 31, 2001 to                (5)
                  Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.

            (iv)  Form of Amendment dated May 1, 2003 to Participation       (8)
                  Agreement dated March 1, 1995 by and among Van  Eck
                  Worldwide Insurance Trust, Van Eck Associates
                  Corporation and Jefferson National Life Insurance
                  Company.

      (u)   (i)   Form of Participation Agreement between Jefferson          (1)
                  National Life Insurance Company, Bisys Fund  Services
                  LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

            (ii)  Form of Amendment dated 2004 to the Participation          (1)
                  Agreement between Jefferson National Life  Insurance
                  Company, Bisys Fund Services LP, Choice Investment
                  Management Variable Insurance funds dated May 1, 2003.

      (v)   (i)   Form of Participation Agreement between Jefferson         (11)
                  National Life Insurance Company, Wells Fargo  Funds
                  Distributor, LLC and Wells Fargo Variable Trust dated
                  April 8, 2005.

            (ii)  Form of Amendment dated May 1, 2006 to Participation      (13)
                  Agreement between Jefferson National Life  Insurance
                  Company, Wells Fargo Funds Distributor, LLC and Wells
                  Fargo Variable Trust dated April 8, 2005.

      (w)   (i)   Form of Participation Agreement between Jefferson         (11)
                  National Life Insurance Company, Rafferty Asset
                  Management, LLC and Potomac Insurance Trust dated
                  May 1, 2005.

            (ii)  Form of Amendment dated May 1, 2006 to Participation      (13)
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Potomac
                  Insurance Trust dated May 1, 2005.

      (x)   (i)   Form of Participation Agreement between Jefferson         (13)
                  National Life Insurance Company, Alliance Capital
                  Management L.P. and AllianceBernstein Investment
                  Research and Management, Inc. dated May 1, 2006.

      (y)   (i)   Form of Participation Agreement between Northern Lights   (14)
                  Variable Trust and Jefferson National Life  Insurance
                  Company dated May 1, 2007

(9)               Opinion and Consent of Counsel.                           (14)

(10)              Consent of Independent Registered Public Accounting Firm. (14)

(11)              Financial Statements omitted from Item 23 above.          N/A

(12)              Initial Capitalization Agreement. N/A

(13)        (i)   Powers of Attorney.                                        (1)

            (ii)  Powers of Attorney- Laurence Greenberg                    (12)

            (iii) Powers of Attorney - Robert Jefferson                     (13)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 37 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos.033-02460 and 811-04819) filed electronically on Form N-4 on May 3, 2004 (Accession Number 0001047469-04-015247).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 21 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002841).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 27 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003345).

(14) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                  POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Controller
Jo Ann Heppermann (1)            Director - Operations
Matthew Grove                    Chief Marketing Officer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


----------------------
   SMILOW & HECHT                                                         ORGANIZATIONAL CHART
AND FAMILY MEMBERS(1)
----------------------
         |
         | 100%
----------- ---------------- ----------- ----------- ----------- ----------- -----------
  INVIVA,     INVIVA, INC.    SERIES A    SERIES B    SERIES C    SERIES D     SECURED
   L.L.C.      MANAGEMENT     PREFERRED   PREFERRED   PREFERRED   PREFERRED     NOTES
    (CA)          AND          STOCK(3)    STOCK(4)    STOCK(5)    STOCK(6)
-----------   EMPLOYEES(2)   ----------- ----------- ----------- ----------- -----------
     |      ----------------      |           |          |            |           |
     | 77%        | 23%           |           |          |            |           |
     |            |               |           |          |            |           |
---------------------------------------------------------------------------------------
                                    INVIVA, INC.
                                        (DE)
---------------------------------------------------------------------------------------
                                         | 100%
         -----------------------------------------------------------------------------------------------------------
         |           |            |             |              |           |           |            |              |
         |           |            |             |              |           |           |            |              |
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
     LIFCO     JNF HOLDING     INVIVA        INVIVA         INVIVA       INVIVA      INVIVA       INVIVA       INVIVA
    HOLDING      COMPANY,    INSURANCE      STATUTORY      STATUTORY    STATUTORY   STATUTORY    STATUTORY    STATUTORY
    COMPANY,    INC. (DE)   AGENCY, INC.  TRUST I (DE)(7)  TRUST III    TRUST IV     TRUST V      TRUST VI    TRUST VII
    INC. (DE)                   (DE)                        (CT)(7)      (DE)(7)     (DE)(7)      (DE)(7)      (DE)(7)
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
               100% |
              -------------
               JEFFERSON
                NATIONAL
               FINANCIAL
              CORP. (DE)(8)
              -------------
                   |        100%
       ----------------------------------------------------------------------
       |                                |                                   |
------------------------------   --------------------------------------  ---------------------------
     JEFFERSON NATIONAL            JEFFERSON NATIONAL LIFE INSURANCE       JNF ADVISORS, INC. (DE)
  SECURITIES CORPORATION (DE)                 COMPANY (TX)
------------------------------   --------------------------------------  ---------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten
         (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members;
         (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.





ITEM 27.    NUMBER OF CONTRACT OWNERS

As of March 9, 2007, the number of The Maxiflex Individual Annuity contracts funded by Jefferson National Life Annuity Account C was 7,612 of which 7,170 were qualified contracts and 442 were non-qualified contracts.

ITEM 28.    INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

        NAME                                       POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Edward J. O'Brien, IV                   Chief Financial Officer


* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.



      (c)   ISC retains no compensation or commissions from the registrant.

                                        COMPENSATION
                                              ON
                      NET UNDERWRITING   REDEMPTION
  NAME OF PRINCIPAL     DISCOUNTS AND         OR        BROKERAGE
     UNDERWRITER         COMMISSIONS    ANNUITIZATION  COMMISSIONS  COMPENSATION
Jefferson National           None             None          None         None
Securities Corporation

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.    REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 28 and 40 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*

Name:   Laurence P. Greenberg

Title:  CHIEF EXECUTIVE OFFICER

                SIGNATURE                   TITLE                         DATE
/s/ David A. Smilow*           Chairman of the Board                     4/16/07
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                  4/16/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*     Director, Chief Executive Officer         4/16/07
Name: Laurence Greenberg        and President

/s/ Timothy D. Rogers*         Chief Financial Officer and Treasurer     4/16/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*            Director                                  4/16/07
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                  4/16/07
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                   4/16/07
Attorney in Fact

                                  EXHIBIT INDEX

(8)    (d)    (ix)   Form of Amendment dated May 1, 2007 to the Participation
                     Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

       (k)    (viii) Form of Amendment dated May 1, 2007 to the Participation
                     Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

       (p)    (iii)  Form of Amendment dated April 28, 2007 to Form of
                     Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

       (y)    (i)    Form of Participation Agreement between Northern Lights
                     Variable Trust and Jefferson National Life Insurance
                     Company dated May 1, 2007

(9)                  Opinion and Consent of Counsel.

(10)                 Consent of Independent Registered Public Accounting Firm.